Registration No. 333-219400

811-21397

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-IV

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Trina Sandoval, Esq. New York Life Insurance and Annuity Corporation 51 Madison Avenue New York, New York 10010 (Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq. Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in a separate account under variable annuity contracts.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports of the funds described herein will no longer be sent by mail, unless you specifically request paper copies of the reports from the New York Life Annuities Service Center. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NYLIAC electronically by contacting the New York Life Annuities Service Center.

You may elect to receive all future reports in paper free of charge. You can inform NYLIAC that you wish to continue receiving paper copies of your shareholder reports by contacting the New York Life Annuities Service Center. Your election to receive reports in paper will apply to all funds described herein.

PROSPECTUS Dated May 1, 2019

for

New York Life Premier Variable Annuity - FP Series

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This Prospectus describes the individual flexible premium New York Life Premier Variable Annuity - FP Series policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or penalty tax), a choice of when Income Payments commence, and a guaranteed death benefit if the Owner dies before Income Payments have commenced.

Other variable annuity policies offered by NYLIAC are available through other broker-dealers with features not available under this policy. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability. We reserve the right to prospectively restrict the availability of optional features and to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of policies that you may purchase. We also reserve the right to refuse initial and any or all subsequent premium payments. Please confirm with us or your registered representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

You can choose to have the Mortality and Expense Risk and Administrative Costs Charge (“M&E Charge”) associated with your policy assessed based on either the Accumulation Value of the policy (which invests in Separate Account III) or the Adjusted Premium Payments (which invests in Separate Account IV). The M&E Charge assessed to your policy will be based on the option that you choose. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed. Please confirm with your registered representative that both M&E Charge options are available.

For Accumulation Value based M&E Charge policies, the M&E Charge is assessed based on the Accumulation Value of the policy and will vary with fluctuations in the policy’s Accumulation Value. For Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Periodic Charges Other Than Fund Company Charges” for more information.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 762-6212, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, the Dollar Cost Averaging Advantage Account and the Investment Divisions listed below. You may also allocate your premium payments to an Asset Allocation Model. The Investment Divisions and Asset Allocation Models listed below are available regardless of the M&E Charge structure that you choose.

•  MainStay VP Balanced — Service Class

•  MainStay VP Bond — Service Class

•  MainStay VP Conservative Allocation — Service Class

•  MainStay VP Cushing® Renaissance Advantage — Service Class

•  MainStay VP Eagle Small Cap Growth — Service Class

•  MainStay VP Epoch U.S. Equity Yield — Service Class

•  MainStay VP Fidelity Institutional AM® Utilities — Service Class[1]

•  MainStay VP Floating Rate — Service Class

•  MainStay VP Growth Allocation — Service Class

•  MainStay VP Income Builder — Service Class

•  MainStay VP Indexed Bond — Service Class

•  MainStay VP IQ Hedge Multi-Strategy — Service Class[2]

•  MainStay VP Janus Henderson Balanced — Service Class

•  MainStay VP Large Cap Growth — Service Class

•  MainStay VP MacKay Common Stock — Service Class

•  MainStay VP MacKay Convertible — Service Class

•  MainStay VP MacKay Government — Service Class

•  MainStay VP MacKay High Yield Corporate Bond — Service Class

•  MainStay VP MacKay International Equity — Service Class

•  MainStay VP MacKay Mid Cap Core — Service Class

•  MainStay VP MacKay S&P 500 Index — Service Class

•  MainStay VP MacKay Small Cap Core — Service Class[3]

•  MainStay VP MacKay Unconstrained Bond — Service Class

•  MainStay VP Mellon Natural Resources — Initial Class[4]

•  MainStay VP Moderate Allocation — Service Class

•  MainStay VP Moderate Growth Allocation — Service Class

•  MainStay VP PIMCO Real Return — Service Class

•  MainStay VP U.S. Government Money Market — Initial Class

•  American Funds IS Asset Allocation Fund — Class 4

•  American Funds IS Blue Chip Income and Growth Fund — Class 4

•  American Funds IS Global Small Capitalization Fund — Class 4

•  American Funds IS Growth Fund — Class 4

•  American Funds IS New World Fund® — Class 4

•  BlackRock® Global Allocation V.I. Fund — Class III

•  BlackRock® High Yield V.I. Fund — Class III

•  ClearBridge Variable Appreciation Portfolio — Class II

•  Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

•  Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

•  Columbia Variable Portfolio — Small Cap Value Fund — Class 2

•  Delaware VIP® Small Cap Value Series — Service Class

•  Dreyfus IP Technology Growth Portfolio — Service Shares

•  DWS Alternative Asset Allocation VIP — Class B5

•  Fidelity® VIP ContrafundSM Portfolio — Service Class 2

•  Fidelity® VIP Emerging Markets Portfolio — Service Class 2

•  Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

•  Fidelity® VIP FundsManager® 60% Portfolio — Service Class

•  Fidelity® VIP Growth Opportunities Portfolio — Service Class 2

•  Fidelity® VIP Health Care Portfolio — Service Class 2

•  Fidelity® VIP International Index Portfolio — Service Class 2

•  Fidelity® VIP Mid Cap Portfolio — Service Class 2

•  Invesco V.I. American Value Fund — Series II Shares

•  Invesco V.I. International Growth Fund — Series II Shares

•  Janus Henderson Enterprise Portfolio — Service Shares

•  Janus Henderson Global Research Portfolio — Service Shares

•  MFS® International Value Portfolio — Service Class

•  MFS® Investors Trust Series — Service Class

•  MFS® Research Series — Service Class

•  Morgan Stanley VIF U.S. Real Estate Portfolio — Class II

•  Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

•  PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class[6]

•  PIMCO VIT Low Duration Portfolio — Advisor Class

•  PIMCO VIT Total Return Portfolio — Advisor Class

[1]	Formerly known as MainStay VP MFS® Utilities.
[2]	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.
[3]	On May 1, 2019, MainStay VP Epoch U.S. Small Cap merged into MainStay VP MacKay Small Cap Core.
[4]	Formerly known as MainStay VP VanEck Global Hard Assets.
[5]	Formerly known as Deutsche Alternative Asset Allocation VIP.
[6]	Formerly known as PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged).

Please note that if you have purchased the Investment Preservation Rider – FP Series, there are restrictions regarding your ability to allocate your premium payments (as defined in this Prospectus) to the Investment Divisions or Asset Allocation Models. Please see “THE POLICIES—Riders— Investment Preservation Rider – FP Series (optional)” and “APPENDIX 1” and “APPENDIX 2”, as applicable for more information.

Asset Allocation Models

Aggressive	Moderately Aggressive

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

8% American Funds IS Blue Chip Income and Growth Fund

8% Janus Henderson Global Research Portfolio

7% MainStay VP MacKay Mid Cap Core

6% MFS® Investors Trust Series

6% Fidelity® VIP Emerging Markets Portfolio

5% MainStay VP MacKay High Yield Corporate Bond

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

5% Fidelity® VIP ContrafundSM Portfolio

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% ClearBridge Variable Appreciation Portfolio

5% MainStay VP MacKay International Equity

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

7% PIMCO VIT Total Return Portfolio

7% MainStay VP MacKay High Yield Corporate Bond

7% American Funds IS Blue Chip Income and Growth Fund

7% MainStay VP MacKay Mid Cap Core

6% MainStay VP Bond

6% MFS® Investors Trust Series

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% ClearBridge Variable Appreciation Portfolio

5% MainStay VP MacKay International Equity

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

Moderate	Moderately Conservative

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

8% MainStay VP Bond

7% PIMCO VIT Total Return Portfolio

7% MainStay VP Indexed Bond

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP MacKay Government

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

9% MainStay VP Indexed Bond

8% MainStay VP MacKay Government

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP PIMCO Real Return

5% PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

5% MainStay VP MacKay S&P 500 Index

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

Conservative

14% PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

12% MainStay VP Bond

11% PIMCO VIT Total Return Portfolio

10% MainStay VP MacKay Government

10% MainStay VP Indexed Bond

10% DWS Alternative Asset Allocation VIP

7% MainStay VP PIMCO Real Return

7% MainStay VP MacKay High Yield Corporate Bond

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

4% BlackRock® High Yield V.I. Fund

4% American Funds IS Blue Chip Income and Growth Fund

3% MFS® Research Series

3% MainStay VP MacKay Mid Cap Core

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon. (For more information, see “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - Asset Allocation Models”.)

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

2

This Prospectus is not considered an offering in any state where the sale of the policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

3

DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.

ADBR—Annual Death Benefit Reset Rider.

Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions of the Separate Account and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

Allocation Options —The Investment Divisions of the Separate Account, any Asset Allocation Model, the DCA Advantage Account and the Fixed Account.

Annuitant—The person or persons named on the Policy Data Page and whose life or lives will determine the Income Payments.

Annuity Commencement Date—The date on which Income Payments under the policy are scheduled to begin. This date may not be earlier than the first Policy Anniversary.

Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The current model portfolios are designed by QS Investors, LLC (“QS Investors”) and based primarily on investment risk.

Beneficiary—The person(s) or entity(ies) having the right to receive the death benefit as set forth in the policy and who is/are the “designated beneficiary(ies)” for purposes of Section 72 of the Code (as defined below).

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Consideration—A premium payment, or a portion thereof and, if allowable, a transfer amount from an Investment Division to the Fixed Account.

Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less transfer amounts and any partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and/or additional fees and charges (including rider charges) assessed and deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of our general creditors. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.

Dollar Cost Averaging (DCA) Advantage Account— An Allocation Option that permits dollar cost averaging over a six-month period and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose proportionally on a monthly basis.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Account Accumulation Value—The sum of premium payments and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

4

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Holding Period—A pre-determined Holding Period you select at the time of application for an Investment Preservation Rider – FP Series. You can choose among seven (7) different Holding Periods (10, 11, 12, 13, 14, 15 or 20 years).

Holding Period End Date—The 10,11,12,13,14,15 or 20th Policy Anniversary, as applicable, of (a) the Rider Effective Date or (b) the Rider Reset Effective Date, whichever is later.

Income Payments—Periodic fixed payment amounts NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

IPR—Investment Preservation Rider-FP Series.

IPR Reset—Changing the guaranteed amount of the Investment Preservation Rider – FP Series to make it equal the Accumulation Value or 150% of the Accumulation Value if you choose the 20-year Holding Period (less any applicable reductions) on the next Policy Anniversary following your request.

Life Income - Guaranteed Period Payment Option—The Income Payment option available under this policy. Monthly payments made under this option are made over the life of the Annuitant(s) with a guarantee of 10 years of payments.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Nonforfeiture Rate—The rate used to calculate the Fixed Account and DCA Advantage Account Nonforfeiture Values. This rate, as shown on the Policy Data Page, is equal to the lesser of: a) 3.00%, and b) a rate that is not less than 1.00% and determined by using the six-month average of the five-year Constant Maturity Treasury Rate reported by the Federal Reserve for December through May (for period beginning July 1) and June through November (for period beginning January 1), rounded to the nearest .05%, minus 1.25%.

Nonforfeiture Value—The Nonforfeiture Value is equal to 87.50% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Account accumulated as of the Payment Date or transfer date at the Nonforfeiture Rate, minus any amounts withdrawn or transferred from the Fixed Account and/or the DCA Advantage Account as of the date of the withdrawal or transfer, and minus an annual contract charge of $50 as of the date of the charge, with the remaining amount accumulated from the date of withdrawal, transfer or charge at the Nonforfeiture Rate.

NYLIAC (we, our or us)—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER VARIABLE ANNUITY - FP SERIES.”

Owner (you, your)—The individual(s) or entity(ies) designated as the Owner of the policy, or as subsequently changed after issue. If a jointly owned policy is issued, ownership rights and privileges under the policy must be exercised jointly.

Payee—The designated recipient(s) of the Income Payments under the policy and any income provided under any riders or endorsements attached to the policy. The Owner of the policy is the Payee, unless the Owner designates, and we agree to, a different Payee.

Payment Date—The Business Day on which we receive a premium payment at the address specified in this Prospectus to receive such payment.

Payment Year(s)—A year as measured from the Payment Date of a premium payment made to the policy.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy containing policy specifications.

5

Policy Date—The date the policy is effective and from which Policy Years, policy quarters, policy months, and Policy Anniversaries are measured. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Reset Value—See “Riders-Annual Death Benefit Reset Rider (optional)”.

Return of Premium Death Benefit —The total dollar amount of premium payments made under the policy reduced by any Return of Premium Death Benefit Proportional Withdrawals.

Return of Premium Death Benefit Proportional Withdrawal—An amount equal to the amount withdrawn from the policy (including any amount withdrawn that may include a Surrender Charge), divided by the Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal.

Rider Effective Date—The date on which the IPR Rider is effective and the date from which the Holding Period End Date is measured. This date is stated on the rider Data Page. After an IPR Reset, this date is the same as the “Rider Reset Effective Date.”

Separate Account—NYLIAC Variable Annuity Separate Account-III or NYLIAC Variable Annuity Separate Account-IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

6

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Current Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Transfer Fee	Guaranteed maximum charge: $30
Current charge: $0[2]

[1]

In Payment Years 2 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Payment Year 2; 6% during Payment Year 3; 5% during Payment Year 4; 4% during Payment Year 5; 3% during Payment Year 6; 2% during Payment Year 7; and 0% thereafter.

[2]

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for transfers in excess of 12 in a Policy Year. We will charge no more than $30 for each transfer at the time each transfer is processed. See “CHARGES AND DEDUCTIONS—Other Charges—(e) Transfer Fees.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

The charges in the “Accumulation Value Based M&E Charge Policies” column apply if you choose to have M&E charges calculated as an annualized percentage of daily average Variable Accumulation Value. The charges in the “Premium Based M&E Charge Policies” column apply if you choose to have M&E charges calculated as an annualized percentage of Adjusted Premium Payments.

	Accumulation Value Based M&E Charge Policies	Premium Based M&E Charge Policies
Annual Policy Service Charge[1]	$30	$30
Current and guaranteed maximum Mortality and Expense Risk and Administrative Costs Charge	1.20% (During the Surrender Charge Period for the initial premium) 1.00% (After the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium) 1.10% (After the Surrender Charge Period for the initial premium)

1	Waived for policies with $100,000 or more Accumulation Value

Optional Rider Charges: Investment Preservation Rider – FP Series (applied for on or after May 1, 2019)

Guaranteed maximum Investment Preservation Rider – FP Series Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Preservation Rider – FP Series, deducted on a quarterly basis).

10 Year Rider Holding Period	2.00%
11 Year Rider Holding Period	2.00%
12 Year Rider Holding Period	1.50%
13 Year Rider Holding Period	1.50%
14 Year Rider Holding Period	1.50%
15 Year Rider Holding Period	1.50%
20 Year Rider Holding Period	1.50%

7

Current Investment Preservation Rider – FP Series Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Preservation Rider – FP Series, deducted on a quarterly basis)

10 Year Rider Holding Period	1.00%
11 Year Rider Holding Period	0.90%
12 Year Rider Holding Period	0.80%
13 Year Rider Holding Period	0.70%
14 Year Rider Holding Period	0.60%
15 Year Rider Holding Period	0.50%
20 Year Rider Holding Period	0.60%

Optional Rider Charges: Investment Preservation Rider - FP Series (applied for prior to May 1, 2019) (No Longer Available For Purchase)

Guaranteed maximum Investment Preservation Rider – FP Series Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Preservation Rider – FP Series, deducted on a quarterly basis).

10 Year Rider Holding Period	2.00%
11 Year Rider Holding Period	2.00%
12 Year Rider Holding Period	1.50%
13 Year Rider Holding Period	1.50%
14 Year Rider Holding Period	1.50%
15 Year Rider Holding Period	1.50%
20 Year Rider Holding Period	1.50%

Current charge for Investment Preservation Rider – FP Series Resets (calculated as an annualized percentage of the amount that is guaranteed under the Investment Preservation Rider – FP Series, deducted on a quarterly basis)

10 Year Rider Holding Period	1.00%
11 Year Rider Holding Period	0.90%
12 Year Rider Holding Period	0.80%
13 Year Rider Holding Period	0.70%
14 Year Rider Holding Period	0.60%
15 Year Rider Holding Period	0.50%
20 Year Rider Holding Period	0.60%

Optional Rider Charges: Annual Death Benefit Reset Rider

Guaranteed maximum Annual Death Benefit Reset Rider Charge (calculated as an annualized percentage of the Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “Reset Value,” see “THE POLICIES-Riders-Annual Death Benefit Reset Rider”).	1.00%
Current Annual Death Benefit Reset Rider Charge	0.25%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2018.	0.43%	1.77%

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018. The Fund or its agents provided the fees and charges that are based on 2018 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

8

Guaranteed Maximum Charges Examples

The tables below will help you understand the various costs and expenses that you will bear directly and indirectly. The tables reflect the Investment Division with the maximum charges and expenses of the policy including, the policyowner transaction expenses, the annual policy service charge, separate account annual expenses, portfolio company fees and expenses and the highest possible combination of optional rider charges (using guaranteed maximum charges) where indicated. Your actual costs may be higher or lower. For more information on the charges reflected in these tables, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

For Premium based M&E Charge New York Life Premier Variable Annuity – FP Series Policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with IPR (10 yr Holding Period) & ADBR Riders	$1,379.58	$1,973.53	$3,292.79	$6,467.59	$1,379.58	$2,515.64	$3,650.54	$6,497.59	$640.85	$1,973.53	$3,292.79	$6,467.59
with IPR Rider (10 yr Holding Period)	$1,287.58	$1,679.16	$2,811.97	$5,558.62	$1,287.58	$2,238.63	$3,189.34	$5,588.62	$540.85	$1,679.16	$2,811.97	$5,558.62
with ADBR Rider	$1,171.91	$1,313.44	$2,217.59	$4,450.32	$1,171.91	$1,894.12	$2,618.98	$4,480.32	$415.85	$1,313.44	$2,217.59	$4,450.32
without any Riders	$1,079.11	$1,016.84	$1,730.12	$3,513.46	$1,079.11	$1,614.36	$2,150.93	$3,543.46	$315.85	$1,016.84	$1,730.12	$3,513.46

For Accumulation Value based M&E Charge New York Life Premier Variable Annuity – FP Series Policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with IPR (10 yr Holding Period) & ADBR Riders	$1,375.90	$1,955.85	$3,253.38	$6,345.26	$1,375.90	$2,499.01	$3,612.71	$6,375.26	$636.85	$1,955.85	$3,253.38	$6,345.26
with IPR Rider (10 yr Holding Period)	$1,283.90	$1,665.27	$2,785.16	$5,487.63	$1,283.90	$2,225.55	$3,163.61	$5,517.63	$536.85	$1,665.27	$2,785.16	$5,487.63
with ADBR Rider	$1,168.20	$1,304.37	$2,206.75	$4,443.46	$1,168.20	$1,885.57	$2,608.58	$4,473.46	$411.85	$1,304.37	$2,206.75	$4,443.46
without any Riders	$1,075.40	$1,011.45	$1,731.66	$3,557.95	$1,075.40	$1,609.29	$2,152.45	$3,587.95	$311.85	$1,011.45	$1,731.66	$3,557.95

9

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER VARIABLE ANNUITY - FP SERIES

NOTE: The following section contains brief questions and answers about the New York Life Premier Variable Annuity - FP Series. You should refer to the body of this Prospectus for more detailed information.

1. What is the New York Life Premier Variable Annuity - FP Series?

The New York Life Premier Variable Annuity - FP Series is a Flexible Premium Deferred Variable Retirement Annuity Policy issued by NYLIAC. You may allocate premium payments to the Investment Divisions of the Separate Account, as well as the DCA Advantage Account, and/or to the Fixed Account. (See “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT - Asset Allocation Models” for more information about which Asset Allocation Models are currently available to you.) The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected, the deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Account.

2. Where can I allocate my premium payments?

(a) You can allocate your premium payments to one or more of the following Allocation Options:

(i) SEPARATE ACCOUNT

Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under your policy. Separate Account IV currently consists of 68 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions and Asset Allocation Models are listed on the first and second page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

(ii) FIXED ACCOUNT

Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

(b) You can also allocate your premium payments to the DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates we have set in advance. The DCA Advantage Account allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions, providing for automatic transfers to the Investment Divisions you select in six installments over a six month period. (See “THE DCA ADVANTAGE ACCOUNT.”)

3. Can I make transfers among the Investment Divisions, the Asset Allocation Models and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the available Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account any time prior to 30 days before the Annuity Commencement Date (See “RIDERS — Investment Preservation Rider—FP Series (optional)” for more information on transfer restrictions if the Investment Preservation Rider—FP Series is purchased). For Premium based M&E Charge policies, no transfers are allowed into the Fixed Account. For Account Value based M&E Charge policies, transfers to the Fixed Account from the Investment Divisions must be for at least $500. Generally, you can transfer a minimum amount of $25 into an Investment Division, unless we agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We currently do not charge for transfers. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “THE POLICIES -Transfers.”)

All guarantees are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

You can make transfers from the Fixed Account and the DCA Advantage Account, subject to certain restrictions which may apply. (See “THE FIXED ACCOUNT” and “THE DCA ADVANTAGE ACCOUNT.”) In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep options as described herein.

10

4. What charges are assessed against the policy?

Before the date we start making Income Payments under the policy, unless currently waived, we will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy. See “CHARGES AND DEDUCTIONS-Other Charges-Policy Service Charge” for information regarding waiver of the policy service charge.

In addition, we also deduct a charge for certain mortality and expense risks NYLIAC assumes and policy administration expenses (“M&E Charge”). You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments. You must choose your M&E Charge option prior to the issuance of the policy. Once the M&E Charge option is chosen it cannot be changed.

For Accumulation Value based M&E Charge policies the M&E Charge is 1.20% (annualized) of the daily average Variable Accumulation Value during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium. For Premium based M&E Charge policies the M&E Charge is 1.30% (annualized) of the Adjusted Premium Payments during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium.

Premium based M&E Charges will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premium payments allocated to the Fixed Account that are not transferred to the Investment Division). (See “MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE.”)

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first Payment Year as follows:

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. You may withdraw free of a surrender charge the greatest of (i) ten percent (10%) of the Accumulation Value at the beginning of the Policy Year (or ten percent (10%) of the premium payment if the withdrawal is made in the first Policy Year), less any prior Partial Withdrawals made during the Policy Year that were free of surrender charges; (ii) that portion of the Accumulation Value at the time of the withdrawal that exceeds the accumulated premium payments; and (iii) ten percent (10%) of the current Accumulation Value, less any prior Partial Withdrawals made during the Policy Year that were free of Surrender Charges. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “Exceptions to Surrender Charges.”)

The withdrawal or surrender amounts available free of Surrender Charges are not cumulative. Any eligible amount in a Policy Year that is not taken may not be carried over and be available in a later Policy Year.

If you purchase the Investment Preservation Rider – FP Series (“IPR”), we will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is

11

guaranteed. (See “OTHER CHARGES—Investment Preservation Rider – FP Series Charge.”) In most jurisdictions, this charge will be deducted from each Investment Division and the DCA Advantage Account, in proportion to its percentage of the Accumulation Value. The guaranteed maximum annual charge for IPR is 2.00% for the 10 and 11 year terms and 1.50% for the 12-15 and 20 year terms of the amount that is guaranteed.

For the IPR rider, purchased on or after May 1, 2019, the current charges range from 0.50% to 1.00% of the amount that is guaranteed, applied on a quarterly basis (0.125% to 0.025% per quarter), depending on the rider Holding Period you select. For the IPR rider, purchased prior to May 1, 2019, the reset charges range from 0.50% to 1.00% of the amount that is guaranteed, applied on a quarterly basis (0.1250% to 0.25% per quarter), depending on the rider Holding Period you select.

If you purchase the Annual Death Benefit Reset Rider (“ADBR”) (in jurisdictions where available), we will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last Policy Anniversary, less any Reset Value Proportional Reduction. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, applied on a quarterly basis. You should consult with your registered representative to determine the percentage we are currently charging before you select this rider. We may set a lower charge at our sole discretion. The current charge is 0.25% annually (0.0625% per quarter).

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

For most policies, the minimum initial premium payment is $5,000. Additional premium payments must be at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies or such lower amount as we may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 17 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is less than $1,000,000 without prior approval. However, for Qualified Policies that amount could be lower because you may not make premium payments in excess of the amount permitted by law for the plan.

While IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the IPR Holding Period End Date.

Acceptance of initial and subsequent premium payments is subject to Suitability Standards.

6. How are premium payments allocated?

If the application is in Good Order, we will issue the policy and allocate the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the New York Life Annuities Service Center. Subsequent premium payments will be allocated to your Policy at the close of the Business Day on which they are received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”)

You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as we may permit. The minimum amount which you may place in the DCA Advantage Account is $2,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and the number of Allocation Options inclusively to which you may allocate your Accumulation Value. Acceptance of initial and subsequent premium payments is subject to Suitability Standards.

7. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

12

You may make withdrawals from your policy before the Annuity Commencement Date. Your withdrawal request must be in Good Order before we will process it. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and, if you are under age 59½, a 10% penalty tax may apply. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to New York Life Annuities Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—(b) Partial Withdrawals and (c) Periodic Partial Withdrawals.”)

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income – Guaranteed Period Payment Option over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) We may offer other options, at our discretion, where permitted by state law.

10. What happens if I die before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you die before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

(a)	the Accumulation Value as of the day we receive a claim form in Good Order, or

(b)	the Return of Premium Death Benefit.

If the Beneficiary is the spouse (as defined under Federal law) of the Owner, see Question 11. (Also see “DISTRIBUTIONS UNDER THE POLICY-Death Before Annuity Commencement” and “FEDERAL TAX MATTERS.”)

11. What happens if my spouse is the Beneficiary?

If you are the Owner and you die before the Annuity Commencement Date, and you have designated your spouse (as defined under Federal law) as the sole primary Beneficiary of the policy, he or she may elect in writing to continue the policy upon your death as the new Owner and, if applicable, a new Annuitant (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If you are also the Annuitant, your spouse will become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or the New York Life Annuities Service Center receives the policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

14. Are policy loans available?

Policy loans are not available.

15. Where do I send written service requests to the New York Life Annuities Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the New York Life Annuities Service Center at one of the following addresses:

13

Regular Mail	New York Life Annuities Service Center P.O. Box 9859 Providence, RI 02940

Express Mail	New York Life c/o Mellon Investments Corporation 4400 Computer Drive Westborough, MA 01581

Written service requests will be effective as of the Business Day they are received in Good Order at the New York Life Annuities Service Center at one of the addresses listed immediately above.

E-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. All NYLIAC requirements must be met for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values may be made by telephone. You may reach our Customer Service Representatives by contacting the New York Life Annuities Service Center toll-free by calling: (800) 762-6212.

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the internet. For internet-based requests please visit www.newyorklifeannuities.com and enter your user name and password. (See “THE POLICIES — Online Service at www.newyorklifeannuities.com.”)

You may authorize us to accept telephone/internet instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Options, and/or the DCA Advantage Account, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep, or any other transactions that we determine in our sole discretion. To authorize other individuals to access your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the New York Life Annuities Service Center a Telephone/Web Authorization Form completed in a form acceptable to us to one of the addresses listed above. We may revoke Telephone/Web Authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may make transactions by telephone and speaking with a service representative at (800) 762-6212 or on the internet. Furthermore, we will confirm all telephone/internet transactions in writing. Not all transactions are available on the internet.

NYLIAC is not liable for any loss, cost or expense for action on telephone/internet instructions, which are believed to be genuine in accordance with these procedures. We must receive telephone/internet transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

We make telephone/internet services available at our discretion. In addition, availability of telephone/internet services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

17. Where do I send subsequent premium payments?

Subsequent premium payments should be sent to one of the following addresses:

14

Regular Mail	New York Life Annuities Service Center P.O. Box 9859 Providence, RI 02940

Express Mail	New York Life c/o Mellon Investments Corporation 4400 Computer Drive Westborough, MA 01581

If in Good Order, subsequent premium payments will be credited as of the close of the Business Day on which they are received at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES — Policy Application and Premium Payments.”)

While IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the IPR Holding Period End Date.

Acceptance of subsequent premium payments is subject to Suitability Standards.

15

FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018 (including the report of the independent registered public accounting firm) and each Separate Account’s statement of assets and liabilities as of December 31, 2018, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

16

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The policies were first offered on November 20, 2017. The information below includes information relating to other variable annuity policies that we offer that are not described in this Prospectus but have the same M&E Charge and certain common Investment Divisions, and were first offered on May 1, 2015. Therefore, values and units shown for 2015 are for the period from May 1, 2015 to December 31, 2015. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

For Accumulation Value based M&E Charge policies:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	11.40	10.41	821
2017	10.41	11.40	642
2016	9.53	10.41	347
2015	10.00	9.53	78
MainStay VP Bond – Service Class
2018	10.10	9.86	724
2017	9.95	10.10	272
2016	9.82	9.95	123
2015	10.00	9.82	29
MainStay VP Conservative Allocation – Service Class
2018	11.27	10.39	1,854
2017	10.15	11.27	1,151
2016	9.50	10.15	525
2015	10.00	9.50	106
MainStay VP Cushing Renaissance Advantage – Service Class
2018	12.35	8.80	107
2017	10.53	12.35	88
2016	7.44	10.53	36
2015	10.00	7.44	9
MainStay VP Eagle Small Cap Growth – Service Class
2018	13.52	12.14	222
2017	10.90	13.52	120
2016	9.58	10.90	47
2015	10.00	9.58	7
MainStay VP Epoch U.S. Equity Yield – Service Class
2018	12.38	11.56	586
2017	10.11	12.38	421
2016	9.29	10.11	203
2015	10.00	9.29	39
MainStay VP Epoch U.S. Small Cap – Service Class
2018	12.77	10.56	238
2017	10.96	12.77	149
2016	9.38	10.96	57
2015	10.00	9.38	21
MainStay VP Fidelity Institutional AM® Utilities – Service Class
2018	11.30	11.22	2,278
2017	9.52	11.30	1,584
2016	8.22	9.52	820
2015	10.00	8.22	216

17

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Floating Rate – Service Class
2018	10.65	10.49	1,685
2017	10.34	10.65	764
2016	9.65	10.34	390
2015	10.00	9.65	128
MainStay VP Growth Allocation – Service Class
2018	12.87	11.06	1,545
2017	10.05	12.87	1,041
2016	9.18	10.05	724
2015	10.00	9.18	226
MainStay VP Income Builder – Service Class
2018	11.51	10.75	1,472
2017	10.11	11.51	951
2016	9.27	10.11	487
2015	10.00	9.27	117
MainStay VP Indexed Bond – Service Class
2018	10.05	9.84	313
2017(b)	10.00	10.05	6
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(e)	10.10	9.27	1,217
2017	9.47	10.10	874
2016	8.92	9.47	404
2015	10.00	8.92	83
MainStay VP Janus Henderson Balanced – Service Class
2018	12.14	12.02	2,105
2017	10.18	12.14	997
2016	9.72	10.18	526
2015	10.00	9.72	160
MainStay VP Large Cap Growth – Service Class
2018	13.22	13.50	1,316
2017	9.92	13.22	610
2016	10.14	9.92	307
2015	10.00	10.14	71
MainStay VP MacKay Common Stock – Service Class
2018	12.98	12.04	652
2017	10.62	12.98	454
2016	9.69	10.62	191
2015	10.00	9.69	33
MainStay VP MacKay Convertible – Service Class
2018	12.08	11.64	2,255
2017	10.60	12.08	1,186
2016	9.35	10.60	432
2015	10.00	9.35	139
MainStay VP MacKay Government – Service Class
2018	9.87	9.72	357
2017	9.81	9.87	94
2016	9.86	9.81	34
2015	10.00	9.86	10
MainStay VP MacKay High Yield Corporate Bond – Service Class
2018	11.42	11.09	6,406
2017	10.77	11.42	4,017
2016	9.36	10.77	1,538
2015	10.00	9.36	383

18

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP MacKay International Equity – Service Class
2018	12.54	10.93	421
2017	9.37	12.54	239
2016	9.74	9.37	92
2015	10.00	9.74	36
MainStay VP MacKay Mid Cap Core – Service Class
2018	12.65	10.97	909
2017	10.41	12.65	437
2016	9.24	10.41	167
2015	10.00	9.24	56
MainStay VP MacKay S&P 500 Index – Service Class
2018	12.93	12.17	2,762
2017	10.73	12.93	1,507
2016	9.72	10.73	662
2015	10.00	9.72	177
MainStay VP MacKay Small Cap Core – Service Class
2018	13.25	11.09	244
2017	11.80	13.25	102
2016(a)	10.00	11.80	49
MainStay VP MacKay Unconstrained Bond – Service Class
2018	10.66	10.38	2,995
2017	10.15	10.66	2,257
2016	9.47	10.15	1,172
2015	10.00	9.47	265
MainStay VP Mellon Natural Resources – Initial Class
2018	10.92	7.70	323
2017	9.56	10.92	237
2016	6.02	9.56	113
2015	10.00	6.02	49
MainStay VP Moderate Allocation – Service Class
2018	11.78	10.64	2,946
2017	10.08	11.78	1,675
2016	9.42	10.08	1,033
2015	10.00	9.42	212
MainStay VP Moderate Growth Allocation – Service Class
2018	12.36	10.88	2,823
2017	10.10	12.36	1,960
2016	9.29	10.10	1,266
2015	10.00	9.29	345
MainStay VP PIMCO Real Return – Service Class
2018	10.20	9.80	826
2017	9.93	10.20	430
2016	9.47	9.93	118
2015	10.00	9.47	25
MainStay VP U.S. Government Money Market – Initial Class
2018	9.85	9.86	437
2017	9.85	9.85	279
2016	9.91	9.85	188
2015	10.00	9.91	116
American Funds IS Asset Allocation Fund – Class 4
2018(d)	10.00	9.51	319
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.60	9.54	590
2017(c)	10.00	10.60	34

19

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
American Funds IS Global Small Capitalization Fund – Class 4
2018	12.80	11.28	205
2017	9.74	12.80	110
2016	9.21	9.74	42
2015	10.00	9.21	17
American Funds IS Growth Fund – Class 4
2018	10.22	10.04	323
2017(c)	10.00	10.22	9
American Funds IS New World Fund® – Class 4
2018	13.15	11.14	644
2017	9.75	13.15	317
2016	9.05	9.75	155
2015	10.00	9.05	39
BlackRock® Global Allocation V.I. Fund – Class III
2018	11.47	10.48	1,148
2017	9.85	11.47	736
2016	9.35	9.85	359
2015	10.00	9.35	97
BlackRock® High Yield V.I. Fund – Class III
2018	11.27	10.82	715
2017	10.38	11.27	448
2016	9.22	10.38	286
2015	10.00	9.22	94
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.09	10.74	112
2017(b)	10.00	11.09	4
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	10.32	8.75	27
2017	9.21	10.32	25
2016	7.55	9.21	18
2015	10.00	7.55	4
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.39	10.42	548
2017	10.32	11.39	245
2016	9.42	10.32	89
2015	10.00	9.42	5
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2018	13.86	11.20	197
2017	12.11	13.86	127
2016	9.14	12.11	72
2015	10.00	9.14	23
Delaware VIP® Small Cap Value Series – Service Class
2018	10.40	8.53	40
2017(c)	10.00	10.40	3
Dreyfus IP Technology Growth Portfolio – Service Shares
2018	14.77	14.41	751
2017	10.38	14.77	327
2016	10.00	10.38	116
2015	10.00	10.00	38
DWS Alternative Asset Allocation VIP – Class B
2018	10.63	9.52	1,046
2017	10.05	10.63	407
2016(a)	10.00	10.05	87

20

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Fidelity® VIP ContrafundSM Portfolio – Service Class 2
2018	12.76	11.77	3,054
2017	10.37	12.76	1,874
2016	9.58	10.37	1,003
2015	10.00	9.58	253
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(d)	10.00	8.25	67
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2
2018	12.44	11.24	721
2017	10.97	12.44	309
2016	9.23	10.97	127
2015	10.00	9.23	20
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	13.65	15.13	495
2017	9.90	13.65	154
2016	9.94	9.90	103
2015	10.00	9.94	39
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	13.00	10.95	697
2017	10.56	13.00	437
2016	9.31	10.56	193
2015	10.00	9.31	64
Invesco V.I. American Value Fund – Series II Shares
2018	12.08	10.40	158
2017	10.32	12.08	82
2016	8.66	10.32	49
2015	10.00	8.66	29
Invesco V.I. International Growth Fund – Series II Shares
2018	11.70	9.80	722
2017	9.12	11.70	469
2016	8.95	9.12	261
2015	10.00	8.95	64
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.20	10.01	134
2017(c)	10.00	10.20	5
Janus Henderson Global Research Portfolio – Service Shares
2018	12.75	11.71	156
2017	9.35	12.75	82
2016	9.00	9.35	45
2015	10.00	9.00	16
MFS® International Value Portfolio – Service Class
2018	11.36	10.13	314
2017(b)	10.00	11.36	39
MFS® Investors Trust Series – Service Class
2018	12.90	12.02	947
2017	10.48	12.90	478
2016	9.67	10.48	166
2015	10.00	9.67	35
MFS® Research Series – Service Class
2018	12.84	12.10	293
2017	10.49	12.84	57
2016	9.66	10.49	28
2015	10.00	9.66	4

21

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	10.28	9.35	198
2017	10.38	10.28	163
2016	10.14	10.38	89
2015	10.00	10.14	24
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	12.99	12.00	567
2017	9.93	12.99	359
2016	9.35	9.93	228
2015	10.00	9.35	66
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	10.42	10.50	1,405
2017	10.29	10.42	963
2016	9.81	10.29	643
2015	10.00	9.81	159
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	9.99	9.89	637
2017	9.98	9.99	465
2016(a)	10.00	9.98	112
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.31	10.13	1,842
2017	9.95	10.31	1,058
2016	9.82	9.95	653
2015	10.00	9.82	152

(a)	For the Period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(b)	For the Period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(c)	For the Period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(d)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(e)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

22

For Premium based M&E Charge Policies:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	11.61	10.73	2,303
2017	10.58	11.61	1,792
2016	9.62	10.58	697
2015	10.00	9.62	171
MainStay VP Bond – Service Class
2018	10.60	10.47	2,961
2017	10.23	10.60	1,282
2016	9.91	10.23	687
2015	10.00	9.91	189
MainStay VP Conservative Allocation – Service Class
2018	11.24	10.49	2,749
2017	10.17	11.24	2,056
2016	9.58	10.17	1,204
2015	10.00	9.58	592
MainStay VP Cushing Renaissance Advantage – Service Class
2018	10.39	7.49	579
2017	9.65	10.39	473
2016	7.51	9.65	282
2015	10.00	7.51	46
MainStay VP Eagle Small Cap Growth – Service Class
2018	12.99	11.81	1,138
2017	10.60	12.99	675
2016	9.66	10.60	231
2015	10.00	9.66	70
MainStay VP Epoch U.S. Equity Yield – Service Class
2018	11.60	10.97	1,807
2017	9.80	11.60	1,397
2016	9.37	9.80	794
2015	10.00	9.37	287
MainStay VP Epoch U.S. Small Cap – Service Class
2018	12.67	10.61	1,286
2017	10.97	12.67	966
2016	9.47	10.97	410
2015	10.00	9.47	126
MainStay VP Fidelity Institutional AM® Utilities – Service Class
2018	10.54	10.60	5,822
2017	9.21	10.54	4,982
2016	8.29	9.21	2,491
2015	10.00	8.29	758
MainStay VP Floating Rate – Service Class
2018	10.92	10.88	4,294
2017	10.53	10.92	2,376
2016	9.73	10.53	998
2015	10.00	9.73	296
MainStay VP Growth Allocation – Service Class
2018	12.15	10.58	12,405
2017	9.93	12.15	9,756
2016	9.26	9.93	5,103
2015	10.00	9.26	1,525

23

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Income Builder – Service Class
2018	11.44	10.82	3,371
2017	10.19	11.44	2,646
2016	9.35	10.19	1,079
2015	10.00	9.35	296
MainStay VP Indexed Bond – Service Class
2018	10.13	10.04	933
2017(b)	10.00	10.13	63
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(e)	8.94	8.30	6,260
2017	8.99	8.94	4,871
2016	9.00	8.99	2,192
2015	10.00	9.00	540
MainStay VP Janus Henderson Balanced – Service Class
2018	12.08	12.10	5,974
2017	10.23	12.08	3,707
2016	9.80	10.23	1,532
2015	10.00	9.80	339
MainStay VP Large Cap Growth – Service Class
2018	13.17	13.60	5,171
2017	9.97	13.17	3,308
2016	10.23	9.97	1,551
2015	10.00	10.23	433
MainStay VP MacKay Common Stock – Service Class
2018	13.04	12.25	2,714
2017	10.64	13.04	2,173
2016	9.78	10.64	884
2015	10.00	9.78	151
MainStay VP MacKay Convertible – Service Class
2018	11.78	11.48	5,301
2017	10.55	11.78	2,923
2016	9.43	10.55	964
2015	10.00	9.43	346
MainStay VP MacKay Government – Service Class
2018	10.21	10.18	1,319
2017	10.02	10.21	499
2016	9.94	10.02	313
2015	10.00	9.94	94
MainStay VP MacKay High Yield Corporate Bond – Service Class
2018	11.67	11.47	17,576
2017	10.95	11.67	12,843
2016	9.44	10.95	5,726
2015	10.00	9.44	1,498
MainStay VP MacKay International Equity – Service Class
2018	12.33	10.88	2,096
2017	9.32	12.33	1,219
2016	9.83	9.32	405
2015	10.00	9.83	106
MainStay VP MacKay Mid Cap Core – Service Class
2018	12.29	10.79	3,552
2017	10.34	12.29	1,997
2016	9.32	10.34	904
2015	10.00	9.32	283

24

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP MacKay S&P 500 Index – Service Class
2018	13.23	12.60	11,142
2017	10.92	13.23	6,809
2016	9.80	10.92	2,604
2015	10.00	9.80	465
MainStay VP MacKay Small Cap Core – Service Class
2018	13.52	11.45	896
2017	11.89	13.52	659
2016(a)	10.00	11.89	360
MainStay VP MacKay Unconstrained Bond – Service Class
2018	10.71	10.55	12,386
2017	10.24	10.71	10,063
2016	9.55	10.24	4,857
2015	10.00	9.55	1,373
MainStay VP Mellon Natural Resources – Initial Class
2018	8.65	6.17	1,680
2017	8.71	8.65	1,306
2016	6.07	8.71	640
2015	10.00	6.07	185
MainStay VP Moderate Allocation – Service Class
2018	11.57	10.57	6,580
2017	10.09	11.57	4,683
2016	9.51	10.09	2,149
2015	10.00	9.51	648
MainStay VP Moderate Growth Allocation – Service Class
2018	11.90	10.60	10,982
2017	10.06	11.90	8,305
2016	9.37	10.06	4,222
2015	10.00	9.37	1,209
MainStay VP PIMCO Real Return – Service Class
2018	10.35	10.06	2,490
2017	10.03	10.35	1,166
2016	9.55	10.03	485
2015	10.00	9.55	105
MainStay VP U.S. Government Money Market – Initial Class
2018	10.05	10.19	1,788
2017	10.00	10.05	936
2016	10.00	10.00	1,121
2015	10.00	10.00	337
American Funds IS Asset Allocation Fund – Class 4
2018(d)	10.00	9.58	750
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.61	9.67	2,159
2017(c)	10.00	10.61	53
American Funds IS Global Small Capitalization Fund – Class 4
2018	11.88	10.60	765
2017	9.46	11.88	433
2016	9.29	9.46	161
2015	10.00	9.29	54
American Funds IS Growth Fund – Class 4
2018	10.23	10.18	1,066
2017(c)	10.00	10.23	56
American Funds IS New World Fund® – Class 4
2018	12.38	10.61	4,112

25

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2017	9.59	12.38	2,192
2016	9.13	9.59	1,121
2015	10.00	9.13	331
BlackRock® Global Allocation V.I. Fund – Class III
2018	11.14	10.29	3,662
2017	9.79	11.14	2,641
2016	9.43	9.79	1,094
2015	10.00	9.43	298
BlackRock® High Yield V.I. Fund – Class III
2018	11.24	10.92	2,479
2017	10.50	11.24	1,637
2016	9.30	10.50	744
2015	10.00	9.30	223
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.18	10.95	543
2017(b)	10.00	11.18	26
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	8.70	7.47	265
2017	8.55	8.70	217
2016	7.61	8.55	100
2015	10.00	7.61	9
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.79	10.92	2,296
2017	10.55	11.79	993
2016	9.50	10.55	287
2015	10.00	9.50	18
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2018	13.95	11.41	1,035
2017	12.24	13.95	762
2016	9.22	12.24	422
2015	10.00	9.22	97
Delaware VIP® Small Cap Value Series – Service Class
2018	10.41	8.65	214
2017(c)	10.00	10.41	13
Dreyfus IP Technology Growth Portfolio – Service Shares
2018	14.98	14.79	2,755
2017	10.52	14.98	1,638
2016	10.08	10.52	558
2015	10.00	10.08	152
DWS Alternative Asset Allocation VIP – Class B
2018	10.84	9.83	4,246
2017	10.13	10.84	1,655
2016(a)	10.00	10.13	431
Fidelity® VIP ContrafundSM Portfolio – Service Class 2
2018	12.66	11.82	12,919
2017	10.42	12.66	9,887
2016	9.67	10.42	5,144
2015	10.00	9.67	1,483
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(d)	10.00	8.32	327
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2
2018	12.34	11.29	2,047
2017	10.95	12.34	1,026
2016	9.31	10.95	460

26

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2015	10.00	9.31	66
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	13.47	15.11	2,195
2017	10.04	13.47	1,160
2016	10.03	10.04	461
2015	10.00	10.03	180
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	12.67	10.80	2,599
2017	10.51	12.67	1,779
2016	9.39	10.51	785
2015	10.00	9.39	251
Invesco V.I. American Value Fund – Series II Shares
2018	11.04	9.62	695
2017	10.07	11.04	496
2016	8.74	10.07	295
2015	10.00	8.74	104
Invesco V.I. International Growth Fund – Series II Shares
2018	11.00	9.33	4,099
2017	8.96	11.00	2,926
2016	9.03	8.96	1,497
2015	10.00	9.03	386
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.22	10.15	783
2017(c)	10.00	10.22	68
Janus Henderson Global Research Portfolio – Service Shares
2018	11.70	10.88	820
2017	9.24	11.70	574
2016	9.07	9.24	275
2015	10.00	9.07	80
MFS® International Value Portfolio – Service Class
2018	11.45	10.34	1,392
2017(b)	10.00	11.45	125
MFS® Investors Trust Series – Service Class
2018	13.00	12.26	4,023
2017	10.57	13.00	2,349
2016	9.76	10.57	1,008
2015	10.00	9.76	219
MFS® Research Series – Service Class
2018	13.01	12.41	1,319
2017	10.57	13.01	380
2016	9.75	10.57	133
2015	10.00	9.75	25
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	11.21	10.32	1,398
2017	10.90	11.21	1,312
2016	10.23	10.90	719
2015	10.00	10.23	186
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	12.24	11.44	3,450
2017	9.83	12.24	2,666
2016	9.43	9.83	1,351
2015	10.00	9.43	401
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	10.81	11.03	6,123

27

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2017	10.53	10.81	4,836
2016	9.90	10.53	2,602
2015	10.00	9.90	878
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	10.19	10.21	2,175
2017	10.06	10.19	1,517
2016(a)	10.00	10.06	448
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.65	10.58	7,751
2017	10.16	10.65	5,084
2016	9.90	10.16	2,487
2015	10.00	9.90	744

(a)	For the Period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(b)	For the Period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(c)	For the Period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(d)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(e)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $158.4 billion at the end of 2018. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Account

Separate Account-III was established on November 30, 1994 and Separate Account-IV was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Accounts’ assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of the Separate Accounts without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of the investment performance of the Fixed Account, the DCA Advantage Account and any other separate account of NYLIAC.

Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under your policy. Separate Account IV currently consists of 68 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions are listed on the first and second page of this Prospectus. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also may make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative,

29

marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We may receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

The Asset Allocation Models are made available by us in connection with the policy at no extra charge. The Asset Allocation Models are designed and intended to be used within the context of your relationship with your registered representative. Currently, you can work with your registered representative to select one of five (5) Asset Allocation Models at a time, with each model specifying percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value in accordance with an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus, calling us or going to www.newyorklifeannuities.com. Your request is subject to model availability.

Each Asset Allocation Model is designed to seek to achieve a different investment objective. The Asset Allocation Models are general in nature and are not tailored or personalized for you. Working with your registered representative, you can use the Asset Allocation Models to help you diversify your Accumulation Value among asset classes to seek to attain an investment goal and reduce volatility over the long term.

The Asset Allocation Models are static but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. However, amounts allocated to a model will be rebalanced to reflect the model’s original percentages using the policy’s Automatic Asset Rebalancing (“AAR”) feature, unless you opted not to have AAR applied to your policy. (See “THE POLICIES-Automatic Asset Rebalancing” for more information.) If you have purchased the IPR and have opted to allocate your premium payments to one of the available Asset Allocation Models, you cannot opt out of rebalancing, and your allocations to an Asset Allocation Model will be rebalanced quarterly to reflect the model’s original percentages.

The available Asset Allocation Models may change from time to time. We may create new Asset Allocation Models with asset allocations or Investment Divisions that vary from those of existing Asset Allocation Models. We will notify you if we offer new Asset Allocation Models, if there is a material change in our arrangement with our Asset Allocation Model designer, or if we terminate our Asset Allocation Model program. We will not reallocate your Accumulation Value, or change your premium allocation instructions, in response to these changes. However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events and seek your instructions on how you want your Accumulation Value or premium payments reallocated.

You can get information about new or updated Asset Allocation Models, or about Asset Allocation Models that are no longer available for new investment, by contacting your registered representative. You should consult your registered representative periodically to consider whether any Asset Allocation Model you have selected is still suitable for you. If you wish to remove funds from your current Asset Allocation Model and/or allocate funds to a currently offered Asset

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Allocation Model, subject to investment restrictions for maintaining the IPR, if applicable, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The Asset Allocation Models were designed on our behalf, and provided to us by an unaffiliated third-party investment adviser, QS Investors, LLC (“QS Investors”), a subsidiary of Legg Mason, Inc. QS Investors provided research and business support services relating to the Asset Allocation Models and selected the Investment Divisions to populate each Asset Allocation Model from information that we provided about the available Investment Divisions. The Asset Allocation Models are general in nature and not tailored or personalized for you. We are QS Investors’ sole client with respect to the Asset Allocation Models. Furthermore, QS Investors designed the Asset Allocation Models in early 2018 for availability as of May 1, 2018 and is not responsible for updating the models in response to market and economic conditions or other factors. QS Investors has authorized us to make the Asset Allocation Models available for use in connection with the policy. The Asset Allocation Models are designed and intended for use within the context of relationships between registered representatives and their clients.

The currently offered Asset Allocation Models are available to all policyholders. You can select only one Asset Allocation Model at a time. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”.

You may change your allocation to a particular Asset Allocation Model at any time and reallocate your Accumulation Value to other Investment Divisions or another available Asset Allocation Model, subject to investment restrictions for maintaining the IPR, if applicable. For example, if you have allocated to an Asset Allocation Model and you later decide you prefer different percentage allocations among the Investment Divisions than those specified by the Asset Allocation Model, you will need to transfer out of that Asset Allocation Model and allocate your Accumulation Value to those Investment Divisions in the percentages you want. (See “THE POLICIES - Transfers”.) If you then want your Accumulation Value to remain at the new percentages you selected, you should ensure that the AAR feature is in effect and accurately reflects your choice of investment percentages for each Investment Division. (See “THE POLICIES - Automatic Asset Rebalancing”.) You may also have amounts held in the DCA Advantage Account or under the Interest Sweep option allocated to an Asset Allocation Model.

If you wish to allocate your policy’s Accumulation Value in accordance with an Asset Allocation Model, you should consult with your registered representative, who can help you evaluate the Asset Allocation Models and their attendant risks, and select an Asset Allocation Model that is suitable and appropriate for you in light of your financial situation, risk tolerance, time horizon and investment objectives. While the Asset Allocation Models can facilitate asset allocation discussions and decisions between you and your registered representatives, we have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire and Fund prospectuses) that can help you and your registered representative select an Asset Allocation Model. Consequently, you along with your registered representative are responsible for your decision to allocate your Accumulation Value in accordance with the Asset Allocation Models, and for your selection of the Asset Allocation Model that is best for you.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time. As noted above, if the program is terminated or changed, we will not reallocate your Accumulation Value or change your premium allocation instructions. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 15, by telephone, or through www.newyorklifeannuities.com. (See “THE POLICIES - Transfers”.)

An Asset Allocation Model may not perform as intended. Therefore, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division in the Asset

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Allocation Model you select may not remain at the initial percentages. AAR will keep your Accumulation Value at these initial percentages and in line with your current investment objective. (See “THE POLICIES - Automatic Asset Rebalancing”.) Note that unless you instruct us otherwise in the application or in a subsequent notice, AAR will automatically be applied to your policy.

Rebalancing or periodic updating of Asset Allocation Models can cause the Eligible Portfolios underlying in the Investment Divisions that make up a model to need to raise cash for money flowing out of the Funds or vice versa. In order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

QS Investors received a fee from NYLIAC to design the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to work with your registered representative in making allocation decisions, you should be aware that QS Investors is subject to competing interests that may have influenced its design of the Asset Allocation Models. For example, because affiliates of QS Investors advise Legg Mason Partners Variable Equity Trust (the “Legg Mason Trust”), QS Investors and the Legg Mason Trust may benefit from including the ClearBridge Variable Appreciation Investment Division in one or more of the Asset Allocation Models. Payments from NYLIAC to QS Investors to design the Asset Allocation Models may also influence QS Investors in its selection of Investment Divisions affiliated with NYLIAC for inclusion in these Asset Allocation Models. QS Investors may not have included certain Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. QS Investors considered many factors in selecting Investment Divisions for the Asset Allocation Models, including, but not limited to, risk and return profile, prior investment performance and underlying fund fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models.

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The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment Management LLC	MainStay VP Conservative Allocation MainStay VP Growth Allocation MainStay VP Moderate Allocation MainStay VP Moderate Growth Allocation

	Subadviser: New York Life Investors LLC (“NYL Investors”)	MainStay VP Bond MainStay VP Floating Rate MainStay VP Indexed Bond MainStay VP U.S. Government Money Market

	Subadvisers: IndexIQ Advisors LLC	MainStay VP IQ Hedge Multi-Strategy

	Subadvisers: MacKay Shields LLC (“Mackay”) and NYL Investors	MainStay VP Balanced

Subadviser: MacKay

MainStay VP MacKay Common Stock

MainStay VP MacKay Convertible

MainStay VP MacKay Government

MainStay VP MacKay High Yield Corporate Bond

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay S&P 500 Index

MainStay VP MacKay Small Cap Core

MainStay VP MacKay Unconstrained Bond

	Subadviser: Cushing	MainStay VP Cushing Renaissance Advantage

	Subadviser: Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth

	Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	MainStay VP Epoch U.S. Equity Yield

	Subadviser: Janus Capital Management LLC	MainStay VP Janus Henderson Balanced

	Subadviser: FIAM LLC (“FIAM”)	MainStay VP Fidelity Institutional AM® Utilities

	Subadviser: Pacific Investment Management Company LLC	MainStay VP PIMCO Real Return

	Subadviser: Mellon Investments Corporation	MainStay VP Mellon Natural Resources

	Subadviser: Winslow Capital Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch and MacKay	MainStay VP Income Builder

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)

American Funds IS Asset Allocation Fund

American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Small Capitalization Fund

American Funds IS Growth Fund

American Funds IS New World Fund®

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
BlackRock® Variable Series Funds, Inc. BlackRock® Variable Series Funds II, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	ClearBridge Variable Appreciation Portfolio

Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund

Columbia Funds Variable Insurance Trust		Columbia Variable Portfolio — Small Cap Value Fund

Delaware VIP® Trust	Delaware Management Company	Delaware VIP® Small Cap Value Series

Deutsche DWS Variable Series II	Deutsche Investment Management Americas Inc. Subadviser: RREEF America LLC	DWS Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other investment advisers

Fidelity® VIP ContrafundSM Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP FundsManager® 60% Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Henderson Enterprise Portfolio Janus Henderson Global Research Portfolio

MFS® Variable Insurance Trust MFS® Variable Insurance Trust II	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series MFS® International Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to an Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all their assets in portfolios of other funds. In such case, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

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Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment decisions should be based on a thorough investigation of all the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds can impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, (including any required regulatory approval) to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

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Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy, which means additional premium payments can be made. The policy is issued on the lives of individual Annuitants.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Account Accumulation Value and the DCA Advantage Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change, unless otherwise specified by you, will take effect as of the date you signed the form, subject to any payment we made or action we took before we received the form. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. Changing the Owner of the policy does not change an Annuitant or any Beneficiary. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the Owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) may also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See also “APPENDIX 3 – State Variations” for specific information that may be applicable for your state and that describes all material state variations to the policies consistent with the disclosure standards under the federal securities laws.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below. Other tax-qualified plan types may be made available in the future. For more information, contact your registered representative.

Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, Inherited IRAs, and SEP IRAs.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax- qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that the policy will fund a retirement plan that already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in other types of investments. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this prospectus.

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•	The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically transfers interest earned on monies in the Fixed Account to Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application (acceptance of applications is subject to NYLIAC’s rules and we reserve the right to reject any application). The application is sent by your registered representative to the New York Life Annuities Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges and rollovers must be sent to the New York Life Annuities Service Center, or one of the addresses noted in Question 17 of this prospectus.) If the application is in Good Order, we will credit the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the New York Life Annuities Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges and rollovers at the New York Life Annuities Service Center or at one of the addresses noted in Question 17 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately; however, if you paid the initial premium by check, we can delay that refund payment until your check has cleared.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of premium payments is subject to Suitability Standards.

You may allocate premium payments in up to 18 of the Investment Divisions, some of which may not be available under your policy, one of the available Asset Allocation Models, as well as the DCA Advantage Account and the Fixed Account you have chosen immediately. If in Good Order, we will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Option or the DCA Advantage Account at the time a premium payment is made.

Unless we permit otherwise, the minimum initial premium payment is $5,000. You may make additional premium payments of at least $2,500 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as we may permit at any time. For policies issued to persons age 75 or younger, additional premium payments can be made until 12 months after you reach age 75. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. The maximum aggregate amount of premium payments we accept is less than $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $2,000 to the DCA Advantage Account.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law.

While IPR is in effect, you may only make premium payments to your policy in the first Policy Year or after the IPR Holding Period End Date.

Acceptance of subsequent premium payments is subject to Suitability Standards.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity

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contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new surrender charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your registered representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse your allocation(s) and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the New York Life Annuities Service Center receives a written request to reinstate it in Good Order at one of the addresses noted in Question 15 of this prospectus, and we agree.

Your Right to Cancel (“Free Look”)

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will promptly return the Accumulation Value, calculated as of the Business Day that either the registered representative through whom you purchased the policy or the New York Life Annuities Service Center receives the policy along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy. See “APPENDIX 3 — STATE VARIATIONS” for more information about free look provisions in particular states.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages
To purchase a Non-Qualified Policy you must not be older than age 75 (oldest Owner, if the policy is jointly owned). The Owner, or if the policy is owned by an entity, the Annuitant must not be older than age 75 (oldest Annuitant, if the policy has joint Annuitants).

For IRA, Roth IRA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 75 (between 0-75 for Inherited IRAs).

For policies issued to persons age 75 or younger, we will accept additional premium payments until 12 months after you reach age 75, unless otherwise limited by the terms of a particular plan.

To qualify for the above referenced maximum age limits to purchase a policy, the policy application must be signed and received at the New York Life Annuities Service Center prior to the day the Owner, or if the policy is owned by an entity, the Annuitant becomes age 76. In addition, all funds must be received by the New York Life Annuities Service Center no later than 60 days from the date the Owner or Annuitant, as applicable, becomes age 76, whichever occurs first. Any funds received after such time will be returned.

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Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account any time prior to 30 days before the Annuity Commencement Date, although certain restrictions may apply with respect to transfers into the Fixed Account for Premium based M&E Charge policies, or if you elect the IPR. You may not make transfers into the DCA Advantage Account. Transfers made from the DCA Advantage Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE ACCOUNT”). No transfers are allowed from the DCA Advantage Account to the Fixed Account. Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep and the DCA Advantage Account, the minimum amount that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep and the DCA Advantage Account, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 or the Fixed Account would be less than $25 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. Any transfer into or out of an Asset Allocation Model counts as one transfer. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Rebalancing, Interest Sweep or the DCA Advantage Account will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with Interest Sweep and in certain other situations. (See “THE FIXED ACCOUNT.”)

You can request a transfer by any of the methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service at www.newyorklifeannuities.com.”)

•

submit your request in writing on a form we approve to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	speak to a Customer Service Representative at 800-762-6212 on Business Days between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time); or

•	make your request through www.newyorklifeannuities.com.

We do not currently accept e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—The policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf electronically transfers into or out of one or more Investment Divisions or a Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the

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New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy, and transfers made pursuant to the traditional Dollar Cost Averaging, DCA Advantage Account, Interest Sweep and Automatic Asset Rebalancing.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of the policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of the policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying the policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

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(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)

dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase the policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing the policy, you represent and warrant that you are not using the policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Online Service at www.newyorklifeannuities.com

Through www.newyorklifeannuities.com you can get up-to-date information about your policy and request fund transfers and allocation changes. Policies that are jointly owned may not request transactions through www.newyorklifeannuities.com. We may revoke online service privileges for certain policyowners (see “THE POLICIES—Limits on Transfers”).

In order to obtain policy information online at www.newyorklifeannuities.com, you are required to register for access. Visit www.newyorklifeannuities.com and then click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access.

We will use reasonable procedures to make sure that the instructions we receive through www.newyorklifeannuities.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklifeannuities.com that we believe are genuine. We will confirm all transactions in writing.

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

Currently, online service at www.newyorklifeannuities.com is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 7 a.m. until 8 p.m. (Eastern Time).

After login at www.newyorklifeannuities.com, you can:

•	e-mail the New York Life Annuities Service Center;

•	obtain current policy values;

•	transfer assets between Investment Divisions;

•	request withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	download service forms;

•	view and download policy statements;

•	change your phone number or e-mail address; and

•	view and update beneficiary information.

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Information Systems Failures and Cybersecurity Risks

We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklifeannuities.com and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Accumulation Value. For instance, system failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from www.newyorklifeannuities.com, or with the underlying funds or cause other operations issues; (ii) impact our ability to calculate Accumulation Unit Values and your policy’s Accumulation Values; (iii) cause the release, loss and/or possible destruction of confidential customer and/or business information; (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation and financial losses and/or cause us reputational damage. System failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.

Third Party and Registered Representative Actions

You may authorize a third party to have access to your policy information and to make transfers among investment divisions and/or the Fixed Account, allocation changes and other permitted transactions by telephone. To do so, you must send the New York Life Annuities Service Center a Telephone/Web Authorization Form in Good Order to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (e.g., Social Security Number, address of record, date of birth, etc.) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “THE POLICIES—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Rebalancing (AAR) updates, partial withdrawals and changes to your investment objective and/or risk tolerance. Your AAR may be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your registered representative transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

If you purchase the IPR, there will be limitations on the ability of your registered representative to make certain of the transactions described in the sections that follow.

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Dollar Cost Averaging (DCA) Programs

The main objective of dollar cost averaging is to achieve an average price per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the price per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for the Dollar Cost Averaging programs.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP MacKay Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total unit price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, with dollar cost averaging, you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.

(a) Traditional Dollar Cost Averaging (not available with IPR)

This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

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NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our traditional Dollar Cost Averaging option, the New York Life Annuities Service Center must have received a completed traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a traditional Dollar Cost Averaging transfer by any other method we make available. If your traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed traditional Dollar Cost Averaging request forms must be sent to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. E-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

You may cancel the traditional Dollar Cost Averaging option at any time. To cancel the traditional Dollar Cost Averaging Option, you must send a written cancellation request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.

(b)	Dollar Cost Averaging Advantage Account

This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below, and pays you interest on amounts remaining in the account. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus.

You must allocate a minimum of $2,000 to the DCA Advantage Account. If you send less than the $2,000 minimum to be allocated to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/ 5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31, 2019 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2019, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31, 2019 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the New York Life Annuities Service Center.

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You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received.

You cannot make transfers into the DCA Advantage Account from any Allocation Option.

Automatic Asset Rebalancing (AAR)

This policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, or if the value of your policy is under $2,500, your policy will be subject to AAR.

AAR works as follows:

You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP MacKay International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. AAR also applies if your Variable Accumulation Value is allocated to an Asset Allocation Model.

You can choose to have AAR transfers made on your quarterly, semi-annual or annual policy anniversary.

If at any time you elected not to use the AAR feature and then change your mind, you must send a completed AAR request form to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or by any other method we make available. New York Life Annuities Service Center must receive the completed AAR request form at least five Business days before the date transfers are scheduled to begin. If we receive your completed AAR request form less than five Business Days prior to the date you request it to begin, the rebalancing will begin on the next rebalancing date based on the rebalancing frequency you selected. E-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in Question 16 of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or contact us by phone or internet as described in Question 16 of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day).

The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or the DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Rebalancing and the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to New York Life Annuities Service Center at one of the addresses listed in Question

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15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The New York Life Annuities Service Center must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the New York Life Annuities Service Center does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. E-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model, the DCA Advantage Account and/or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25. The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. You may also allocate all or a portion of each premium payment to the DCA Advantage Account. The minimum amount that you may allocate to the DCA Advantage Account is $2,000. (See “THE DCA ADVANTAGE ACCOUNT.”) We will allocate additional premium payments to the Allocation Options and/or the DCA Advantage Account at the close of the Business Day on which they are received by NYLIAC.

We will credit amounts that you allocate to an Investment Division or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we currently include a Living Needs Benefit/Unemployment Rider with all policies.

For an additional cost we also offer the IPR and the Annual Death Benefit Reset Rider. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits payable under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

The IPR may be appropriate for individuals who appreciate the upside potential that comes with market participation, but are also highly sensitive to protecting their initial premium payment over a pre-determined Holding Period (10-15 or 20 years, as applicable). These riders can allow you to allocate funds to the Investment Divisions with greater confidence by understanding that if your allocations perform poorly over the rider’s Holding Period, you will not receive less than the rider’s guaranteed amount when the Holding Period ends.

The Annual Death Benefit Reset (“ADBR”) rider may be appropriate for individuals who are looking to protect the amount of the initial death benefit and potentially increase it through annual “step-ups” (for Policies applied for on or after May 1, 2019, up to age 85 and, for Policies applied for before May 1, 2019, up to age 80) that are based on gains in the Accumulation Value resulting from favorable Investment Division performance.

(a) Living Needs Benefit/Unemployment Rider

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This rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

The Living Needs Benefit/Unemployment Rider provides for an increase in the amount that can be withdrawn from your policy without a surrender charge when certain qualifying events occur. With this rider you may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.

The types of Qualifying Events are defined as follows:

(a) Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

(b) Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

(c) Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

(d) Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus.

(b) Investment Preservation Rider – FP Series (optional) (available for applications signed on or after May 1, 2018)

The Investment Preservation Rider – FP Series (“IPR”) is available only at the time of application and your right to cancel the IPR is limited as described below. While IPR is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the IPR Holding Period End Date. The IPR allows you to choose among seven (7) different Holding Periods. If you select the IPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR relating to the 20 year Holding Period and the IPR death benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – STATE VARIATIONS” for more information.

The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “IPR DEATH BENEFIT” regarding the terms under which such death benefit may continue after the IPR ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR is in effect and prior to the IPR Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Investment Preservation Rider and Investment Preservation Rider – FP Series Charge.”) When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%.

Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third party guarantees are involved.

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The Guaranteed Amount under the IPR is as follows:

(i)

For the 10, 11, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.

(ii)

For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.

(iii)	IPR Reset:

You would decide to reset to increase the Guaranteed Amount under the IPR. You may request to reset the Guaranteed Amount at any time while the IPR is in effect as long as (a) the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the Policy has joint Annuitants) are age 75 or younger (for the 10, 11, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value is greater than the Guaranteed Amount. For an IPR Reset, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 10,11,12,13,14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. We may also set a new charge for the IPR on that Policy Anniversary (See “OTHER CHARGES-Investment Preservation Rider - FP Series Charge”) and, in addition, allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts, that means, for example, if you purchase IPR with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information.

A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR’s Guaranteed Amount, IPR Holding Period, IPR Holding Period End Date, (if previously reset, the Rider Reset Effective Date), allocation restrictions or, IPR charge, if applicable.

If you purchase IPR, you will be allowed to allocate your premium payments to the Investment Divisions, an Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in Appendix 1.

The Fixed Account is not available while the IPR is in effect and prior to the IPR Holding Period End Date. Upon any termination of the IPR, the Fixed Account will be an available investment option. If you purchase the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions or change to a different Asset Allocation Model, you must send a reallocation form to New York Life Annuities Service Center at one of the addresses in Question 15 of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down-market volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR are set forth in Appendix 1.

If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include, without limitation, changes to the Investment Divisions available under each Asset Allocation Category, an adjustment to

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the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Models and/or discontinuing the availability of the DCA Advantage Account.

With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59 1/2.

You may cancel the IPR within thirty (30) days after delivery of the policy. To cancel, you must return the IPR to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After the 30-day period, you may only cancel the IPR if we suspend your right to reset the Guaranteed Amount at any time.

The IPR is available with all Non-Qualified, IRA, SEP IRA and Roth IRA policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) are age 75 or younger (70 or younger for the 20-year Holding Period) on the Rider Effective Date. The rider is not available on Inherited IRA policies.

The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should purchase the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (10, 11, 12, 13, 14, 15 or 20 years).

In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider.

Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you take any withdrawals (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR. The reduction in the Guaranteed Amount may be significant, particularly when the Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR in your tax situation.

We have set forth below an example of how the benefit from the IPR may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount. In this example, we have assumed the following:

(1)	IPR with a 10, 11, 12, 13, 14, or 15 year Holding Period is selected at the time of application;

(2)	An initial premium payment of $100,000 is made;

(3)	No additional premium payments are made;

(4)	A withdrawal of $20,000 is made in the eighth policy year;

(5)	The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(6)	As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.

The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal.

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Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000

To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000.

On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000.

If you had chosen the 20-year Holding Period, the Guaranteed Amount would have been $112,500 (150% of $75,000), and the one-time adjustment would be $62,500.

After the adjustment is paid, the rider will end (See IPR DEATH BENEFIT regarding the terms under which such death benefit may continue after the IPR ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR Rider.

Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary in order to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death.

IPR Death Benefit.

The IPR Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – STATE VARIATIONS” for more information).

For the 10, 11, 12, 13, 14 and 15 year Holding Periods:

If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a).

If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b).

(1) The amount of the death benefit payable under the policy. (See “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”.)

(2) Any death benefit available under any other rider attached to the policy.

(3) The IPR Death Benefit, which is:

(a) The Guaranteed Amount; or

(b) The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.

For the IPR Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal.

For the 20 year Holding Period:

If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a).

If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b).

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If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c).

(1) The amount of the death benefit payable under the policy. (See “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”.)

(2) Any death benefit available under any other rider attached to the policy.

(3) The IPR Death Benefit, which is:

(a) The Guaranteed Amount; or

(b) A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%; or

(c) The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.

For the IPR Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal.

Payment of a death benefit terminates the IPR.

It is important to note that for purposes of calculating the Guaranteed Amount under the IPR Death Benefit, Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a withdrawal will cause a greater decrease to the Guaranteed Amount relative to the Guaranteed Amount from a premium payment of the same amount as the withdrawal.

DESCRIPTION OF IPR (available before May 1, 2018)

For policies issued with the IPR before May 1, 2018, the following difference applies: The Investment Division restrictions associated with the IPR are set forth in APPENDIX 2. The Investment Division restrictions associated with the IPR set forth in APPENDIX 1 do not apply to your IPR.

(c) Annual Death Benefit Reset (ADBR) Rider (optional)

You may enhance your Policy’s standard death benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at the New York Life Annuities Service Center. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the death benefit payable under the policy (See “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”); or

(b)

the “Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or

(c)	any death benefit available under any other rider attached to the Policy.

We automatically calculate the Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until, for Policies applied for on or after May 1, 2019, until you reach age 85 and, for Policies applied for before May 1, 2019, until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust, the Reset Value will be calculated until any grantor, for Policies applied for on or after May 1, 2019, reaches age 85, and for Policies applied for before May 1, 2019, reaches age 80. On the first Policy Anniversary, the Reset Value

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is defined as the greater of (a) the Accumulation Value; and (b) the Return of Premium Death Benefit. The Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any Reset Value Proportional Reductions since the prior Reset Anniversary.

The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains inforce under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the Death Before Annuity Commencement section of this Prospectus.

A Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.

We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following:

(1)	you purchase the policy with a $200,000 initial premium payment (no additional premium payments are made)

(2)	the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

(3)	the current Accumulation Value is $240,000

(4)	you make a withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)

(5)	you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal

(6)	the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)

(7)	the charge for the ADBR Rider is assessed: 0.25% annually (0.0625% per quarter)

(8)	the Death Benefit is the greatest of:

a)	the Accumulation Value = $225,000

b)	the Return of Premium Death Benefit = $187,500

c)	the “Reset Value,” which is the greatest of:

1.	the Accumulation Value = $225,000

2.

the prior Reset Value as of the last Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less Reset Value Proportional Reductions since the prior Reset Anniversary. = $234,375

In this example, your Beneficiary would receive $234,375.00.

The ADBR Rider ends upon the earliest of the following:

1)	the Annuity Commencement Date,

2)	the date you surrender the policy,

3)	an ownership change or assignment of the policy, other than as described in the rider, or

4)	the date we terminate the policy.

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Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date.

You cannot cancel this Rider without surrendering your policy.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. E-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. You should review your reports and statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the confirmation with the transaction in question.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account, payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option and/or the DCA Advantage Account is less than the necessary surrender charge, we will not process the withdrawal.

The guaranteed maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first Payment Year(s) following the premium payment to which such withdrawal or surrender is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the seventh Payment Year, after which no charge is made, as shown in the following chart:

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Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total premium payments.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)

on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) ten percent (10%) of the Accumulation Value at the beginning of the Policy Year (or ten percent (10%) of the premium payment if the withdrawal is made in the first Policy Year) less any prior partial withdrawals made during the Policy Year that were free of Surrender Charges; (ii) ten percent (10%) of the current Accumulation Value, less any prior partial withdrawals made during the Policy Year that were free of Surrender Charges; or (iii) that portion of the Accumulation Value at the time of the withdrawal that exceeds the premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner;

(d)	if you exercise your right to cancel your policy during the Free Look period;

(e)	when you select an Income Payment option involving life income in any Policy Year after the first Policy Anniversary;

(f)	when a required minimum distribution calculated based on the value of the policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(g)	on withdrawals you make under the Living Needs Benefit/Unemployment Rider;

(h)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(i)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments.

Other Charges

(a) Mortality and Expense Risk and Administrative Costs Charge

Prior to the Annuity Commencement Date, we deduct a charge from the assets of the Separate Account to compensate us for certain mortality and expense risks and administrative costs (M&E Charge) we assume under the policies and for providing policy administration services. You may choose to have the M&E Charge assessed based on either the Accumulation Value of the policy or the Adjusted Premium Payments.

We reduce the M&E Charge at the end of the period during which a surrender charge applies to the initial premium payment (the “Surrender Charge Period”).

For Accumulation Value based policies we assess the following M&E Charges:

•	During the Surrender Charge Period for the initial premium, the M&E Charge is 1.20% (annualized) of the daily average Variable Accumulation Value.

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•	After the end of the Surrender Charge Period for the initial premium, the M&E Charge is 1.00% (annualized) of the daily average Variable Accumulation Value.

For Premium based policies we assess the following M&E Charges, which are deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions):

•	During the Surrender Charge Period for the initial premium, the M&E Charge is 1.30% (annualized) of the Adjusted Premium Payments.

•	After the end of the Surrender Charge Period for the initial premium, the M&E Charge is 1.10% (annualized) of the Adjusted Premium Payments.

For Accumulation Value based M&E Charge policies, the M&E Charge may vary based on the Accumulation Value of the policy when the M&E Charge is assessed. In most jurisdictions, for Premium based M&E Charge policies, the M&E Charge is assessed based on the Adjusted Premium Payments and will not vary with fluctuations in the policy’s Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The amount of Premium based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the Premium based M&E Charge structure will benefit the policyowner because the Premium based M&E Charge, when measured as a percentage of separate account assets, will be reduced. In a flat or declining market, the Premium based M&E Charge structure will result in an increase in the charge when measured against separate account assets. The amount of Accumulation Value based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value based M&E Charge structure may be more advantageous in a flat or declining market.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services. We expect to make a profit from this charge, which we may use for any purpose.

Please confirm with your registered representative that both M&E Charge options are available.

(b) Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Option and the DCA Advantage Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(c) Investment Preservation Rider – FP Series Charge

The IPR is available only at the time of application in jurisdictions where approved. If you purchase the IPR we deduct a charge each policy quarter that the rider is in effect based on the amount that is guaranteed. We deduct this charge beginning with the first policy quarter after the Rider Effective Date. (See “RIDERS—Investment Preservation Rider – FP Series (optional).”) Usually, we deduct the charge from each Allocation Option in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The guaranteed maximum annual charge ranges from 1.50% to 2.00% of the amount that is guaranteed, depending on the Holding Period you choose. We may set a lower charge at our sole discretion.

The current charge ranges from 0.50% to 1.00% of the amount that is guaranteed, applied on a quarterly basis (0.125% to 0.25% per quarter), depending on the Holding Period you choose.

If you reset the amount that is guaranteed, a new charge for the IPR may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated guaranteed maximum. The charge in

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effect on the Rider Effective Date or on the Rider Reset Effective Date of any reset will not change after the date the rider (or any reset) becomes effective, unless you again reset the amount that is guaranteed. After a reset,we will continue to deduct the current charge until the first policy quarter following the Rider Reset Effective Date.

(d) Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or SAI.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from your Accumulation Value or transaction proceeds.

(e) Transfer Fees

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers.

Transfers made under traditional Dollar Cost Averaging, Interest Sweep, the DCA Advantage Account and Automatic Asset Rebalancing do not count toward this transfer limit.

(f) Annual Death Benefit Reset (ADBR) Rider Charge

If you purchase the ADBR Rider, we will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary, less any Reset Value Proportional Reductions. In most jurisdictions, this charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your Adjusted Premium Payments. However, for policies issued in New York, this charge will be deducted only from the Variable Accumulation Value. This charge will continue to be deducted while the policy remains in-force.

The current charge for the ADBR Rider, for policyholders of all ages, is 0.25% per year (0.0625% per quarter).

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

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NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. E-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the New York Life Annuities Service Center receives the written request, less any surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online at www.newyorklifeannuities.com. Currently, online withdrawals are subject to dollar limts as set by NYLIAC. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY-Delay of Payments.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge, any state premium tax and if applicable, the annual policy service charge, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for less than 30 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts equal to or greater than $50,000, we may require a notarized confirmation of the owner(s) signature. (See “DISTRIBUTIONS UNDER THE POLICY- Income Payments.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. However, if you do not specify how to allocate a partial withdrawal among the Allocation Options or if the IPR is in effect, we will deduct the partial withdrawal on a pro-rata basis. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the New York Life Annuities Service Center or online at www.newyorklifeannuities.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option and/or the DCA Advantage Account, less any surrender charge that may apply to you. If honoring a partial withdrawal request would result in an Accumulation Value that would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state

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insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts equal to or greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owner(s) signature. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to the New York Life Annuities Service Center at one of the addresses noted in Question 15 of this Prospectus. E-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion.

It is important to note that any withdrawal reduces the Guaranteed Amount and death benefit proportionally.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process periodic partial withdrawals, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. E-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You must specify the Allocation Options from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. This option is not available for policies issued in the State of New York. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

It is important to note that any withdrawal reduces the Guaranteed Amount and death benefit proportionally.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December  31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

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Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. If we agree, you may change the Annuity Commencement Date to an earlier date. If we agree, you may also defer the Annuity Commencement Date to a later date, provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus.

The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date the New York Life Annuities Service Center receives proof of death and all other required information in Good Order at one of the addresses listed in Question 15 of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greatest of:

(a)	the Accumulation Value; or

(b)	the Return of Premium Death Benefit.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under a life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “DISTRIBUTIONS UNDER THE POLICY-Income Payments.”) If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant.

We will make any distribution or application of policy proceeds within 7 days after the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY-Delay of Payments.”)

Income Payments

(a) Election of Income Payment Options

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On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income – Guaranteed Period Payment Option. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) However, on or before the Annuity Commencement Date, you can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. If a life Income – Guaranteed Period Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. If a life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Guaranteed Period Payment Option in the same specified amount and over the life of the Annuitant(s) with a guarantee of 10 years of payments, even if an Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

A policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under the policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

It is important to note that partial annuitizations reduce the Guaranteed Amount and death benefit proportionally.

Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)

The New York Stock Exchange (“NYSE”) is closed, for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.

2.

We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Account . When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Advantage Account . We will pay interest of at least 1.0% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

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3.

Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while you are living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 15 of this Prospectus or you can utilize any other method we make available. If before the Annuity Commencement Date, the Annuitant dies while you are still living, you will become the new Annuitant under the policy. If you are the Annuitant, the proceeds pass to your Beneficiary.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-762-6212, or send written notice to one of the addresses in Question 15 of the Prospectus.

THE FIXED ACCOUNT

The Fixed Account is backed by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. As of the date of this Prospectus, the guaranteed minimum interest rate is 0.05%. Please contact your registered representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.

(b) Transfers to Investment Divisions or an Asset Allocation Model

Generally, you may transfer amounts from the Fixed Account (if applicable) to the Investment Divisions or an Asset Allocation Model up to thirty (30) days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model, including Interest Sweep transfers, during any Policy Year while the surrender charge period

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for the initial premium payment is in effect is 25% of the highest attained Fixed Account Accumulation Value as of the beginning of each Policy Year. When the surrender charge period is no longer in effect, the maximum amount that you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model may not exceed 50% of the highest attained Fixed Account Accumulation Value as of the beginning of each Policy Year, regardless of any new surrender charge periods applicable to additional premium payments. The highest attained Fixed Account Accumulation Value will decrease by the amount of any withdrawals made from the Fixed Account, and increase by the amount of any additional premium payments made to the Fixed Account. When the Fixed Account Accumulation Value is zero, all previous Fixed Account Accumulation values are disregarded, and the next premium payment to the Fixed Account will then be considered the highest attained Fixed Account Accumulation Value until a subsequent anniversary results in a higher balance.

2. The remaining value in the Fixed Account after a transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model must be at least $25. If, after a contemplated transfer, the remaining value in the Fixed Account would be less than $25, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account.

3. No transfers are allowed into the Fixed Account for Premium based M&E Charge policies.

For Premium based M&E Charge policies, premium payments transferred from the Fixed Account to the Investment Divisions or an Asset Allocation Model are subject to a Mortality and Expense Risk and Administrative Costs Charge.

Except as part of an existing request relating to traditional Dollar Cost Averaging, the DCA Advantage Account, if applicable, or Interest Sweep, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in Good Order and sent to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our online service at www.newyorklifeannuities.com. E-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions or an Asset Allocation Model in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

THE DCA ADVANTAGE ACCOUNT

Like the Fixed Account, the DCA Advantage Account is also held in NYLIAC’s general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” equally applies to the DCA Advantage Account.

NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.

The annual effective rate that we declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

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FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the

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policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of the policy, distributions or withdrawals from the policy or the exercise of other rights and features under the annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

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Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(b) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(c) Inherited IRAs. The policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner’s spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (“RMD”) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s or eligible retirement plan participants’ death. The penalty tax equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

The Qualified Policies are subject to the RMD rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on

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the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products which may include products of New York Life or its affiliates and products of other companies.

The selling broker-dealer, and in turn your registered representative, receive compensation for selling you the policy described in this prospectus, which may differ from the compensation paid by other companies for sales of their products. Differences in compensation have the potential to influence the recommendation made by your registered representative or broker-dealer. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions we pay to broker-dealers for sales of the policy described in this prospectus is not expected to exceed 8% of all premiums received.

No commissions were paid for New York Life Premier – FP Series policies during the fiscal year ended December 31, 2017. The total commissions paid for New York Life Premier - FP Series policies during the fiscal year ended December 31, 2018 were $424,305.

Certain New York Life employees involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Based on our current interpretation of applicable law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

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If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

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TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Premier Variable Annuity - FP Series Statement of Additional Information.

The New York Life Premier Variable Annuity – FP Series Statement of Additional Information is posted on our website, www.newyorklifeannuities.com. For a paper copy of the Statement of Additional Information, call (800) 762-6212 or send this request form to:

New York Life Annuities Service Center
P.O. Box 9859
Providence, RI 20940

Please send me a New York Life Premier Variable Annuity - FP Series Statement of Additional Information

dated May 1, 2019:

Name

Address

City	State	Zip

68

APPENDIX 1

Investment Division Restrictions available with IPR (available on or after May 1, 2018)

Option 1:

Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10%)
MainStay VP Bond		MainStay VP U.S. Government Money Market
MainStay VP Indexed Bond		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay Government		PIMCO VIT Low Duration Portfolio
MainStay VP PIMCO Real Return		PIMCO VIT Total Return Portfolio

Subcategory II Funds
MainStay VP Floating Rate		BlackRock® High Yield V.I. Fund
MainStay VP MacKay High Yield Corporate Bond		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Unconstrained Bond

Category B:
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds
MainStay VP Epoch U.S. Equity Yield		ClearBridge Variable Appreciation Portfolio
MainStay VP Large Cap Growth		DWS Alternative Asset Allocation VIP
MainStay VP MacKay Common Stock		Fidelity® VIP ContrafundSM Portfolio
MainStay VP MacKay Convertible		Fidelity® VIP Equity-Income PortfolioSM
MainStay VP MacKay S&P 500 Index		Fidelity® VIP Growth Opportunities Portfolio
American Funds IS Blue Chip Income and Growth Fund		MFS® Investors Trust Series
American Funds IS Growth Fund		MFS® Research Series

Category C:
Minimum Allocation		0%
Maximum Allocation		25%

Subcategory I Funds (Maximum Allocation 15%)
MainStay VP Eagle Small Cap Growth MainStay VP MacKay Mid Cap Core MainStay VP MacKay Small Cap Core Columbia Variable Portfolio — Small Cap Value Delaware VIP® Small Cap Value Series		Fidelity® VIP Mid Cap Portfolio Invesco V.I. American Value Fund Janus Henderson Enterprise Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio

Subgroup II Funds (Maximum Allocation 15%)
MainStay VP MacKay International Equity American Funds IS Global Small Capitalization Fund American Funds IS New World Fund® Fidelity® VIP Emerging Markets Portfolio		Fidelity® VIP International Index Portfolio Invesco V.I. International Growth Fund Janus Henderson Global Research Portfolio MFS® International Value Portfolio

Subcategory III Funds (Maximum Allocation 10%)

MainStay VP Cushing Renaissance Advantage MainStay VP Fidelity Institutional AM® Utilities MainStay VP Mellon Natural Resources Columbia Variable Portfolio — Commodity Strategy	Dreyfus IP Technology Growth Portfolio Fidelity® VIP Health Care Portfolio Morgan Stanley VIF U.S. Real Estate Portfolio

Option 2:

Category D:

Minimum Allocation 100%

Category D Asset Allocation Funds

MainStay VP Balanced

MainStay VP Conservative Allocation

MainStay VP Income Builder

MainStay VP Janus Henderson Balanced

MainStay VP Moderate Allocation

American Funds IS Asset Allocation Fund

BlackRock® Global Allocation V.I. Fund

Fidelity® VIP FundsManager® 60% Portfolio

Asset Allocation Models

Moderately Aggressive

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

7% PIMCO VIT Total Return Portfolio

7% MainStay VP MacKay High Yield Corporate Bond

7% American Funds IS Blue Chip Income and Growth Fund

7% MainStay VP MacKay Mid Cap Core

6% MainStay VP Bond

6% MFS® Investors Trust Series

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% ClearBridge Variable Appreciation Portfolio

5% MainStay VP MacKay International Equity

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

Moderate

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

8% MainStay VP Bond

7% PIMCO VIT Total Return Portfolio

7% MainStay VP Indexed Bond

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP MacKay Government

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

Moderately Conservative

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

9% MainStay VP Indexed Bond

8% MainStay VP MacKay Government

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP PIMCO Real Return

5% PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

5% Columbia Variable Portfolio — Emerging Markets Bond

5% MainStay VP MacKay S&P 500 Index

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

Conservative

14% PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

12% MainStay VP Bond

11% PIMCO VIT Total Return Portfolio

10% MainStay VP MacKay Government

10% MainStay VP Indexed Bond

10% DWS Alternative Asset Allocation VIP

7% MainStay VP PIMCO Real Return

7% MainStay VP MacKay High Yield Corporate Bond

5% Columbia Variable Portfolio — Emerging Markets Bond

4% BlackRock® High Yield V.I. Fund

4% American Funds IS Blue Chip Income and Growth Fund

3% MFS® Research Series

3% MainStay VP MacKay Mid Cap Core

APPENDIX 2

Investment Division Restrictions available with IPR (available before May 1, 2018)

Asset Allocation Categories: Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Category A Funds
MainStay VP Bond		MainStay VP U.S. Government Money Market
MainStay VP Floating Rate		BlackRock® High Yield V.I. Fund
MainStay VP Indexed Bond		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Government		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay High Yield Corporate Bond		PIMCO VIT Low Duration Portfolio
MainStay VP MacKay Unconstrained Bond		PIMCO VIT Total Return Portfolio
MainStay VP U.S. Government Money Market

Category B:
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds
MainStay VP Balanced		MainStay VP Moderate Growth Allocation
MainStay VP Conservative Allocation		American Funds IS Asset Allocation Fund
MainStay VP Epoch U.S. Equity Yield		American Funds IS Blue Chip Income and Growth
MainStay VP Fidelity Institutional AM® Utilities		American Funds IS Growth Fund
MainStay VP Growth Allocation		BlackRock® Global Allocation V.I. Fund
MainStay VP Income Builder		ClearBridge Variable Appreciation Portfolio
MainStay VP IQ Hedge Multi-Strategy		DWS Alternative Asset Allocation VIP
MainStay VP Janus Henderson Balanced		Fidelity® VIP ContrafundSM Portfolio
MainStay VP Large Cap Growth		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP MacKay Common Stock		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Convertible		MFS® Investors Trust Series
MainStay VP MacKay S&P 500 Index		MFS® Research Series
MainStay VP Moderate Allocation

Category C:
Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

MainStay VP Cushing Renaissance Advantage

MainStay VP Eagle Small Cap Growth

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay Small Cap Core

MainStay VP Mellon Natural Resources

American Funds IS Global Small Capitalization Fund

American Funds IS New World Fund®

Columbia Variable Portfolio — Commodity Strategy

Columbia Variable Portfolio — Small Cap Value

Delaware VIP® Small Cap Value Series

Dreyfus IP Technology Growth Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Invesco V.I. American Value Fund

Invesco V.I. International Growth Fund

Janus Henderson Enterprise Portfolio

Janus Henderson Global Research Portfolio

MFS® International Value Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

Asset Allocation Models

Moderately Aggressive

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

7% PIMCO VIT Total Return Portfolio

7% MainStay VP MacKay High Yield Corporate Bond

7% American Funds IS Blue Chip Income and Growth Fund

7% MainStay VP MacKay Mid Cap Core

6% MainStay VP Bond

6% MFS® Investors Trust Series

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% ClearBridge Variable Appreciation Portfolio

5% MainStay VP MacKay International Equity

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

Moderate

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

8% MainStay VP Bond

7% PIMCO VIT Total Return Portfolio

7% MainStay VP Indexed Bond

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP MacKay Government

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

Moderately Conservative

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

9% MainStay VP Indexed Bond

8% MainStay VP MacKay Government

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP PIMCO Real Return

5% PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

5% Columbia Variable Portfolio — Emerging Markets Bond

5% MainStay VP MacKay S&P 500 Index

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

Conservative

14% PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

12% MainStay VP Bond

11% PIMCO VIT Total Return Portfolio

10% MainStay VP MacKay Government

10% MainStay VP Indexed Bond

10% DWS Alternative Asset Allocation VIP

7% MainStay VP PIMCO Real Return

7% MainStay VP MacKay High Yield Corporate Bond

5% Columbia Variable Portfolio — Emerging Markets Bond

4% BlackRock® High Yield V.I. Fund

4% American Funds IS Blue Chip Income and Growth Fund

3% MFS® Research Series

3% MainStay VP MacKay Mid Cap Core

APPENDIX 3

STATE VARIATIONS

State	Features/Benefits	State Variation
California	See “THE POLICIES – Your Right to Cancel (“Free Look”)”

If you are age 60 or older at the time the policy is issued, you may cancel the policy within 30 days from the date you received it and receive a refund as follows:

(a)   If you do not direct the premium payment(s) be invested in the Investment Divisions, we will return your (i) policy charge and (ii) premium payment(s), less any withdrawals.

(b)   If you direct the premium payment(s) be invested in the Investment Divisions, we will return your (i) policy charge and (ii) Account Value, on the day we receive your request, in Good Order, less any withdrawals.

	See “THE POLICIES – Riders – Annual Death Benefit Reset (ADBR) Rider (optional)”	An ownership change or assignment of the policy does not terminate the ADBR Rider.

	See “THE POLICIES – Riders – Investment Preservation Rider – FP Series (optional)	An ownership change or assignment of the policy does not terminate the Investment Preservation Rider – FP Series.

Florida	See “THE POLICIES – Your Right to Cancel (“Free Look”)”	You may cancel the policy within 21 days from the date you received it and receive (i) any policy charge, (ii) and the Accumulation Value.

	See “THE POLICIES – Riders – Investment Preservation Rider – FP Series (optional)”	An ownership change or assignment of the policy does not terminate the IPR.

	See “THE POLICIES – Riders – Annual Death Benefit Reset (ADBR) Rider (optional)”	An ownership change or assignment of the policy does not terminate the ADBR Rider.

New Jersey	Civil Union Partner Endorsement

Civil Union partners are permitted to continue the policy under the spousal continuance provisions with the following exceptions. If your Civil Union Partner continues the policy after your death, your Civil Union Partner will have all rights of ownership. However, to comply with the Internal Revenue Code and the applicable Treasury Regulations, the entire proceeds of the policy must be either be:

(a)   disbursed within five years of the original Owner’s death; or

(b)   placed under the Life Income – Guaranteed Period Payment Option or any other Income Payment option that is available at that time, provided that such payments are made over the life of the Civil Union Partner or over a number of years that is not more than the life expectancy of the Civil Union Partner (as determined for federal tax purposes) at the time of the original Owner’s death, and begin within one year after the original Owner’s death.

New York	See “DEFINITIONS—Nonforfeiture Value”	Nonforfeiture Value—The Nonforfeiture Value is equal to 100% of the Consideration(s) allocated to the Fixed Account and/or to the DCA Advantage Account accumulated at the crediting rate (which shall be no less than the Nonforfeiture Rate) since the Payment Date or transfer date, minus any amounts withdrawn or transferred from the Fixed Account and/or from the DCA Advantage Account, with the remaining amount accumulated at the crediting rate since the date of withdrawal or transfer.

	See “THE POLICIES – Riders – Annual Death Benefit Reset (ADBR) Rider(optional)”	(a) The name of the ADBR rider is “Guaranteed Minimum Death Benefit Rider”. (b) An ownership change or assignment of the policy does not terminate the ADBR rider.

	See “CHARGES AND DEDUCTIONS – Other Charges – Annual Death Benefit Reset (ADBR) Rider (optional)”	The ADBR rider charge will be deducted from each Investment Division in proportion to its percentage of the Variable Account Value of the applicable quarter and will not reduce your Adjusted Premium Payments.

See “THE POLICIES – Riders – Investment Preservation Rider—FP Series (optional)”

(a)    While a policy is in force we may not suspend or discontinue your right to reset the guaranteed amount.

(b)    An ownership change or assignment of the policy does not terminate the IPR.

(c)    The IPR death benefit is not available.

(d)    The name of the IPR is “Guaranteed Minimum Account Benefit”.

	See “CHARGES AND DEDUCTIONS – Other Charges – Investment Preservation Rider—FP Series Charge”	The IPR charge will be deducted pro-rata from each Investment Division, based on the funds in each Rider Allocation Option, each policy quarter. A charge is not deducted from the DCA Advantage Account.

	See “DEFINITIONS – Adjusted Premium Payment”	Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions of the Separate Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.

	See “THE POLICIES – Automatic Asset Rebalancing (AAR)”	You must affirmatively elect AAR on your application or in a subsequent notice for your policy to be subject to AAR.

	See “DISTRIBUTIONS UNDER THE POLICY – Delay of Payments”	We will pay interest on deferred payments of any partial withdrawal or full surrender request deferred for ten (10) days or more.

	See “DISTRIBUTIONS UNDER THE POLICY – Our Right to Cancel”	If we do not receive premium payments for a period of three years, and the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy.

North Dakota	See “THE POLICIES – Your Right to Cancel (“Free Look”)”	You may cancel the policy within twenty (20) days from the date you received it and receive the Accumulation Value at the time the cancellation request is made and any policy charge, including rider charges.

Statement of Additional Information

May 1, 2019

for

New York Life Premier Variable Annuity – FP Series

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premier Variable Annuity—FP Series Prospectus. You should read the SAI in conjunction with the current New York Life Premier Variable Annuity—FP Series Prospectus dated May 1, 2019. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 762-6212 or writing to NYLIAC at P.O. Box 9859, Providence, RI 02940. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premier Variable Annuity—FP Series Prospectus.

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THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for Accumulation Value Based M&E Charge (Separate Account-III) policies for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:

(a/b) – c

Where: a = the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c =	the daily Mortality and Expense Risk and Administrative Costs charge, which is 1/365th* of the annual Mortality and Expense Risk and Administrative Costs Charge shown on the Policy Data Page.

* In a leap year, this calculation is based on 366 days.

In each case, the Net Investment Factor for Premium Based M&E Charge (Separate Account-IV) policies is determined by the following formula:

(a/b)

Where: a = the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

In each case, the Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not

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permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 1.0% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to the New York Life Annuities Service Center at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a policy request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

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Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

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RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The statutory financial statements of NYLIAC as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of each Separate Account as of December 31, 2018 and for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

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NYLIAC Variable Annuity Separate Account-IV

Financial Statements

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities
As of December 31, 2018

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Service Class
ASSETS:
Investment at net asset value	$239,537,450	$231,079,412	$455,546,811	$17,476,533	$30,884,134	$64,929,978	$85,964,831
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(112,217)	(21,357)	(146,588)	(4,806)	(67,225)	13,507	(104,125)
Net receivable from (payable to) the Fund for shares sold or purchased	112,217	21,357	146,588	4,806	67,225	(13,507)	104,125

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	496,615	408,963	967,351	44,016	57,561	113,332	191,558

Total Net Assets	$239,040,835	$230,670,449	$454,579,460	$17,432,517	$30,826,573	$64,816,646	$85,773,273
Total shares outstanding	18,292,363	17,016,484	42,748,029	2,314,397	2,531,337	5,428,122	10,768,441
Net asset value per share (NAV)	$13.09	$13.58	$10.66	$7.55	$12.20	$11.96	$7.98
Total units outstanding	14,892,816	18,309,417	29,770,767	2,333,059	1,887,207	4,879,959	10,113,411
Variable accumulation unit value (lowest to highest)	$10.73 to $20.73	$10.47 to $17.34	$10.49 to $18.15	$7.49 to $7.49	$16.36 to $16.36	$11.81 to $16.09	$8.38 to $9.36
Identified cost of investment	$262,362,150	$243,393,150	$489,565,928	$21,099,635	$28,182,559	$71,885,126	$94,666,805
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Epoch U.S. Small Cap— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class
ASSETS:
Investment at net asset value	$265,101,132	$113,117,671	$692,302,499	$409,966,235	$755,970,672	$258,711,677	$27,129,830
Dividends due and accrued	—	—	—	56,003	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(220,785)	20,686	(332,435)	76,833	(103,213)	(10,245)	115,148
Net receivable from (payable to) the Fund for shares sold or purchased	220,785	(20,686)	332,435	(132,836)	103,213	10,245	(115,148)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	504,034	236,028	1,377,427	729,626	1,665,552	544,563	21,132

Total Net Assets	$264,597,098	$112,881,643	$690,925,072	$409,236,609	$754,305,120	$258,167,114	$27,108,698
Total shares outstanding	19,193,773	12,047,990	59,539,249	47,347,900	72,770,620	17,124,414	2,774,309
Net asset value per share (NAV)	$13.81	$9.39	$11.63	$8.66	$10.39	$15.11	$9.78
Total units outstanding	13,324,913	6,378,801	48,220,804	30,977,698	54,280,236	16,122,203	2,703,312
Variable accumulation unit value (lowest to highest)	$10.97 to $26.97	$10.61 to $30.90	$10.60 to $16.02	$10.88 to $15.60	$10.58 to $21.37	$10.82 to $24.47	$10.04 to $10.04
Identified cost of investment	$291,756,315	$145,960,852	$715,098,234	$432,759,906	$827,914,909	$283,289,807	$27,246,969
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MacKay Common Stock— Service Class	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Service Class
ASSETS:
Investment at net asset value	$321,072,833	$22,518,091	$536,154,837	$472,984,386	$177,723,127	$410,266,737	$108,629,583
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(84,815)	(7,976)	(64,638)	176,413	26,219	298,946	(484,738)
Net receivable from (payable to) the Fund for shares sold or purchased	84,815	7,976	64,638	(176,413)	(26,219)	(298,946)	484,738

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	63,540	40,322	974,907	862,814	369,561	751,249	181,205

Total Net Assets	$321,009,293	$22,477,769	$535,179,930	$472,121,572	$177,353,566	$409,515,488	$108,448,378
Total shares outstanding	39,263,404	1,829,709	43,820,598	22,961,696	7,126,852	33,606,585	10,440,094
Net asset value per share (NAV)	$8.18	$12.31	$12.24	$20.60	$24.94	$12.21	$10.41
Total units outstanding	38,679,961	1,304,466	35,431,734	22,986,238	10,619,705	24,312,618	9,145,771
Variable accumulation unit value (lowest to highest)	$8.30 to $8.30	$17.26 to $17.26	$12.10 to $16.97	$13.60 to $32.43	$12.25 to $32.28	$11.48 to $28.88	$10.18 to $15.61
Identified cost of investment	$328,582,076	$20,416,528	$529,497,361	$501,641,530	$194,502,385	$432,403,200	$113,046,610
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Service Class	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class
ASSETS:
Investment at net asset value	$27,678,270	$1,637,959,259	$176,390,675	$257,502,634	$656,250,018	$94,976,656	$786,299,500
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(2,451)	(490,478)	(102,780)	81,769	566,172	(140,435)	(162,800)
Net receivable from (payable to) the Fund for shares sold or purchased	2,451	490,478	102,780	(81,769)	(566,172)	140,435	162,800

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	56,794	3,233,950	334,170	491,277	1,217,671	193,419	1,662,832

Total Net Assets	$27,621,476	$1,634,725,309	$176,056,505	$257,011,357	$655,032,347	$94,783,237	$784,636,668
Total shares outstanding	1,011,707	178,317,497	11,872,150	21,929,969	13,746,265	9,731,888	82,130,002
Net asset value per share (NAV)	$27.36	$9.19	$14.86	$11.74	$47.74	$9.76	$9.57
Total units outstanding	1,396,764	103,304,448	11,984,656	13,705,307	38,244,447	8,297,635	68,025,717
Variable accumulation unit value (lowest to highest)	$12.22 to $25.71	$11.47 to $26.48	$10.88 to $23.74	$10.79 to $35.93	$12.60 to $31.59	$11.45 to $11.45	$10.55 to $12.71
Identified cost of investment	$26,861,569	$1,769,929,480	$166,859,187	$310,558,685	$626,947,239	$109,264,489	$822,751,349
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4
ASSETS:
Investment at net asset value	$128,759,235	$743,592,364	$1,435,529,953	$213,176,787	$160,475,149	$270,101,588	$36,175,858
Dividends due and accrued	—	—	—	—	—	14,842	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(58,208)	(146,591)	(901,475)	14,840	(45,695)	1,348,912	35,382
Net receivable from (payable to) the Fund for shares sold or purchased	58,208	146,591	901,475	(14,840)	45,695	(1,363,754)	(35,382)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	295,504	1,544,030	3,029,868	390,605	332,845	469,634	25,880

Total Net Assets	$128,463,731	$742,048,334	$1,432,500,085	$212,786,182	$160,142,304	$269,631,954	$36,149,978
Total shares outstanding	23,690,769	72,660,741	137,171,306	26,073,329	14,156,125	270,065,681	1,723,481
Net asset value per share (NAV)	$5.43	$10.23	$10.47	$8.18	$11.34	$1.00	$20.99
Total units outstanding	22,745,875	47,961,749	85,659,853	21,203,742	10,446,167	56,020,024	3,775,301
Variable accumulation unit value (lowest to highest)	$5.57 to $6.17	$10.57 to $18.87	$10.60 to $20.93	$10.05 to $10.06	$11.40 to $17.37	$1.02 to $10.19	$9.58 to $9.58
Identified cost of investment	$185,448,359	$823,035,004	$1,604,638,253	$242,362,279	$182,981,039	$270,088,425	$39,118,289
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	ClearBridge Variable Appreciation Portfolio— Class II
ASSETS:
Investment at net asset value	$57,953,566	$25,613,980	$33,837,647	$159,377,180	$450,215,536	$145,190,217	$15,790,099
Dividends due and accrued	—	—	—	—	—	626,278	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	240,254	15,678	97,657	86,278	(120,275)	23,444	77,605
Net receivable from (payable to) the Fund for shares sold or purchased	(240,254)	(15,678)	(97,657)	(86,278)	120,275	(649,722)	(77,605)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	51,272	50,082	37,374	298,181	926,587	280,938	12,207

Total Net Assets	$57,902,294	$25,563,898	$33,800,273	$159,078,999	$449,288,949	$144,909,279	$15,777,892
Total shares outstanding	4,754,189	1,203,664	492,973	7,695,663	34,765,678	21,259,403	407,697
Net asset value per share (NAV)	$12.19	$21.28	$68.64	$20.71	$12.95	$6.80	$38.73
Total units outstanding	5,994,975	2,416,402	3,324,137	15,122,838	37,637,335	13,161,368	1,441,588
Variable accumulation unit value (lowest to highest)	$9.67 to $9.67	$10.60 to $10.60	$10.18 to $10.18	$10.39 to $10.61	$10.29 to $12.49	$10.92 to $11.20	$10.95 to $10.95
Identified cost of investment	$65,740,433	$28,113,601	$38,138,906	$165,133,608	$506,113,401	$154,315,568	$17,457,769
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Service Shares	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$7,991,349	$80,089,897	$85,238,671	$6,257,192	$259,000,665	$111,637,044	$932,276,457
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	10,372	112,384	(5,500)	37,511	281,672	175,912	(173,662)
Net receivable from (payable to) the Fund for shares sold or purchased	(10,372)	(112,384)	5,500	(37,511)	(281,672)	(175,912)	173,662

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	16,679	135,004	179,918	5,820	482,415	168,511	1,914,403

Total Net Assets	$7,974,670	$79,954,893	$85,058,753	$6,251,372	$258,518,250	$111,468,533	$930,362,054
Total shares outstanding	1,551,718	8,898,877	6,036,733	192,056	12,153,950	9,233,833	29,775,677
Net asset value per share (NAV)	$5.15	$9.00	$14.12	$32.58	$21.31	$12.09	$31.31
Total units outstanding	1,070,160	7,336,122	4,946,041	723,601	11,723,307	11,357,264	53,962,481
Variable accumulation unit value (lowest to highest)	$7.47 to $7.47	$10.92 to $10.92	$11.41 to $23.93	$8.65 to $8.65	$14.79 to $38.46	$9.83 to $9.83	$11.82 to $35.79
Identified cost of investment	$9,238,429	$86,312,805	$108,472,834	$7,455,435	$247,500,273	$119,276,838	$983,788,758
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-IncomeSM Portfolio— Service Class 2	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares
ASSETS:
Investment at net asset value	$7,054,531	$127,777,407	$137,268,358	$208,221,281	$36,046,037	$162,933,302	$29,201,139
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	62,848	61,184	119,706	(72,438)	(13,361)	8,363	46,221
Net receivable from (payable to) the Fund for shares sold or purchased	(62,848)	(61,184)	(119,706)	72,438	13,361	(8,363)	(46,221)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,612	222,160	215,190	423,005	77,117	343,474	28,734

Total Net Assets	$7,049,919	$127,555,247	$137,053,168	$207,798,276	$35,968,920	$162,589,828	$29,172,405
Total shares outstanding	708,286	6,437,149	3,664,398	7,125,985	2,629,178	5,011,790	463,584
Net asset value per share (NAV)	$9.96	$19.85	$37.46	$29.22	$13.71	$32.51	$62.99
Total units outstanding	848,141	7,730,419	8,501,305	11,174,492	3,140,247	17,150,673	2,877,492
Variable accumulation unit value (lowest to highest)	$8.32 to $8.32	$11.29 to $25.10	$15.11 to $18.05	$10.80 to $39.92	$9.62 to $13.00	$9.33 to $9.83	$10.15 to $10.15
Identified cost of investment	$7,662,016	$138,223,920	$125,140,328	$236,448,313	$45,634,208	$176,151,062	$32,365,867
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class
ASSETS:
Investment at net asset value	$67,431,919	$39,380,731	$183,511,728	$68,682,048	$79,039,486	$223,069,633	$355,716,923
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	46,087	137,780	85,583	73,702	24,007	25,184	31,301
Net receivable from (payable to) the Fund for shares sold or purchased	(46,087)	(137,780)	(85,583)	(73,702)	(24,007)	(25,184)	(31,301)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	124,695	45,872	349,537	104,183	172,545	444,983	719,544

Total Net Assets	$67,307,224	$39,334,859	$183,162,191	$68,577,865	$78,866,941	$222,624,650	$354,997,379
Total shares outstanding	1,461,147	1,600,843	6,878,251	2,790,819	4,074,200	10,066,319	32,815,214
Net asset value per share (NAV)	$46.15	$24.60	$26.68	$24.61	$19.40	$22.16	$10.84
Total units outstanding	3,954,254	3,809,563	12,550,241	4,195,237	7,035,113	13,679,867	31,226,176
Variable accumulation unit value (lowest to highest)	$10.88 to $22.09	$10.34 to $10.34	$12.26 to $31.10	$12.41 to $33.99	$10.32 to $12.05	$11.44 to $35.07	$11.03 to $11.99
Identified cost of investment	$59,928,041	$42,982,339	$191,266,894	$77,363,918	$84,642,190	$233,336,068	$359,276,244
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares	MainStay VP Absolute Return Multi-Strategy— Service Class
ASSETS:
Investment at net asset value	$73,219,357	$364,500,901	$13,523,120	$—
Dividends due and accrued	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	60,503	144,725	(62,241)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(60,503)	(144,725)	62,241	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	138,429	698,728	27,312	—

Total Net Assets	$73,080,928	$363,802,173	$13,495,808	$—
Total shares outstanding	7,263,825	34,780,620	1,323,202	—
Net asset value per share (NAV)	$10.08	$10.48	$10.22	$—
Total units outstanding	7,170,951	34,014,749	712,257	—
Variable accumulation unit value (lowest to highest)	$10.21 to $10.21	$10.58 to $10.97	$11.05 to $23.75	—
Identified cost of investment	$73,759,219	$378,018,292	$16,888,829	$—
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations
For the year ended December 31, 2018

	MainStay VP Absolute Return Multi-Strategy— Service Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$402,524	$3,691,211	$5,918,704	$10,779,054	$—	$—	$—
Mortality and expense risk charges	(4,026,584)	(3,855,606)	(3,196,438)	(7,683,641)	(320,820)	(482,309)	(898,185)
Administrative charges	(1,022,811)	(709,689)	(486,432)	(1,133,075)	(44,223)	(85,830)	(95,457)
Net investment income (loss)	(4,646,871)	(874,084)	2,235,834	1,962,338	(365,043)	(568,139)	(993,642)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	365,259,507	44,098,979	36,963,968	99,573,011	5,211,872	11,633,968	9,960,405
Cost of investments sold	(420,627,401)	(36,858,674)	(40,077,995)	(102,208,896)	(4,709,118)	(7,839,837)	(9,120,484)
Net realized gain (loss) on investments	(55,367,894)	7,240,305	(3,114,027)	(2,635,885)	502,754	3,794,131	839,921
Realized gain distribution received	—	11,946,652	650,096	—	—	1,981,002	3,902,500
Change in unrealized appreciation (depreciation) on investments	35,264,949	(42,757,504)	(6,310,609)	(41,658,576)	(7,081,135)	(8,091,316)	(12,777,547)
Net gain (loss) on investments	(20,102,945)	(23,570,547)	(8,774,540)	(44,294,461)	(6,578,381)	(2,316,183)	(8,035,126)
Net increase (decrease) in net assets resulting from operations	$(24,749,816)	$(24,444,631)	$(6,538,706)	$(42,332,123)	$(6,943,424)	$(2,884,322)	$(9,028,768)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Emerging Markets Equity— Service Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Epoch U.S. Small Cap— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,249,667	$5,565,187	$676,480	$7,077,003	$17,778,143	$11,122,691	$7,292,047
Mortality and expense risk charges	(1,530,087)	(4,012,629)	(1,842,164)	(10,815,460)	(5,764,643)	(12,591,734)	(4,210,976)
Administrative charges	(245,713)	(657,564)	(203,651)	(1,890,509)	(1,032,436)	(2,796,816)	(667,987)
Net investment income (loss)	(526,133)	894,994	(1,369,335)	(5,628,966)	10,981,064	(4,265,859)	2,413,084
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	35,358,158	58,596,399	26,345,048	143,484,527	78,889,217	76,749,978	55,712,175
Cost of investments sold	(34,529,676)	(47,791,963)	(24,842,529)	(137,069,004)	(80,469,858)	(71,140,003)	(58,104,215)
Net realized gain (loss) on investments	828,482	10,804,436	1,502,519	6,415,523	(1,580,641)	5,609,975	(2,392,040)
Realized gain distribution received	—	19,578,231	16,198,801	1,233,397	—	32,323,825	12,565,268
Change in unrealized appreciation (depreciation) on investments	(25,993,716)	(51,492,449)	(40,274,613)	(8,198,816)	(18,754,544)	(158,993,086)	(33,109,057)
Net gain (loss) on investments	(25,165,234)	(21,109,782)	(22,573,293)	(549,896)	(20,335,185)	(121,059,286)	(22,935,829)
Net increase (decrease) in net assets resulting from operations	$(25,691,367)	$(20,214,788)	$(23,942,628)	$(6,178,862)	$(9,354,121)	$(125,325,145)	$(20,522,745)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi-Strategy— Service Class (a)	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MacKay Common Stock— Service Class	MainStay VP MacKay Convertible— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$426,323	$1,843,640	$450,195	$9,005,363	$—	$2,768,027	$5,836,526
Mortality and expense risk charges	(169,790)	(541,028)	(327,621)	(7,703,448)	(6,808,434)	(2,813,648)	(5,928,062)
Administrative charges	(24,866)	(106,557)	(120,003)	(1,546,359)	(1,025,071)	(494,253)	(851,977)
Net investment income (loss)	231,667	1,196,055	2,571	(244,444)	(7,833,505)	(539,874)	(943,513)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,327,672	10,366,126	5,200,624	60,065,668	104,811,048	51,103,920	36,209,467
Cost of investments sold	(1,362,904)	(10,491,621)	(3,868,240)	(46,150,693)	(82,677,714)	(45,023,160)	(31,180,872)
Net realized gain (loss) on investments	(35,232)	(125,495)	1,332,384	13,914,975	22,133,334	6,080,760	5,028,595
Realized gain distribution received	—	—	1,323,968	30,009,391	70,990,148	17,995,137	15,939,295
Change in unrealized appreciation (depreciation) on investments	(103,032)	(7,509,244)	(2,823,842)	(52,652,189)	(82,658,253)	(37,786,904)	(39,938,677)
Net gain (loss) on investments	(138,264)	(7,634,739)	(167,490)	(8,727,823)	10,465,229	(13,711,007)	(18,970,787)
Net increase (decrease) in net assets resulting from operations	$93,403	$(6,438,684)	$(164,919)	$(8,972,267)	$2,631,724	$(14,250,881)	$(19,914,300)

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Service Class	MainStay VP MacKay Small Cap Core— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,341,304	$121,306	$99,897,803	$1,869,134	$2,121,325	$8,596,236	$—
Mortality and expense risk charges	(1,425,557)	(445,901)	(25,097,709)	(2,693,176)	(3,858,525)	(9,386,473)	(1,543,318)
Administrative charges	(237,755)	(72,220)	(5,046,195)	(360,405)	(468,240)	(1,478,071)	(182,087)
Net investment income (loss)	677,992	(396,815)	69,753,899	(1,184,447)	(2,205,440)	(2,268,308)	(1,725,405)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	28,359,270	8,524,635	235,332,827	31,707,743	47,530,182	63,896,294	21,815,104
Cost of investments sold	(30,928,212)	(7,396,319)	(236,527,058)	(21,454,509)	(44,184,110)	(40,322,590)	(17,628,607)
Net realized gain (loss) on investments	(2,568,942)	1,128,316	(1,194,231)	10,253,234	3,346,072	23,573,704	4,186,497
Realized gain distribution received	—	2,004,565	—	3,614,690	36,156,451	13,042,615	14,086,850
Change in unrealized appreciation (depreciation) on investments	3,103	(4,132,865)	(126,881,361)	(38,922,092)	(76,727,024)	(80,537,933)	(34,840,542)
Net gain (loss) on investments	(2,565,839)	(999,984)	(128,075,592)	(25,054,168)	(37,224,501)	(43,921,614)	(16,567,195)
Net increase (decrease) in net assets resulting from operations	$(1,887,847)	$(1,396,799)	$(58,321,693)	$(26,238,615)	$(39,429,941)	$(46,189,922)	$(18,292,600)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$26,040,405	$—	$16,954,110	$28,291,401	$2,902,617	$3,294,096	$3,118,080
Mortality and expense risk charges	(12,584,889)	(2,343,628)	(12,158,124)	(23,832,805)	(3,068,106)	(2,605,868)	(3,643,163)
Administrative charges	(2,530,734)	(328,885)	(2,537,987)	(6,481,254)	(666,872)	(464,608)	(621,155)
Net investment income (loss)	10,924,782	(2,672,513)	2,257,999	(2,022,658)	(832,361)	223,620	(1,146,238)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	102,404,331	36,427,649	110,745,441	213,935,515	26,434,837	39,640,637	141,004,771
Cost of investments sold	(107,373,454)	(47,015,942)	(104,312,741)	(177,413,778)	(32,231,107)	(32,299,863)	(141,010,322)
Net realized gain (loss) on investments	(4,969,123)	(10,588,293)	6,432,700	36,521,737	(5,796,270)	7,340,774	(5,551)
Realized gain distribution received	—	—	25,399,149	71,245,982	—	17,347,194	—
Change in unrealized appreciation (depreciation) on investments	(32,861,885)	(41,156,601)	(119,960,704)	(313,495,895)	(3,164,761)	(44,889,223)	5,546
Net gain (loss) on investments	(37,831,008)	(51,744,894)	(88,128,855)	(205,728,176)	(8,961,031)	(20,201,255)	(5)
Net increase (decrease) in net assets resulting from operations	$(26,906,226)	$(54,417,407)	$(85,870,856)	$(207,750,834)	$(9,793,392)	$(19,977,635)	$(1,146,243)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	American Funds IS Asset Allocation Fund— Class 4 (b)	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III
INVESTMENT INCOME (LOSS):
Dividend income	$446,593	$914,273	$5,809	$74,720	$1,156,242	$4,248,905	$7,519,164
Mortality and expense risk charges	(217,191)	(414,486)	(376,379)	(305,815)	(2,240,834)	(7,316,843)	(2,139,419)
Administrative charges	(16,470)	(55,364)	(34,777)	(41,098)	(337,027)	(1,855,724)	(520,563)
Net investment income (loss)	212,932	444,423	(405,347)	(272,193)	(1,421,619)	(4,923,662)	4,859,182
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,091,344	1,482,914	4,031,275	7,304,464	7,587,658	61,576,257	15,076,118
Cost of investments sold	(2,237,223)	(1,590,712)	(3,476,011)	(7,833,775)	(6,678,416)	(59,252,151)	(15,331,817)
Net realized gain (loss) on investments	(145,879)	(107,798)	555,264	(529,311)	909,242	2,324,106	(255,699)
Realized gain distribution received	160,617	1,307,927	1,163,976	1,424,506	4,081,943	21,590,873	—
Change in unrealized appreciation (depreciation) on investments	(2,942,431)	(7,815,495)	(5,056,180)	(4,310,063)	(30,448,588)	(66,035,333)	(11,774,460)
Net gain (loss) on investments	(2,927,693)	(6,615,366)	(3,336,940)	(3,414,868)	(25,457,403)	(42,120,354)	(12,030,159)
Net increase (decrease) in net assets resulting from operations	$(2,714,761)	$(6,170,943)	$(3,742,287)	$(3,687,061)	$(26,879,022)	$(47,044,016)	$(7,170,977)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Service Shares	DWS Alternative Asset Allocation VIP— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$166,066	$—	$2,917,902	$181,913	$10,712	$—	$1,248,217
Mortality and expense risk charges	(98,072)	(125,417)	(1,022,351)	(1,409,949)	(48,285)	(3,841,758)	(1,256,079)
Administrative charges	(13,824)	(6,605)	(245,871)	(142,042)	(3,350)	(396,667)	(229,004)
Net investment income (loss)	54,170	(132,022)	1,649,680	(1,370,078)	(40,923)	(4,238,425)	(236,866)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	692,386	2,140,396	7,930,748	16,909,099	323,462	56,010,369	2,693,472
Cost of investments sold	(648,314)	(2,279,485)	(8,022,431)	(16,335,153)	(341,625)	(35,723,537)	(2,765,560)
Net realized gain (loss) on investments	44,072	(139,089)	(91,683)	573,946	(18,163)	20,286,832	(72,088)
Realized gain distribution received	571,055	—	—	15,564,966	128,116	14,346,318	—
Change in unrealized appreciation (depreciation) on investments	(1,716,143)	(1,164,091)	(7,788,120)	(34,986,485)	(1,200,405)	(41,897,749)	(9,539,036)
Net gain (loss) on investments	(1,101,016)	(1,303,180)	(7,879,803)	(18,847,573)	(1,090,452)	(7,264,599)	(9,611,124)
Net increase (decrease) in net assets resulting from operations	$(1,046,846)	$(1,435,202)	$(6,230,123)	$(20,217,651)	$(1,131,375)	$(11,503,024)	$(9,847,990)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2 (b)	Fidelity® VIP Equity-IncomeSM Portfolio— Service Class 2	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$4,555,305	$41,868	$2,848,766	$85,905	$1,014,754	$82,261	$3,309,253
Mortality and expense risk charges	(14,693,583)	(37,271)	(1,738,366)	(1,669,084)	(3,349,155)	(588,960)	(2,559,127)
Administrative charges	(2,623,536)	(1,936)	(188,513)	(299,546)	(368,690)	(48,155)	(430,605)
Net investment income (loss)	(12,761,814)	2,661	921,887	(1,882,725)	(2,703,091)	(554,854)	319,521
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	103,592,925	306,254	20,347,724	13,838,521	41,226,567	9,765,496	9,556,672
Cost of investments sold	(76,657,632)	(343,174)	(19,872,857)	(12,103,330)	(35,289,852)	(9,438,686)	(8,965,874)
Net realized gain (loss) on investments	26,935,293	(36,920)	474,867	1,735,191	5,936,715	326,810	590,798
Realized gain distribution received	89,716,060	—	5,770,849	5,612,727	22,225,674	5,933,282	1,298,051
Change in unrealized appreciation (depreciation) on investments	(184,536,385)	(607,485)	(20,693,182)	2,072,862	(64,569,005)	(11,590,986)	(33,797,104)
Net gain (loss) on investments	(67,885,032)	(644,405)	(14,447,466)	9,420,780	(36,406,616)	(5,330,894)	(31,908,255)
Net increase (decrease) in net assets resulting from operations	$(80,646,846)	$(641,744)	$(13,525,579)	$7,538,055	$(39,109,707)	$(5,885,748)	$(31,588,734)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
INVESTMENT INCOME (LOSS):
Dividend income	$16,495	$734,461	$236,015	$832,765	$269,626	$2,277,651	$—
Mortality and expense risk charges	(239,226)	(989,364)	(368,611)	(2,615,857)	(814,218)	(1,274,316)	(3,402,527)
Administrative charges	(14,123)	(84,705)	(30,456)	(513,961)	(145,371)	(127,345)	(467,217)
Net investment income (loss)	(236,854)	(339,608)	(163,052)	(2,297,053)	(689,963)	875,990	(3,869,744)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,736,886	13,588,032	2,721,082	9,797,569	6,088,413	25,000,660	26,285,722
Cost of investments sold	(1,800,928)	(8,638,997)	(2,621,435)	(9,326,308)	(5,920,889)	(23,652,459)	(23,916,973)
Net realized gain (loss) on investments	(64,042)	4,949,035	99,647	471,261	167,524	1,348,201	2,368,749
Realized gain distribution received	702,924	—	293,430	8,387,097	6,939,064	—	19,465,534
Change in unrealized appreciation (depreciation) on investments	(3,174,377)	(10,672,026)	(4,099,227)	(21,456,386)	(11,878,841)	(10,729,704)	(37,569,687)
Net gain (loss) on investments	(2,535,495)	(5,722,991)	(3,706,150)	(12,598,028)	(4,772,253)	(9,381,503)	(15,735,404)
Net increase (decrease) in net assets resulting from operations	$(2,772,349)	$(6,062,599)	$(3,869,202)	$(14,895,081)	$(5,462,216)	$(8,505,513)	$(19,605,148)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Operations (Continued)
For the year ended December 31, 2018

	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$4,385,561	$1,240,588	$8,516,938	$70,836
Mortality and expense risk charges	(5,359,227)	(1,027,985)	(5,202,042)	(218,920)
Administrative charges	(1,049,862)	(175,148)	(1,010,864)	(42,309)
Net investment income (loss)	(2,023,528)	37,455	2,304,032	(190,393)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	36,034,702	53,211,481	20,932,664	3,615,580
Cost of investments sold	(35,816,790)	(53,741,633)	(22,133,096)	(3,346,027)
Net realized gain (loss) on investments	217,912	(530,152)	(1,200,432)	269,553
Realized gain distribution received	1,166,709	—	4,413,028	2,774,052
Change in unrealized appreciation (depreciation) on investments	1,404,512	(465,143)	(13,344,887)	(5,211,161)
Net gain (loss) on investments	2,789,133	(995,295)	(10,132,291)	(2,167,556)
Net increase (decrease) in net assets resulting from operations	$765,605	$(957,840)	$(7,828,259)	$(2,357,949)
Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Absolute Return Multi-Strategy— Service Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Cushing® Renaissance Advantage— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,646,871)	$(3,207,554)	$(874,084)	$(1,850,487)	$2,235,834	$1,263,856	$1,962,338	$528,931	$(365,043)	$(408,422)
Net realized gain (loss) on investments	(55,367,894)	(4,954,944)	7,240,305	8,830,595	(3,114,027)	(1,323,591)	(2,635,885)	(3,624,275)	502,754	376,558
Realized gain distribution received	—	—	11,946,652	5,631,364	650,096	2,118,050	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	35,264,949	833,990	(42,757,504)	8,168,304	(6,310,609)	2,255,909	(41,658,576)	47,790,718	(7,081,135)	1,229,279
Net increase (decrease) in net assets resulting from operations	(24,749,816)	(7,328,508)	(24,444,631)	20,779,776	(6,538,706)	4,314,224	(42,332,123)	44,695,374	(6,943,424)	1,197,415
Contributions and (Withdrawals):
Payments received from policyowners	10,711,045	21,382,459	11,400,832	14,958,158	19,057,474	8,781,602	10,318,842	12,172,791	1,044,563	2,086,894
Policyowners' surrenders	(20,221,607)	(18,659,789)	(24,657,853)	(22,390,931)	(27,488,449)	(24,772,838)	(63,339,665)	(57,386,103)	(1,507,537)	(1,506,931)
Policyowners' annuity and death benefits	(1,744,287)	(1,285,760)	(1,292,475)	(2,035,954)	(2,208,096)	(1,763,230)	(5,436,124)	(4,224,043)	(141,443)	(80,097)
Net transfers from (to) Fixed account	29,552,105	44,834,198	7,815,201	18,100,497	15,864,828	11,475,307	14,197,153	21,454,410	1,358,108	4,178,813
Transfers between Investment Divisions	(337,626,613)	10,321,354	(15,276,215)	(2,009,171)	939,616	(2,242,886)	(4,288,240)	(6,596,936)	(1,452,129)	(386,282)
Net contributions and (withdrawals)	(319,329,357)	56,592,462	(22,010,510)	6,622,599	6,165,373	(8,522,045)	(48,548,034)	(34,579,881)	(698,438)	4,292,397
Increase (decrease) in net assets	(344,079,173)	49,263,954	(46,455,141)	27,402,375	(373,333)	(4,207,821)	(90,880,157)	10,115,493	(7,641,862)	5,489,812
NET ASSETS:
Beginning of period	344,079,173	294,815,219	285,495,976	258,093,601	231,043,782	235,251,603	545,459,617	535,344,124	25,074,379	19,584,567
End of period	$—	$344,079,173	$239,040,835	$285,495,976	$230,670,449	$231,043,782	$454,579,460	$545,459,617	$17,432,517	$25,074,379
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class		MainStay VP Emerging Markets Equity— Service Class		MainStay VP Epoch U.S. Equity Yield— Service Class		MainStay VP Epoch U.S. Small Cap— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(568,139)	$(663,670)	$(993,642)	$(728,395)	$(526,133)	$(848,128)	$894,994	$(1,681,628)	$(1,369,335)	$(1,760,502)
Net realized gain (loss) on investments	3,794,131	2,501,256	839,921	756,122	828,482	(2,177,069)	10,804,436	11,438,451	1,502,519	4,716,876
Realized gain distribution received	1,981,002	2,095,159	3,902,500	2,382,427	—	—	19,578,231	—	16,198,801	13,528,258
Change in unrealized appreciation (depreciation) on investments	(8,091,316)	4,665,157	(12,777,547)	6,264,639	(25,993,716)	44,108,835	(51,492,449)	39,111,683	(40,274,613)	1,481,963
Net increase (decrease) in net assets resulting from operations	(2,884,322)	8,597,902	(9,028,768)	8,674,793	(25,691,367)	41,083,638	(20,214,788)	48,868,506	(23,942,628)	17,966,595
Contributions and (Withdrawals):
Payments received from policyowners	148,569	149,772	7,688,558	5,068,956	742,685	6,451,608	7,848,437	8,271,227	5,245,379	8,145,500
Policyowners' surrenders	(7,688,564)	(6,888,405)	(5,277,792)	(4,793,304)	(17,999,697)	(15,654,326)	(37,296,605)	(35,238,514)	(13,441,808)	(13,560,093)
Policyowners' annuity and death benefits	(387,716)	(163,892)	(324,990)	(494,413)	(453,635)	(447,415)	(1,411,250)	(1,971,227)	(522,095)	(526,812)
Net transfers from (to) Fixed account	61,334	106,443	3,426,555	3,673,144	891,640	3,853,935	5,982,648	7,829,541	4,288,922	8,246,541
Transfers between Investment Divisions	(2,834,101)	(2,664,728)	12,454,261	4,810,942	(10,011,144)	2,681,687	(15,240,130)	(14,529,872)	(8,209,136)	4,281,801
Net contributions and (withdrawals)	(10,700,478)	(9,460,810)	17,966,592	8,265,325	(26,830,151)	(3,114,511)	(40,116,900)	(35,638,845)	(12,638,738)	6,586,937
Increase (decrease) in net assets	(13,584,800)	(862,908)	8,937,824	16,940,118	(52,521,518)	37,969,127	(60,331,688)	13,229,661	(36,581,366)	24,553,532
NET ASSETS:
Beginning of period	44,411,373	45,274,281	55,878,822	38,938,704	138,294,791	100,325,664	324,928,786	311,699,125	149,463,009	124,909,477
End of period	$30,826,573	$44,411,373	$64,816,646	$55,878,822	$85,773,273	$138,294,791	$264,597,098	$324,928,786	$112,881,643	$149,463,009
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Service Class		MainStay VP Indexed Bond— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(5,628,966)	$16,840,552	$10,981,064	$8,347,428	$(4,265,859)	$(7,535,874)	$2,413,084	$4,774,971	$231,667	$10,249
Net realized gain (loss) on investments	6,415,523	11,822,929	(1,580,641)	(269,378)	5,609,975	5,703,161	(2,392,040)	(360,895)	(35,232)	651
Realized gain distribution received	1,233,397	—	—	—	32,323,825	14,194,575	12,565,268	—	—	367
Change in unrealized appreciation (depreciation) on investments	(8,198,816)	62,484,375	(18,754,544)	(972,687)	(158,993,086)	126,807,550	(33,109,057)	22,842,526	(103,032)	(14,106)
Net increase (decrease) in net assets resulting from operations	(6,178,862)	91,147,856	(9,354,121)	7,105,363	(125,325,145)	139,169,412	(20,522,745)	27,256,602	93,403	(2,839)
Contributions and (Withdrawals):
Payments received from policyowners	19,246,777	31,933,490	19,468,471	14,358,331	34,542,426	56,445,006	13,302,342	18,718,025	8,439,539	772,077
Policyowners' surrenders	(77,144,078)	(71,077,938)	(46,516,409)	(33,171,621)	(59,695,852)	(48,882,315)	(25,502,971)	(22,294,502)	(1,012,281)	(17,431)
Policyowners' annuity and death benefits	(4,618,143)	(4,523,673)	(2,588,168)	(1,974,403)	(2,741,678)	(1,922,457)	(1,614,356)	(2,123,655)	(21,366)	—
Net transfers from (to) Fixed account	20,882,952	40,963,194	17,227,280	25,123,027	66,456,372	105,492,980	15,066,093	24,519,229	7,677,032	380,015
Transfers between Investment Divisions	(62,066,986)	(17,671,920)	49,568,671	3,957,721	(21,158,840)	(37,732,970)	(27,345,162)	5,861,249	9,158,662	1,641,887
Net contributions and (withdrawals)	(103,699,478)	(20,376,847)	37,159,845	8,293,055	17,402,428	73,400,244	(26,094,054)	24,680,346	24,241,586	2,776,548
Increase (decrease) in net assets	(109,878,340)	70,771,009	27,805,724	15,398,418	(107,922,717)	212,569,656	(46,616,799)	51,936,948	24,334,989	2,773,709
NET ASSETS:
Beginning of period	800,803,412	730,032,403	381,430,886	366,032,468	862,227,837	649,658,181	304,783,913	252,846,965	2,773,709	—
End of period	$690,925,072	$800,803,412	$409,236,610	$381,430,886	$754,305,120	$862,227,837	$258,167,114	$304,783,913	$27,108,698	$2,773,709
(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Janus Henderson Balanced— Service Class		MainStay VP Large Cap Growth— Service Class		MainStay VP MacKay Common Stock— Service Class
	2018 (b)	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,196,055	$2,571	$(11,855)	$(244,444)	$(652,873)	$(7,833,505)	$(6,168,778)	$(539,874)	$(736,954)
Net realized gain (loss) on investments	(125,495)	1,332,384	1,064,648	13,914,975	9,773,654	22,133,334	13,997,485	6,080,760	2,612,000
Realized gain distribution received	—	1,323,968	1,122,012	30,009,391	20,480,351	70,990,148	14,402,278	17,995,137	7,283,216
Change in unrealized appreciation (depreciation) on investments	(7,509,244)	(2,823,842)	1,940,289	(52,652,189)	40,771,562	(82,658,253)	73,849,903	(37,786,904)	21,680,558
Net increase (decrease) in net assets resulting from operations	(6,438,684)	(164,919)	4,115,094	(8,972,267)	70,372,694	2,631,724	96,080,888	(14,250,881)	30,838,820
Contributions and (Withdrawals):
Payments received from policyowners	222,644	71,454	93,708	35,336,227	23,300,699	35,608,763	27,544,405	11,890,907	18,764,500
Policyowners' surrenders	(1,544,991)	(3,422,035)	(2,940,648)	(55,023,979)	(37,401,741)	(42,251,923)	(31,754,280)	(14,460,384)	(11,675,110)
Policyowners' annuity and death benefits	(165,076)	(386,144)	(55,836)	(4,505,623)	(2,061,914)	(1,917,178)	(2,339,447)	(1,801,558)	(782,460)
Net transfers from (to) Fixed account	239,864	57,642	68,655	25,240,614	30,786,747	31,426,355	29,448,630	16,678,013	28,828,769
Transfers between Investment Divisions	328,695,536	(960,169)	(1,005,963)	23,668,307	805,931	17,576,083	(7,877,328)	(21,594,484)	23,325
Net contributions and (withdrawals)	327,447,977	(4,639,252)	(3,840,084)	24,715,546	15,429,722	40,442,100	15,021,980	(9,287,506)	35,159,024
Increase (decrease) in net assets	321,009,293	(4,804,171)	275,010	15,743,279	85,802,416	43,073,824	111,102,868	(23,538,387)	65,997,844
NET ASSETS:
Beginning of period	—	27,281,940	27,006,930	519,436,651	433,634,235	429,047,748	317,944,880	200,891,953	134,894,109
End of period	$321,009,293	$22,477,769	$27,281,940	$535,179,930	$519,436,651	$472,121,572	$429,047,748	$177,353,566	$200,891,953
(b) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Convertible— Service Class		MainStay VP MacKay Government— Service Class		MainStay VP MacKay Growth— Service Class		MainStay VP MacKay High Yield Corporate Bond— Service Class		MainStay VP MacKay International Equity— Service Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(943,513)	$(557,310)	$677,992	$640,839	$(396,815)	$(529,172)	$69,753,899	$70,494,352	$(1,184,447)	$(2,261,035)
Net realized gain (loss) on investments	5,028,595	3,607,815	(2,568,942)	(2,529,556)	1,128,316	(899,280)	(1,194,231)	6,776,351	10,253,234	8,372,884
Realized gain distribution received	15,939,295	6,266,942	—	—	2,004,565	252,072	—	—	3,614,690	—
Change in unrealized appreciation (depreciation) on investments	(39,938,677)	23,047,182	3,103	2,030,202	(4,132,865)	9,675,334	(126,881,361)	(672,139)	(38,922,092)	41,302,704
Net increase (decrease) in net assets resulting from operations	(19,914,300)	32,364,629	(1,887,847)	141,485	(1,396,799)	8,498,954	(58,321,693)	76,598,564	(26,238,615)	47,414,553
Contributions and (Withdrawals):
Payments received from policyowners	29,074,938	22,740,619	8,366,451	2,065,460	198,246	2,300,035	76,796,695	96,565,061	13,841,025	9,505,095
Policyowners' surrenders	(40,330,738)	(30,852,130)	(14,832,512)	(13,943,903)	(3,926,092)	(3,688,487)	(157,733,097)	(133,308,346)	(23,484,862)	(21,769,196)
Policyowners' annuity and death benefits	(2,432,396)	(1,925,740)	(341,325)	(404,280)	(76,756)	(234,240)	(8,451,661)	(8,588,599)	(773,468)	(715,367)
Net transfers from (to) Fixed account	27,365,173	29,804,780	7,620,087	3,769,850	287,290	1,509,000	87,725,546	127,848,793	10,519,779	6,593,106
Transfers between Investment Divisions	35,827,386	15,642,551	9,146,699	(10,011,852)	(3,730,494)	(3,134,636)	(80,881,990)	50,970,267	1,958,096	536,868
Net contributions and (withdrawals)	49,504,363	35,410,080	9,959,400	(18,524,725)	(7,247,806)	(3,248,328)	(82,544,507)	133,487,176	2,060,570	(5,849,494)
Increase (decrease) in net assets	29,590,063	67,774,709	8,071,553	(18,383,240)	(8,644,605)	5,250,626	(140,866,200)	210,085,740	(24,178,045)	41,565,059
NET ASSETS:
Beginning of period	379,925,425	312,150,716	100,376,825	118,760,065	36,266,081	31,015,455	1,775,591,509	1,565,505,769	200,234,550	158,669,491
End of period	$409,515,488	$379,925,425	$108,448,378	$100,376,825	$27,621,476	$36,266,081	$1,634,725,309	$1,775,591,509	$176,056,505	$200,234,550
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Mid Cap Core— Service Class		MainStay VP MacKay S&P 500 Index— Service Class		MainStay VP MacKay Small Cap Core— Service Class		MainStay VP MacKay Unconstrained Bond— Service Class		MainStay VP Mellon Natural Resources— Initial Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,205,440)	$(2,062,927)	$(2,268,308)	$(1,692,841)	$(1,725,405)	$(1,927,675)	$10,924,782	$8,108,641	$(2,672,513)	$(3,206,333)
Net realized gain (loss) on investments	3,346,072	6,226,579	23,573,704	14,408,293	4,186,497	2,621,397	(4,969,123)	(1,630,265)	(10,588,293)	(13,900,767)
Realized gain distribution received	36,156,451	3,463,005	13,042,615	8,177,439	14,086,850	1,922,552	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(76,727,024)	36,832,737	(80,537,933)	67,499,063	(34,840,542)	10,512,241	(32,861,885)	12,599,080	(41,156,601)	12,253,138
Net increase (decrease) in net assets resulting from operations	(39,429,941)	44,459,394	(46,189,922)	88,391,954	(18,292,600)	13,128,515	(26,906,226)	19,077,456	(54,417,407)	(4,853,962)
Contributions and (Withdrawals):
Payments received from policyowners	22,164,116	14,913,744	75,045,597	61,391,546	4,294,739	4,751,476	27,918,679	50,510,314	3,456,617	6,238,752
Policyowners' surrenders	(28,489,512)	(27,713,275)	(46,596,065)	(36,433,018)	(14,452,988)	(12,249,308)	(58,619,480)	(45,664,271)	(24,294,401)	(21,894,857)
Policyowners' annuity and death benefits	(1,465,530)	(1,458,604)	(3,780,621)	(1,408,900)	(494,909)	(377,608)	(4,700,460)	(3,802,146)	(928,366)	(783,368)
Net transfers from (to) Fixed account	17,898,602	15,343,843	64,608,991	77,254,046	2,830,402	4,292,688	66,689,428	103,875,745	2,958,572	7,056,368
Transfers between Investment Divisions	(13,238,790)	(8,057,026)	(993,510)	39,801,784	29,706	(5,569,883)	(45,180,941)	25,041,409	(1,558,796)	586,303
Net contributions and (withdrawals)	(3,131,114)	(6,971,318)	88,284,392	140,605,458	(7,793,050)	(9,152,635)	(13,892,774)	129,961,051	(20,366,374)	(8,796,802)
Increase (decrease) in net assets	(42,561,055)	37,488,076	42,094,470	228,997,412	(26,085,650)	3,975,880	(40,799,000)	149,038,507	(74,783,781)	(13,650,764)
NET ASSETS:
Beginning of period	299,572,412	262,084,336	612,937,877	383,940,465	120,868,887	116,893,007	825,435,668	676,397,161	203,247,512	216,898,276
End of period	$257,011,357	$299,572,412	$655,032,347	$612,937,877	$94,783,237	$120,868,887	$784,636,668	$825,435,668	$128,463,731	$203,247,512
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP T. Rowe Price Equity Income— Service Class		MainStay VP U.S. Government Money Market— Initial Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,257,999	$(2,425,064)	$(2,022,658)	$(9,430,048)	$(832,361)	$(672,739)	$223,620	$584,970	$(1,146,238)	$(4,083,942)
Net realized gain (loss) on investments	6,432,700	3,394,992	36,521,737	22,076,237	(5,796,270)	(4,172,850)	7,340,774	7,285,949	(5,551)	(420)
Realized gain distribution received	25,399,149	3,630,587	71,245,982	32,506,571	—	—	17,347,194	9,554,846	—	—
Change in unrealized appreciation (depreciation) on investments	(119,960,704)	92,919,620	(313,495,895)	200,716,100	(3,164,761)	7,670,825	(44,889,223)	9,144,604	5,546	(27,936)
Net increase (decrease) in net assets resulting from operations	(85,870,856)	97,520,135	(207,750,834)	245,868,860	(9,793,392)	2,825,236	(19,977,635)	26,570,369	(1,146,243)	(4,112,298)
Contributions and (Withdrawals):
Payments received from policyowners	26,631,709	29,038,086	35,855,818	57,061,502	13,803,042	6,895,565	999,414	9,325,192	13,112,132	11,764,051
Policyowners' surrenders	(91,139,027)	(71,100,112)	(164,045,529)	(129,521,722)	(21,883,323)	(17,376,929)	(19,355,253)	(18,357,083)	(82,286,205)	(80,326,142)
Policyowners' annuity and death benefits	(5,086,343)	(4,572,728)	(6,889,820)	(6,817,391)	(977,810)	(1,191,737)	(1,144,505)	(1,491,880)	(5,713,019)	(2,207,021)
Net transfers from (to) Fixed account	38,306,210	47,142,702	70,869,748	91,550,110	17,337,771	14,590,752	2,519,808	17,460,848	6,842,056	11,496,105
Transfers between Investment Divisions	(1,323,177)	(7,281,041)	(41,763,398)	(35,033,665)	1,104,160	2,999,216	(16,941,655)	(3,616,283)	117,268,607	(47,987,691)
Net contributions and (withdrawals)	(32,610,628)	(6,773,093)	(105,973,181)	(22,761,166)	9,383,840	5,916,867	(33,922,191)	3,320,794	49,223,571	(107,260,698)
Increase (decrease) in net assets	(118,481,484)	90,747,042	(313,724,015)	223,107,694	(409,552)	8,742,103	(53,899,826)	29,891,163	48,077,328	(111,372,996)
NET ASSETS:
Beginning of period	860,529,818	769,782,776	1,746,224,100	1,523,116,406	213,195,734	204,453,631	214,042,130	184,150,967	221,554,626	332,927,622
End of period	$742,048,334	$860,529,818	$1,432,500,085	$1,746,224,100	$212,786,182	$213,195,734	$160,142,304	$214,042,130	$269,631,954	$221,554,626
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4
	2018 (c)	2018	2017 (d)	2018	2017	2018	2017 (d)	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$212,932	$444,423	$13,984	$(405,347)	$(185,206)	$(272,193)	$725	$(1,421,619)	$(948,933)
Net realized gain (loss) on investments	(145,879)	(107,798)	425	555,264	(40,906)	(529,311)	23	909,242	307,123
Realized gain distribution received	160,617	1,307,927	—	1,163,976	—	1,424,506	—	4,081,943	—
Change in unrealized appreciation (depreciation) on investments	(2,942,431)	(7,815,495)	28,628	(5,056,180)	3,142,275	(4,310,063)	8,804	(30,448,588)	26,312,809
Net increase (decrease) in net assets resulting from operations	(2,714,761)	(6,170,943)	43,037	(3,742,287)	2,916,163	(3,687,061)	9,552	(26,879,022)	25,670,999
Contributions and (Withdrawals):
Payments received from policyowners	6,550,926	18,720,714	413,031	3,766,175	2,821,918	9,456,617	482,269	19,378,846	12,659,881
Policyowners' surrenders	(1,388,850)	(1,772,800)	(15,494)	(1,512,735)	(978,087)	(1,168,608)	(4,192)	(9,956,010)	(6,314,714)
Policyowners' annuity and death benefits	(2,842)	(26,286)	—	(41,966)	(50,903)	(88,935)	—	(587,800)	(323,906)
Net transfers from (to) Fixed account	2,676,816	17,734,005	67,804	4,210,839	3,934,558	7,192,982	34,727	24,622,371	21,199,926
Transfers between Investment Divisions	31,028,689	27,551,388	1,357,838	2,259,980	3,777,437	20,523,274	1,049,648	15,804,745	328,975
Net contributions and (withdrawals)	38,864,739	62,207,021	1,823,179	8,682,293	9,504,923	35,915,330	1,562,452	49,262,152	27,550,162
Increase (decrease) in net assets	36,149,978	56,036,078	1,866,216	4,940,006	12,421,086	32,228,269	1,572,004	22,383,130	53,221,161
NET ASSETS:
Beginning of period	—	1,866,216	—	20,623,892	8,202,806	1,572,004	—	136,695,869	83,474,708
End of period	$36,149,978	$57,902,294	$1,866,216	$25,563,898	$20,623,892	$33,800,273	$1,572,004	$159,078,999	$136,695,869
(c) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
(d) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	BlackRock ® Global Allocation V.I. Fund— Class III		BlackRock ® High Yield V.I. Fund— Class III		ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2
	2018	2017	2018	2017	2018	2017 (b)	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,923,662)	$(2,708,970)	$4,859,182	$3,290,778	$54,170	$3,447	$(132,022)	$334,200	$1,649,680	$959,927
Net realized gain (loss) on investments	2,324,106	385,488	(255,699)	(15,734)	44,072	2,349	(139,089)	(99,374)	(91,683)	170,894
Realized gain distribution received	21,590,873	5,967,079	—	—	571,055	45,228	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(66,035,333)	50,205,578	(11,774,460)	1,745,209	(1,716,143)	48,474	(1,164,091)	(193,089)	(7,788,120)	1,761,307
Net increase (decrease) in net assets resulting from operations	(47,044,016)	53,849,175	(7,170,977)	5,020,253	(1,046,846)	99,498	(1,435,202)	41,737	(6,230,123)	2,892,128
Contributions and (Withdrawals):
Payments received from policyowners	12,000,248	15,272,104	12,561,343	10,678,898	5,987,382	262,705	407,230	728,656	14,084,456	6,319,066
Policyowners' surrenders	(42,831,493)	(33,691,440)	(8,346,691)	(6,513,649)	(336,508)	(32,287)	(598,118)	(603,686)	(4,005,096)	(2,864,041)
Policyowners' annuity and death benefits	(3,447,089)	(2,307,143)	(541,715)	(523,664)	(5,072)	—	(79,510)	(6,322)	(201,709)	(82,724)
Net transfers from (to) Fixed account	22,336,934	30,573,527	17,162,111	17,171,893	5,024,304	174,710	502,918	1,038,731	18,607,339	14,336,322
Transfers between Investment Divisions	(10,245,752)	(8,908,441)	3,872,945	10,455,185	4,603,956	1,046,050	806,407	1,985,577	2,146,545	15,863,093
Net contributions and (withdrawals)	(22,187,152)	938,607	24,707,993	31,268,663	15,274,062	1,451,178	1,038,927	3,142,956	30,631,535	33,571,716
Increase (decrease) in net assets	(69,231,168)	54,787,782	17,537,016	36,288,916	14,227,216	1,550,676	(396,275)	3,184,693	24,401,412	36,463,844
NET ASSETS:
Beginning of period	518,520,117	463,732,335	127,372,263	91,083,347	1,550,676	—	8,370,945	5,186,252	55,553,481	19,089,637
End of period	$449,288,949	$518,520,117	$144,909,279	$127,372,263	$15,777,892	$1,550,676	$7,974,670	$8,370,945	$79,954,893	$55,553,481
(b) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		Dreyfus IP Technology Growth Portfolio— Service Shares		DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP ContrafundSM Portfolio— Service Class 2
	2018	2017	2018	2017 (d)	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,370,078)	$(1,193,828)	$(40,923)	$(358)	$(4,238,425)	$(2,934,144)	$(236,866)	$(108,536)	$(12,761,814)	$(8,376,007)
Net realized gain (loss) on investments	573,946	3,485,473	(18,163)	1	20,286,832	7,308,166	(72,088)	21,114	26,935,293	28,415,550
Realized gain distribution received	15,564,966	6,369,293	128,116	—	14,346,318	8,615,426	—	—	89,716,060	48,359,023
Change in unrealized appreciation (depreciation) on investments	(34,986,485)	2,907,894	(1,200,405)	2,162	(41,897,749)	46,101,500	(9,539,036)	1,951,470	(184,536,385)	91,632,521
Net increase (decrease) in net assets resulting from operations	(20,217,651)	11,568,832	(1,131,375)	1,805	(11,503,024)	59,090,948	(9,847,990)	1,864,048	(80,646,846)	160,031,087
Contributions and (Withdrawals):
Payments received from policyowners	5,373,167	6,574,429	2,503,174	50,464	28,008,110	17,671,193	23,469,036	11,199,323	49,044,482	59,652,351
Policyowners' surrenders	(9,949,035)	(9,104,716)	(103,252)	—	(22,759,612)	(15,073,151)	(3,741,156)	(1,794,739)	(76,683,964)	(70,096,209)
Policyowners' annuity and death benefits	(486,808)	(516,305)	(3,233)	—	(588,943)	(1,121,013)	(208,967)	(94,335)	(5,570,982)	(3,187,691)
Net transfers from (to) Fixed account	3,930,453	6,911,963	947,078	45	19,808,316	16,011,210	31,638,147	22,762,367	69,569,364	100,881,272
Transfers between Investment Divisions	98,778	(3,756,606)	3,551,490	435,176	15,614,031	16,635,467	12,397,624	6,651,243	(37,785,220)	(29,636,215)
Net contributions and (withdrawals)	(1,033,445)	108,765	6,895,257	485,685	40,081,902	34,123,706	63,554,684	38,723,859	(1,426,320)	57,613,508
Increase (decrease) in net assets	(21,251,096)	11,677,597	5,763,882	487,490	28,578,878	93,214,654	53,706,694	40,587,907	(82,073,166)	217,644,595
NET ASSETS:
Beginning of period	106,309,849	94,632,252	487,490	—	229,939,372	136,724,718	57,761,839	17,173,932	1,012,435,220	794,790,625
End of period	$85,058,753	$106,309,849	$6,251,372	$487,490	$258,518,250	$229,939,372	$111,468,533	$57,761,839	$930,362,054	$1,012,435,220
(d) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Emerging Markets Portfolio— Service Class 2	Fidelity ® VIP Equity-IncomeSM Portfolio— Service Class 2		Fidelity ® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity ® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares
	2018 (c)	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,661	$921,887	$(65,538)	$(1,882,725)	$(1,046,878)	$(2,703,091)	$(2,487,958)	$(554,854)	$(405,882)
Net realized gain (loss) on investments	(36,920)	474,867	951,703	1,735,191	(405,846)	5,936,715	4,672,660	326,810	(1,306,873)
Realized gain distribution received	—	5,770,849	2,499,750	5,612,727	7,392,756	22,225,674	10,803,825	5,933,282	479,127
Change in unrealized appreciation (depreciation) on investments	(607,485)	(20,693,182)	9,100,296	2,072,862	10,751,743	(64,569,005)	28,109,151	(11,590,986)	4,400,994
Net increase (decrease) in net assets resulting from operations	(641,744)	(13,525,579)	12,486,211	7,538,055	16,691,775	(39,109,707)	41,097,678	(5,885,748)	3,167,366
Contributions and (Withdrawals):
Payments received from policyowners	3,387,447	14,782,675	7,809,781	17,621,597	11,189,729	13,690,605	13,751,037	1,674,657	1,853,814
Policyowners' surrenders	(103,325)	(12,946,894)	(12,316,752)	(6,674,446)	(4,019,230)	(29,929,637)	(24,778,883)	(3,660,080)	(2,751,053)
Policyowners' annuity and death benefits	—	(856,587)	(704,769)	(187,743)	(358,286)	(1,152,067)	(900,934)	(205,871)	(245,510)
Net transfers from (to) Fixed account	1,703,339	13,148,286	9,860,509	13,167,473	9,140,900	8,579,941	11,030,874	2,078,988	3,103,619
Transfers between Investment Divisions	2,704,202	1,167,180	(4,913,302)	19,182,400	8,625,846	(4,204,664)	(363,150)	(524,162)	(3,571,710)
Net contributions and (withdrawals)	7,691,663	15,294,660	(264,533)	43,109,281	24,578,959	(13,015,822)	(1,261,056)	(636,468)	(1,610,840)
Increase (decrease) in net assets	7,049,919	1,769,081	12,221,678	50,647,336	41,270,734	(52,125,529)	39,836,622	(6,522,216)	1,556,526
NET ASSETS:
Beginning of period	—	125,786,166	113,564,488	86,405,832	45,135,098	259,923,805	220,087,183	42,491,136	40,934,610
End of period	$7,049,919	$127,555,247	$125,786,166	$137,053,168	$86,405,832	$207,798,276	$259,923,805	$35,968,920	$42,491,136
(c) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Invesco V.I. International Growth Fund— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Service Shares		MFS ® International Value Portfolio— Service Class		MFS ® Investors Trust Series— Service Class
	2018	2017	2018	2017 (d)	2018	2017	2018	2017 (a)	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$319,521	$(595,403)	$(236,854)	$(1,177)	$(339,608)	$(568,703)	$(163,052)	$3,362	$(2,297,053)	$(1,552,303)
Net realized gain (loss) on investments	590,798	184,239	(64,042)	5	4,949,035	4,159,429	99,647	13,322	471,261	(681,860)
Realized gain distribution received	1,298,051	—	702,924	—	—	—	293,430	4,630	8,387,097	5,370,418
Change in unrealized appreciation (depreciation) on investments	(33,797,104)	25,662,998	(3,174,377)	9,650	(10,672,026)	11,859,752	(4,099,227)	497,619	(21,456,386)	20,648,662
Net increase (decrease) in net assets resulting from operations	(31,588,734)	25,251,834	(2,772,349)	8,478	(6,062,599)	15,450,478	(3,869,202)	518,933	(14,895,081)	23,784,917
Contributions and (Withdrawals):
Payments received from policyowners	$9,702,087	$14,282,191	$7,355,282	$528,720	$4,913,018	$3,937,273	$12,606,717	$1,415,094	$21,090,095	$15,509,593
Policyowners' surrenders	(10,696,541)	(8,171,844)	(724,871)	(171)	(7,039,733)	(6,748,422)	(1,693,375)	(150,851)	(9,994,745)	(6,850,491)
Policyowners' annuity and death benefits	(783,969)	(415,051)	(14,599)	—	(233,014)	(464,180)	(54,665)	(16,030)	(332,967)	(270,437)
Net transfers from (to) Fixed account	20,020,307	28,657,122	3,023,672	8,835	3,000,110	2,053,291	11,045,577	596,451	29,735,226	30,698,894
Transfers between Investment Divisions	9,060,013	(2,597,587)	20,650,119	1,109,289	(3,487,659)	(1,108,838)	11,239,237	7,696,973	(1,460,503)	134,203
Net contributions and (withdrawals)	27,301,897	31,754,831	30,289,603	1,646,673	(2,847,278)	(2,330,876)	33,143,491	9,541,637	39,037,106	39,221,762
Increase (decrease) in net assets	(4,286,837)	57,006,665	27,517,254	1,655,151	(8,909,877)	13,119,602	29,274,289	10,060,570	24,142,025	63,006,679
NET ASSETS:
Beginning of period	166,876,665	109,870,000	1,655,151	—	76,217,101	63,097,499	10,060,570	—	159,020,166	96,013,487
End of period	$162,589,828	$166,876,665	$29,172,405	$1,655,151	$67,307,224	$76,217,101	$39,334,859	$10,060,570	$183,162,191	$159,020,166
(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
(d) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MFS ® Research Series— Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(689,963)	$(226,397)	$875,990	$(364,216)	$(3,869,744)	$(3,240,322)	$(2,023,528)	$10,112,881	$37,455	$(311,675)
Net realized gain (loss) on investments	167,524	271,916	1,348,201	2,774,000	2,368,749	(951,606)	217,912	426,489	(530,152)	22,543
Realized gain distribution received	6,939,064	2,812,255	—	—	19,465,534	4,437,211	1,166,709	—	—	—
Change in unrealized appreciation (depreciation) on investments	(11,878,841)	4,752,858	(10,729,704)	(1,251,149)	(37,569,687)	40,463,985	1,404,512	(8,011,165)	(465,143)	(63,638)
Net increase (decrease) in net assets resulting from operations	(5,462,216)	7,610,632	(8,505,513)	1,158,635	(19,605,148)	40,709,268	765,605	2,528,205	(957,840)	(352,770)
Contributions and (Withdrawals):
Payments received from policyowners	13,216,824	2,487,685	3,706,786	6,481,567	14,858,337	15,398,083	16,876,578	24,161,264	5,872,292	11,336,004
Policyowners' surrenders	(4,232,809)	(2,559,605)	(8,188,316)	(6,857,690)	(16,934,839)	(13,805,853)	(22,702,684)	(17,457,219)	(7,860,286)	(3,511,222)
Policyowners' annuity and death benefits	(182,609)	(376,921)	(807,755)	(490,478)	(1,065,433)	(863,369)	(2,009,226)	(1,594,695)	(175,595)	(206,023)
Net transfers from (to) Fixed account	11,940,902	3,805,955	3,149,669	10,426,113	18,426,383	24,288,587	34,731,250	50,940,496	13,093,548	20,021,610
Transfers between Investment Divisions	5,919,875	2,788,681	(13,815,836)	(13,404,038)	(1,478,145)	(9,740,666)	(17,292,439)	16,107,715	5,982,663	8,860,957
Net contributions and (withdrawals)	26,662,183	6,145,795	(15,955,452)	(3,844,526)	13,806,303	15,276,782	9,603,479	72,157,561	16,912,622	36,501,326
Increase (decrease) in net assets	21,199,967	13,756,427	(24,460,965)	(2,685,891)	(5,798,845)	55,986,050	10,369,084	74,685,766	15,954,782	36,148,556
NET ASSETS:
Beginning of period	47,377,898	33,621,471	103,327,906	106,013,797	228,423,495	172,437,445	344,628,295	269,942,529	57,126,146	20,977,590
End of period	$68,577,865	$47,377,898	$78,866,941	$103,327,906	$222,624,650	$228,423,495	$354,997,379	$344,628,295	$73,080,928	$57,126,146
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	PIMCO VIT Total Return Portfolio— Advisor Class		Victory VIF Diversified Stock Fund— Class A Shares
	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,304,032	$185,972	$(190,393)	$(160,374)
Net realized gain (loss) on investments	(1,200,432)	(521,008)	269,553	390,893
Realized gain distribution received	4,413,028	—	2,774,052	250,485
Change in unrealized appreciation (depreciation) on investments	(13,344,887)	7,919,760	(5,211,161)	3,356,122
Net increase (decrease) in net assets resulting from operations	(7,828,259)	7,584,724	(2,357,949)	3,837,126
Contributions and (Withdrawals):
Payments received from policyowners	26,546,681	22,418,770	51,554	449,330
Policyowners' surrenders	(21,103,292)	(16,465,594)	(2,143,953)	(2,002,868)
Policyowners' annuity and death benefits	(1,753,114)	(1,221,003)	(69,652)	(29,730)
Net transfers from (to) Fixed account	44,842,629	50,764,167	63,042	374,542
Transfers between Investment Divisions	1,362,153	16,355,992	(859,159)	180,581
Net contributions and (withdrawals)	49,895,057	71,852,332	(2,958,168)	(1,028,145)
Increase (decrease) in net assets	42,066,798	79,437,056	(5,316,117)	2,808,981
NET ASSETS:
Beginning of period	321,735,375	242,298,319	18,811,925	16,002,944
End of period	$363,802,173	$321,735,375	$13,495,808	$18,811,925
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-IV (the “Separate Account”) was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Elite Variable Annuity, New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity), Series II policies (New York Life Premier Variable Annuity), Series III policies (New York Life Premier Plus Variable Annuity), Series IV policies (New York Life Flexible Premium Variable Annuity II), Series V policies (New York Life Premier Variable Annuity II), Series VI policies (New York Life Premier Plus Variable Annuity II), Series VII policies (New York Life Flexible Premium Variable Annuity III) and Series VIII (New York Life Premier Variable Annuity - FP Series). Effective July 27, 2009, sales of the New York Life Longevity Benefit Variable Annuity were discontinued. Effective August 16, 2010, sales of the New York Life Elite Variable Annuity and New York Life Premium Plus Elite Variable Annuity were discontinued. Effective May 1, 2016, sales of the Series II policies (New York Life Premier Variable Annuity), Series III policies (New York Life Premier Plus Variable Annuity) and Series IV policies (New York Life Flexible Premium Variable Annuity II) were discontinued.
NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies (“the policies”) issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
The following Investment Divisions, with their respective Fund portfolios, are available in the Separate Account:

MainStay VP Balanced—Service Class
MainStay VP Bond—Service Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Service Class
MainStay VP Epoch U.S. Equity Yield—Service Class
MainStay VP Epoch U.S. Small Cap—Service Class
MainStay VP Fidelity Institutional AM® Utilities—Service Class (formerly MainStay VP MFS® Utilities—Service Class)
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP Income Builder—Service Class
MainStay VP Indexed Bond—Service Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Janus Henderson Balanced—Service Class
MainStay VP Large Cap Growth—Service Class
MainStay VP MacKay Common Stock—Service Class (formerly MainStay VP Common Stock—Service Class)
MainStay VP MacKay Convertible—Service Class (formerly MainStay VP Convertible—Service Class)
MainStay VP MacKay Government—Service Class (formerly MainStay VP Government—Service Class)
MainStay VP MacKay Growth—Service Class (formerly MainStay VP Cornerstone Growth—Service Class)
MainStay VP MacKay High Yield Corporate Bond—Service Class (formerly MainStay VP High Yield Corporate Bond—Service Class)

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP MacKay International Equity—Service Class (formerly MainStay VP International Equity—Service Class)
MainStay VP MacKay Mid Cap Core—Service Class (formerly MainStay VP Mid Cap Core—Service Class)
MainStay VP MacKay S&P 500 Index—Service Class (formerly MainStay VP S&P 500 Index—Service Class)
MainStay VP MacKay Small Cap Core—Service Class (formerly MainStay VP Small Cap Core—Service Class)
MainStay VP MacKay Unconstrained Bond—Service Class (formerly MainStay VP Unconstrained Bond—Service Class)
MainStay VP Mellon Natural Resources—Initial Class (formerly MainStay VP VanEck Global Hard Assets—Initial Class)
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP T. Rowe Price Equity Income—Service Class
MainStay VP U.S. Government Money Market-—Initial Class
American Funds IS Asset Allocation Fund—Class 4
American Funds IS Blue Chip Income and Growth Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund— Class 2
Delaware VIP® Small Cap Value Series—Service Class
Dreyfus IP Technology Growth Portfolio—Service Shares
DWS Alternative Asset Allocation VIP—Class B (formerly Deutsche Alternative Asset Allocation VIP—Class B)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Service Shares
MFS® International Value Portfolio—Service Class
MFS® Investors Trust Series—Service Class
MFS® Research Series—Service Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (formerly PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class)
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
Victory VIF Diversified Stock Fund—Class A Shares
  ______________
Not all investment options are available under all policies.

New investments in the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions are restricted to those policies already invested in these Investment Divisions.

On November 30, 2018, the Service Class shares of the MainStay VP Absolute Return Multi-Strategy Portfolio were merged into the Service Class shares of the MainStay VP IQ Hedge Multi-Strategy Portfolio.

For all policies within Series I, II, III, IV, V, VI, VII and VIII initial premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account within two business days after receipt. Subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the business day they are received in accordance with the policyowner’s allocation instructions. In those states where NYLIAC offered a single

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

premium version of the Series I, II and III policies, only one premium payment was permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment
Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.
No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investment in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2018 were as follows:

	Purchases	Sales
MainStay VP Absolute Return Multi-Strategy—Service Class	$40,679	$365,260
MainStay VP Balanced—Service Class	33,057	44,099
MainStay VP Bond—Service Class	45,801	36,964
MainStay VP Conservative Allocation—Service Class	52,752	99,573
MainStay VP Cushing® Renaissance Advantage—Service Class	4,135	5,212
MainStay VP Eagle Small Cap Growth—Initial Class	2,323	11,634
MainStay VP Eagle Small Cap Growth—Service Class	30,960	9,960
MainStay VP Emerging Markets Equity—Service Class	7,842	35,358
MainStay VP Epoch U.S. Equity Yield—Service Class	38,846	58,596
MainStay VP Epoch U.S. Small Cap—Service Class	28,486	26,345
MainStay VP Fidelity Institutional AM® Utilities—Service Class	35,264	143,485
MainStay VP Floating Rate—Service Class	128,215	78,889
MainStay VP Growth Allocation—Service Class	122,289	76,750
MainStay VP Income Builder—Service Class	44,672	55,712
MainStay VP Indexed Bond—Service Class	25,827	1,328
MainStay VP IQ Hedge Multi-Strategy—Service Class	339,074	10,366
MainStay VP Janus Henderson Balanced—Initial Class	1,879	5,201
MainStay VP Janus Henderson Balanced—Service Class	114,574	60,066
MainStay VP Large Cap Growth—Service Class	208,746	104,811
MainStay VP MacKay Common Stock—Service Class	59,539	51,104
MainStay VP MacKay Convertible—Service Class	100,879	36,209
MainStay VP MacKay Government—Service Class	38,916	28,359
MainStay VP MacKay Growth—Service Class	2,867	8,525
MainStay VP MacKay High Yield Corporate Bond—Service Class	221,764	235,333
MainStay VP MacKay International Equity—Service Class	36,235	31,708
MainStay VP MacKay Mid Cap Core—Service Class	78,386	47,530
MainStay VP MacKay S&P 500 Index—Service Class	163,586	63,896
MainStay VP MacKay Small Cap Core—Service Class	26,391	21,815
MainStay VP MacKay Unconstrained Bond—Service Class	99,560	102,404
MainStay VP Mellon Natural Resources—Initial Class	13,269	36,428
MainStay VP Moderate Allocation—Service Class	105,861	110,745
MainStay VP Moderate Growth Allocation—Service Class	177,026	213,936
MainStay VP PIMCO Real Return—Service Class	34,877	26,435
MainStay VP T. Rowe Price Equity Income—Service Class	23,193	39,641
MainStay VP U.S. Government Money Market—Initial Class	188,929	141,005
American Funds IS Asset Allocation Fund—Class 4	41,356	2,091
American Funds IS Blue Chip Income and Growth Fund—Class 4	65,507	1,483
American Funds IS Global Small Capitalization Fund—Class 4	13,592	4,031
American Funds IS Growth Fund—Class 4	44,418	7,304
American Funds IS New World Fund®—Class 4	59,682	7,588
BlackRock® Global Allocation V.I. Fund—Class III	55,982	61,576
BlackRock® High Yield V.I. Fund—Class III	44,601	15,076
ClearBridge Variable Appreciation Portfolio—Class II	16,603	692
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	3,096	2,140
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	40,333	7,931
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	30,198	16,909
Delaware VIP® Small Cap Value Series—Service Class	7,404	323
Dreyfus IP Technology Growth Portfolio—Service Shares	106,657	56,010
DWS Alternative Asset Allocation VIP—Class B	66,161	2,693
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	179,362	103,593

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	$8,005	$306
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2	42,357	20,348
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	61,081	13,839
Fidelity® VIP Mid Cap Portfolio—Service Class 2	47,850	41,227
Invesco V.I. American Value Fund—Series II Shares	14,503	9,765
Invesco V.I. International Growth Fund—Series II Shares	38,620	9,557
Janus Henderson Enterprise Portfolio—Service Shares	32,622	1,737
Janus Henderson Global Research Portfolio—Service Shares	10,478	13,588
MFS® International Value Portfolio—Service Class	36,092	2,721
MFS® Investors Trust Series—Service Class	55,166	9,798
MFS® Research Series—Service Class	39,227	6,088
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	9,805	25,001
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	55,951	26,286
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	45,055	36,035
PIMCO VIT Low Duration Portfolio—Advisor Class	70,320	53,211
PIMCO VIT Total Return Portfolio—Advisor Class	77,983	20,933
Victory VIF Diversified Stock Fund—Class A Shares	3,233	3,616
Total	$4,099,999	$3,008,178

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA"), Candriam Belgium S.A. (“Candriam Belgium”), Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), FIAM, LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, MacKay, IndexIQ Advisors and NYL Investors are all indirect, wholly-owned subsidiaries of NYLIC. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. Candriam Belgium is a part of Candriam Investors Group. Capital Research and Management is a wholly-owned subsidiary of The Capital Group Companies, Inc. Clearbridge is a wholly-owned subsidiary of Legg Mason, Inc. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. T. Rowe Price is an independent investment advisory firm.
Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC ("CCM") who manage all or a portion of the day-to-day investment operations of the Portfolios transitioned from CCM to MacKay, which is also a wholly-owned, fully autonomous subsidiary of NYLIC.
NYLIAC deducts a surrender charge on certain partial withdrawals from and surrenders of Series I, II, III, IV, V, VI, VII and VIII policies, depending on the length of time a premium payment is in the policy before it is withdrawn. For New York Life Elite Variable Annuity policies, which are part of Series I, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of New York Life Elite Variable Annuity the surrender charge was lower. For New York Life Premium Plus Elite Variable Annuity and New York Life Longevity Benefit Variable Annuity policies, which are also part of Series I, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Elite Variable Annuity the surrender charge was lower. For New York Life Premier Variable Annuity policies which are part of Series II, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For New York Life

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
Premier Plus Variable Annuity policies which are part of Series III, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity II policies, which are part of Series IV, this charge is 7% for the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. For New York Life Premier Variable Annuity II policies, which are part of Series V, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For New York Life Premier Plus Variable Annuity II policies, which are part of Series VI, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity III policies, which are part of Series VII, this charge is 7% for the first three Policy Years and declines by 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made. For New York Life Premier Variable Annuity -FP Series policies, which are part of Series VIII, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.
For Series I, II, III, IV, V, VI, VII and VIII policies, NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000 ($50,000 for Series IV and VII policies). This charge is $30 per policy.
Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VII, VII and VIII policies, $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.
The policies are also subject to an annualized mortality and expense risk and administrative costs charge, which is deducted on a quarterly basis from the Investment Divisions by reducing the number of accumulation units. For Series I policies, this charge is 1.70% for New York Life Elite Variable Annuity, 1.90% for New York Life Premium Plus Elite Variable Annuity and 1.35% for New York Life Longevity Benefit Variable Annuity; for Series II policies, this charge is 1.55% for New York Life Premier Variable Annuity; for Series III policies, this charge is 1.75% for New York Life Premier Plus Variable Annuity; for Series IV policies, this charge is 1.60% for the New York Life Flexible Premium Variable Annuity II, for Series V policies, this charge is 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, for New York Life Premier Variable Annuity II; for Series VI policies, this charge is 1.70% during the surrender charge period for the initial premium and 1.50% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, for New York Life Premier Plus Variable Annuity II; for Series VII policies, this charge is 1.55% during the surrender charge period for the initial premium and 1.35% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.40% during the surrender charge period for the initial premium and 1.20% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, for New York Life Flexible Premium Variable Annuity III, for Series VIII policies, this charge is 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity - FP Series, of the Adjusted Premium Payments allocated to the Investment Divisions, and is the same rate for each of the five periods presented in the Financial Highlights section, (including portions of the premium payment(s) transferred from the Fixed Account under the New York Life Premium Plus Elite Variable Annuity, New York Life Longevity Benefit Variable Annuity, New York Life Premier Variable Annuity, New York Life Premier Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II, New York Life Premier Variable Annuity II, New York Life Premier Plus Variable Annuity II, New York Life Flexible Premium Variable Annuity III and New York Life Premier Variable Annuity - FP Series) and the DCA Advantage Account. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded in the accompanying Statement of Operations.
In addition, New York Life Longevity Benefit Variable Annuity policies, which are part of Series I, are subject to a Longevity Benefit Charge. This charge is deducted each policy quarter by reducing the number of accumulation units in the Investment Divisions. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the premium payment made to the policy.
Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 1.24%. These ranges are shown as a percentage of average net assets as of December 31, 2017, and approximate the ranges as of December 31, 2018.

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 4—Distribution of Net Income:

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Absolute Return Multi-Strategy—Service Class	4,612	(43,171)	(38,559)	8,162	(2,476)	5,686
MainStay VP Balanced—Service Class	1,383	(2,157)	(774)	2,897	(1,589)	1,308
MainStay VP Bond—Service Class	3,662	(2,700)	962	2,097	(2,495)	(398)
MainStay VP Conservative Allocation—Service Class	3,001	(5,609)	(2,608)	3,508	(5,141)	(1,633)
MainStay VP Cushing® Renaissance Advantage—Service Class	444	(530)	(86)	2,835	(2,448)	387
MainStay VP Eagle Small Cap Growth—Initial Class	19	(609)	(590)	12	(637)	(625)
MainStay VP Eagle Small Cap Growth—Service Class	1,800	(609)	1,191	1,204	(536)	668
MainStay VP Emerging Markets Equity—Service Class	671	(3,493)	(2,822)	2,326	(2,906)	(580)
MainStay VP Epoch U.S. Equity Yield—Service Class	1,128	(2,511)	(1,383)	1,234	(2,301)	(1,067)
MainStay VP Epoch U.S. Small Cap—Service Class	810	(1,067)	(257)	1,671	(685)	986
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2,454	(9,311)	(6,857)	6,012	(6,332)	(320)
MainStay VP Floating Rate—Service Class	8,909	(5,740)	3,169	4,484	(3,585)	899
MainStay VP Growth Allocation—Service Class	6,242	(3,604)	2,638	11,735	(3,411)	8,324
MainStay VP Income Builder—Service Class	2,033	(2,881)	(848)	3,986	(1,339)	2,647
MainStay VP Indexed Bond—Service Class	2,563	(134)	2,429	286	(12)	274
MainStay VP IQ Hedge Multi-Strategy—Service Class	39,929	(1,249)	38,680	—	—	—
MainStay VP Janus Henderson Balanced—Initial Class	5	(291)	(286)	19	(292)	(273)
MainStay VP Janus Henderson Balanced—Service Class	5,642	(3,551)	2,091	4,888	(3,267)	1,621
MainStay VP Large Cap Growth—Service Class	7,809	(4,483)	3,326	4,425	(1,856)	2,569
MainStay VP MacKay Common Stock—Service Class	2,476	(2,503)	(27)	4,552	(1,245)	3,307
MainStay VP MacKay Convertible—Service Class	5,615	(1,475)	4,140	5,136	(1,501)	3,635
MainStay VP MacKay Government—Service Class	3,398	(2,301)	1,097	787	(2,283)	(1,496)
MainStay VP MacKay Growth—Service Class	40	(393)	(353)	415	(446)	(31)
MainStay VP MacKay High Yield Corporate Bond—Service Class	10,063	(12,060)	(1,997)	19,516	(6,331)	13,185
MainStay VP MacKay International Equity—Service Class	2,334	(1,658)	676	2,122	(1,978)	144
MainStay VP MacKay Mid Cap Core—Service Class	3,090	(1,531)	1,559	2,496	(1,348)	1,148
MainStay VP MacKay S&P 500 Index—Service Class	9,552	(2,300)	7,252	12,203	(1,383)	10,820
MainStay VP MacKay Small Cap Core—Service Class	902	(1,561)	(659)	831	(1,707)	(876)
MainStay VP MacKay Unconstrained Bond—Service Class	6,761	(8,315)	(1,554)	14,632	(3,124)	11,508
MainStay VP Mellon Natural Resources—Initial Class	1,820	(4,862)	(3,042)	3,495	(5,174)	(1,679)
MainStay VP Moderate Allocation—Service Class	5,075	(5,752)	(677)	6,310	(5,048)	1,262
MainStay VP Moderate Growth Allocation—Service Class	6,311	(9,848)	(3,537)	10,127	(7,922)	2,205
MainStay VP PIMCO Real Return—Service Class	3,135	(2,584)	551	2,372	(2,161)	211
MainStay VP T. Rowe Price Equity Income—Service Class	173	(2,219)	(2,046)	2,349	(1,693)	656
MainStay VP U.S. Government Money Market—Initial Class	36,100	(40,849)	(4,749)	19,535	(47,545)	(28,010)
American Funds IS Asset Allocation Fund—Class 4	3,986	(211)	3,775	—	—	—
American Funds IS Blue Chip Income and Growth Fund—Class 4	5,960	(141)	5,819	178	(2)	176

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Global Small Capitalization Fund—Class 4	1,014	(336)	678	1,007	(138)	869
American Funds IS Growth Fund—Class 4	3,841	(671)	3,170	154	—	154
American Funds IS New World Fund®—Class 4	4,605	(649)	3,956	3,055	(715)	2,340
BlackRock® Global Allocation V.I. Fund—Class III	2,647	(4,677)	(2,030)	3,773	(3,812)	(39)
BlackRock® High Yield V.I. Fund—Class III	3,271	(1,318)	1,953	4,270	(1,612)	2,658
ClearBridge Variable Appreciation Portfolio—Class II	1,363	(60)	1,303	145	(6)	139
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	356	(250)	106	674	(317)	357
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	3,320	(704)	2,616	3,187	(278)	2,909
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	894	(659)	235	1,214	(807)	407
Delaware VIP® Small Cap Value Series—Service Class	708	(31)	677	47	—	47
Dreyfus IP Technology Growth Portfolio—Service Shares	4,535	(2,047)	2,488	3,119	(680)	2,439
DWS Alternative Asset Allocation VIP—Class B	6,284	(262)	6,022	3,774	(135)	3,639
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	6,346	(3,502)	2,844	10,988	(3,033)	7,955
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	882	(34)	848	—	—	—
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2	2,483	(867)	1,616	1,687	(1,057)	630
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	3,364	(818)	2,546	2,604	(730)	1,874
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1,788	(1,369)	419	2,241	(1,095)	1,146
Invesco V.I. American Value Fund—Series II Shares	696	(700)	(4)	599	(666)	(67)
Invesco V.I. International Growth Fund—Series II Shares	3,167	(879)	2,288	3,831	(890)	2,941
Janus Henderson Enterprise Portfolio—Service Shares	2,881	(166)	2,715	162	—	162
Janus Henderson Global Research Portfolio—Service Shares	742	(679)	63	693	(613)	80
MFS® International Value Portfolio—Service Class	3,174	(243)	2,931	900	(21)	879
MFS® Investors Trust Series—Service Class	3,273	(383)	2,890	3,620	(319)	3,301
MFS® Research Series—Service Class	2,123	(224)	1,899	712	(199)	513
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	681	(2,025)	(1,344)	1,563	(1,850)	(287)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2,382	(959)	1,423	2,949	(822)	2,127
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	3,551	(3,096)	455	7,474	(1,187)	6,287
PIMCO VIT Low Duration Portfolio—Advisor Class	6,793	(5,240)	1,553	6,994	(3,463)	3,531
PIMCO VIT Total Return Portfolio—Advisor Class	6,125	(1,917)	4,208	7,999	(1,617)	6,382
Victory VIF Diversified Stock Fund—Class A Shares	22	(152)	(130)	132	(166)	(34)

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2018, 2017, 2016, 2015, and 2014:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Absolute Return Multi-Strategy—Service Class	2018	$—	—	$—	—	—
	2017	344,079	38,559	8.94 to 8.94	(0.5%) to (0.5%)	0.9%
	2016	294,815	32,873	8.99 to 8.99	(0.2%) to (0.2%)	0.0%
	2015	256,691	28,579	9.00 to 9.00	(10.0%) to (8.0%)	0.0%
	2014	252,646	25,869	9.79 to 9.79	(12.1%) to (12.1%)	0.0%
MainStay VP Balanced—Service Class	2018	$239,041	14,893	$10.73 to $20.73	(7.6%) to (7.6%)	1.4%
	2017	285,496	15,667	11.61 to 22.44	9.7% to 9.7%	1.1%
	2016	258,094	14,359	10.58 to 20.44	10.0% to 10.0%	1.2%
	2015	221,823	12,635	9.62 to 18.59	(3.8%) to (2.8%)	0.9%
	2014	201,626	10,702	14.45 to 19.13	10.6% to 10.6%	0.7%
MainStay VP Bond—Service Class	2018	$230,670	18,309	$10.47 to $17.34	(1.2%) to (1.2%)	2.6%
	2017	231,044	17,347	10.60 to 17.56	3.6% to 3.6%	2.2%
	2016	235,252	17,745	10.23 to 16.95	3.3% to 3.3%	2.5%
	2015	216,756	16,334	9.91 to 16.41	(0.9%) to 0.0%	2.2%
	2014	218,709	16,185	11.35 to 16.42	5.6% to 5.6%	1.8%
MainStay VP Conservative Allocation—Service Class	2018	$454,579	29,771	$10.49 to $18.15	(6.7%) to (6.7%)	2.1%
	2017	545,460	32,379	11.24 to 19.45	10.5% to 10.5%	1.8%
	2016	535,344	34,012	10.17 to 17.60	6.1% to 6.1%	2.4%
	2015	554,248	35,983	9.58 to 16.59	(4.2%) to (1.7%)	2.2%
	2014	525,681	32,932	12.59 to 16.87	4.0% to 4.0%	2.4%
MainStay VP Cushing® Renaissance Advantage—Service Class	2018	$17,433	2,333	$7.49 to $7.49	(27.9%) to (27.9%)	0.0%
	2017	25,074	2,419	10.39 to 10.39	7.6% to 7.6%	0.0%
	2016	19,585	2,032	9.65 to 9.65	28.5% to 28.5%	0.2%
	2015	3,824	510	7.51 to 7.51	(24.9%) to (24.9%)	0.9%
MainStay VP Eagle Small Cap Growth—Initial Class	2018	$30,827	1,887	$16.36 to $16.36	(8.9%) to (8.9%)	0.0%
	2017	44,411	2,477	17.96 to 17.96	22.8% to 22.8%	0.0%
	2016	45,274	3,102	14.62 to 14.62	10.0% to 10.0%	0.0%
	2015	49,918	3,763	13.29 to 13.29	(22.0%) to (16.4%)	0.0%
	2014	61,189	4,570	13.41 to 13.41	2.5% to 2.5%	0.0%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Eagle Small Cap Growth—Service Class	2018	$64,817	4,880	$11.81 to $16.09	(9.1%) to (9.1%)	0.0%
	2017	55,879	3,689	12.99 to 17.70	22.5% to 22.5%	0.0%
	2016	38,939	3,021	10.60 to 14.44	9.7% to 9.7%	0.0%
	2015	36,504	3,013	9.66 to 13.16	(0.9%) to (0.9%)	0.0%
	2014	26,081	2,050	11.99 to 13.32	2.3% to 2.3%	0.0%
MainStay VP Emerging Markets Equity—Service Class	2018	$85,773	10,113	$8.38 to $9.36	(20.7%) to (20.7%)	1.1%
	2017	138,295	12,935	10.57 to 11.81	42.8% to 42.8%	1.0%
	2016	100,326	13,515	7.41 to 8.27	6.0% to 6.0%	0.2%
	2015	103,692	14,851	6.99 to 7.80	(3.4%) to (1.2%)	1.0%
	2014	126,298	15,135	8.36 to 8.36	(12.2%) to (12.2%)	0.9%
MainStay VP Epoch U.S. Equity Yield—Service Class	2018	$264,597	13,325	$10.97 to $26.97	(5.5%) to (5.5%)	1.9%
	2017	324,929	14,708	11.60 to 28.53	18.4% to 18.4%	1.1%
	2016	311,699	15,775	9.80 to 24.10	4.6% to 4.6%	0.9%
	2015	322,576	16,064	9.37 to 23.04	(6.3%) to (4.0%)	2.4%
	2014	352,208	16,144	14.71 to 24.00	8.6% to 8.6%	1.2%
MainStay VP Epoch U.S. Small Cap—Service Class	2018	$112,882	6,379	$10.61 to $30.90	(16.3%) to (16.3%)	0.5%
	2017	149,463	6,636	12.67 to 36.91	15.5% to 15.5%	0.3%
	2016	124,909	5,650	10.97 to 31.95	15.9% to 15.9%	0.2%
	2015	112,224	5,245	9.47 to 27.57	(5.3%) to (4.1%)	0.3%
	2014	114,372	4,728	14.78 to 28.75	6.3% to 6.3%	0.1%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2018	$690,925	48,221	$10.60 to $16.02	0.5% to 0.5%	0.9%
	2017	800,803	55,078	10.54 to 15.94	14.4% to 14.4%	3.8%
	2016	730,032	55,398	9.21 to 13.93	11.1% to 11.1%	2.8%
	2015	690,232	56,298	8.29 to 12.53	(17.1%) to (14.6%)	3.8%
	2014	773,435	52,834	14.67 to 14.67	12.4% to 12.4%	1.6%
MainStay VP Floating Rate—Service Class	2018	$409,237	30,978	$10.88 to $15.60	(0.4%) to (0.4%)	4.5%
	2017	381,431	27,809	10.92 to 15.66	3.7% to 3.7%	4.0%
	2016	366,032	26,910	10.53 to 15.09	8.2% to 8.2%	3.7%
	2015	343,079	26,663	9.73 to 13.96	(2.7%) to (0.2%)	3.6%
	2014	344,981	26,511	11.20 to 13.93	0.6% to 0.6%	3.7%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Growth Allocation—Service Class	2018	$754,305	54,280	$10.58 to $21.37	(13.0%) to (13.0%)	1.3%
	2017	862,228	51,642	12.15 to 24.56	22.4% to 22.4%	0.8%
	2016	649,658	43,318	9.93 to 20.07	7.3% to 7.3%	1.4%
	2015	511,833	31,662	9.26 to 18.70	(7.4%) to (3.4%)	1.8%
	2014	373,571	20,200	13.87 to 19.35	4.6% to 4.6%	1.3%
MainStay VP Income Builder—Service Class	2018	$258,167	16,122	$10.82 to $24.47	(5.4%) to (5.4%)	2.5%
	2017	304,784	16,970	11.44 to 25.88	12.2% to 12.2%	3.4%
	2016	252,847	14,323	10.19 to 23.06	9.0% to 9.0%	4.1%
	2015	209,678	11,846	9.35 to 21.15	(6.5%) to (3.7%)	4.6%
	2014	182,677	9,429	14.07 to 21.97	7.8% to 7.8%	5.5%
MainStay VP Indexed Bond—Service Class	2018	$27,109	2,703	$10.04 to $10.04	(0.9%) to (0.9%)	3.8%
	2017	2,774	274	10.13 to 10.13	1.3% to 1.3%	1.8%
MainStay VP IQ Hedge Multi-Strategy—Service Class	2018	$321,009	38,680	$8.30 to $8.30	(1.7%) to (1.7%)	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2018	$22,478	1,304	$17.26 to $17.26	0.4% to 0.4%	1.8%
	2017	27,282	1,590	17.19 to 17.19	18.3% to 18.3%	1.8%
	2016	27,007	1,863	14.53 to 14.53	4.7% to 4.7%	1.9%
	2015	29,567	2,135	13.87 to 13.87	0.7% to 0.7%	1.8%
	2014	32,921	2,394	13.78 to 13.78	8.7% to 8.7%	1.4%
MainStay VP Janus Henderson Balanced—Service Class	2018	$535,180	35,432	$12.10 to $16.97	0.2% to 0.2%	1.6%
	2017	519,437	33,341	12.08 to 16.94	18.1% to 18.1%	1.6%
	2016	433,634	31,720	10.23 to 14.35	4.4% to 4.4%	1.7%
	2015	394,844	29,167	9.80 to 13.74	(2.0%) to 0.5%	1.7%
	2014	367,183	26,896	13.68 to 13.68	8.4% to 8.4%	1.3%
MainStay VP Large Cap Growth—Service Class	2018	$472,122	22,986	$13.60 to $32.43	3.3% to 3.3%	0.0%
	2017	429,048	19,660	13.17 to 31.39	32.1% to 32.1%	0.0%
	2016	317,945	17,091	9.97 to 23.77	(2.5%) to (2.5%)	0.0%
	2015	302,134	13,761	10.23 to 24.38	2.3% to 5.9%	0.0%
	2014	244,020	10,913	15.22 to 23.02	10.4% to 10.4%	0.0%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay Common Stock—Service Class	2018	$177,354	10,620	$12.25 to $32.28	(6.1%) to (6.1%)	1.4%
	2017	200,892	10,647	13.04 to 34.37	22.5% to 22.5%	1.3%
	2016	134,894	7,340	10.64 to 28.05	8.8% to 8.8%	1.4%
	2015	93,080	4,421	9.78 to 25.77	(2.2%) to 0.6%	1.2%
	2014	77,165	3,295	16.67 to 25.62	14.2% to 14.2%	1.1%
MainStay VP MacKay Convertible—Service Class	2018	$409,515	24,313	$11.48 to $28.88	(2.5%) to (2.5%)	1.4%
	2017	379,925	20,173	11.78 to 29.62	11.7% to 11.7%	1.5%
	2016	312,151	16,538	10.55 to 26.52	11.8% to 11.8%	3.7%
	2015	288,324	15,769	9.43 to 23.72	(5.7%) to (1.6%)	2.4%
	2014	265,589	13,404	12.88 to 24.10	7.7% to 7.7%	2.8%
MainStay VP MacKay Government—Service Class	2018	$108,448	9,146	$10.18 to $15.61	(0.3%) to (0.3%)	2.4%
	2017	100,377	8,049	10.21 to 15.66	1.9% to 1.9%	2.3%
	2016	118,760	9,545	10.02 to 15.38	0.8% to 0.8%	2.3%
	2015	110,105	8,687	9.94 to 15.25	(0.6%) to (0.3%)	2.7%
	2014	107,595	8,404	11.00 to 15.21	4.4% to 4.4%	2.8%
MainStay VP MacKay Growth—Service Class	2018	$27,621	1,397	$12.22 to $25.71	(4.5%) to (4.5%)	0.4%
	2017	36,266	1,750	12.80 to 26.92	30.1% to 30.1%	0.0%
	2016	31,015	1,781	9.84 to 20.69	0.1% to 0.1%	0.0%
	2015	32,466	1,729	9.82 to 20.66	(1.8%) to 2.3%	0.0%
	2014	29,358	1,520	14.10 to 20.19	8.5% to 8.5%	0.4%
MainStay VP MacKay High Yield Corporate Bond—Service Class	2018	$1,634,725	103,304	$11.47 to $26.48	(1.7%) to (1.7%)	5.8%
	2017	1,775,592	105,301	11.67 to 26.94	6.6% to 6.6%	5.9%
	2016	1,565,506	92,116	10.95 to 25.27	15.9% to 15.9%	5.7%
	2015	1,324,582	83,852	9.44 to 21.80	(5.6%) to (1.8%)	5.9%
	2014	1,315,905	78,186	12.40 to 22.20	1.5% to 1.5%	5.8%
MainStay VP MacKay International Equity—Service Class	2018	$176,057	11,985	$10.88 to $23.74	(11.8%) to (11.8%)	0.9%
	2017	200,235	11,309	12.33 to 26.91	32.3% to 32.3%	0.3%
	2016	158,669	11,165	9.32 to 20.34	(5.2%) to (5.2%)	0.5%
	2015	180,868	11,645	9.83 to 21.45	(1.7%) to 5.9%	0.7%
	2014	179,056	11,906	10.43 to 20.25	(2.9%) to (2.9%)	0.5%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay Mid Cap Core—Service Class	2018	$257,011	13,705	$10.79 to $35.93	(12.2%) to (12.2%)	0.7%
	2017	299,572	12,146	12.29 to 40.92	18.8% to 18.8%	0.8%
	2016	262,084	10,998	10.34 to 34.43	10.9% to 10.9%	0.6%
	2015	244,875	10,070	9.32 to 31.05	(6.8%) to (3.9%)	0.3%
	2014	256,343	9,272	16.52 to 32.31	14.1% to 14.1%	0.3%
MainStay VP MacKay S&P 500 Index—Service Class	2018	$655,032	38,244	$12.60 to $31.59	(4.8%) to (4.8%)	1.3%
	2017	612,938	30,992	13.23 to 33.17	21.2% to 21.2%	1.3%
	2016	383,940	20,172	10.92 to 27.37	11.3% to 11.3%	1.5%
	2015	266,287	13,043	9.80 to 24.58	(2.0%) to 0.8%	1.3%
	2014	207,494	9,126	16.03 to 24.37	13.1% to 13.1%	1.3%
MainStay VP MacKay Small Cap Core—Service Class	2018	$94,783	8,298	$11.45 to $11.45	(15.3%) to (15.3%)	0.0%
	2017	120,869	8,957	13.52 to 13.52	13.6% to 13.6%	0.0%
	2016	116,893	9,833	11.89 to 11.89	18.9% to 18.9%	0.1%
MainStay VP MacKay Unconstrained Bond—Service Class	2018	$784,637	68,026	$10.55 to $12.71	(1.5%) to (1.5%)	3.1%
	2017	825,436	69,580	10.71 to 12.90	4.5% to 4.5%	2.9%
	2016	676,397	58,072	10.24 to 12.34	7.2% to 7.2%	3.3%
	2015	545,419	48,420	9.55 to 11.51	(4.5%) to (2.7%)	3.3%
	2014	395,967	33,552	11.82 to 11.82	1.7% to 1.7%	3.8%
MainStay VP Mellon Natural Resources—Initial Class	2018	$128,464	22,746	$5.57 to $6.17	(28.6%) to (28.6%)	0.0%
	2017	203,248	25,788	7.81 to 8.65	(0.7%) to (0.7%)	0.0%
	2016	216,898	27,467	7.86 to 8.71	43.3% to 43.3%	0.6%
	2015	163,930	29,914	5.48 to 6.07	(39.3%) to (33.0%)	0.4%
	2014	221,856	27,179	8.18 to 8.18	(18.8%) to (18.8%)	0.4%
MainStay VP Moderate Allocation—Service Class	2018	$742,048	47,962	$10.57 to $18.87	(8.6%) to (8.6%)	2.0%
	2017	860,530	48,639	11.57 to 20.66	14.7% to 14.7%	1.5%
	2016	769,783	47,377	10.09 to 18.01	6.1% to 6.1%	2.0%
	2015	724,299	44,704	9.51 to 16.97	(4.9%) to (1.9%)	2.2%
	2014	709,293	41,672	13.10 to 17.29	4.4% to 4.4%	2.0%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Moderate Growth Allocation—Service Class	2018	$1,432,500	85,660	$10.60 to $20.93	(11.0%) to (11.0%)	1.7%
	2017	1,746,224	89,197	11.90 to 23.50	18.3% to 18.3%	1.2%
	2016	1,523,116	86,992	10.06 to 19.86	7.3% to 7.3%	1.9%
	2015	1,404,757	80,283	9.37 to 18.51	(6.3%) to (2.6%)	2.2%
	2014	1,371,126	73,947	13.57 to 19.01	4.3% to 4.3%	1.7%
MainStay VP PIMCO Real Return—Service Class	2018	$212,786	21,204	$10.05 to $10.06	(2.8%) to (2.8%)	1.4%
	2017	213,196	20,653	10.34 to 10.35	3.2% to 3.2%	1.5%
	2016	204,454	20,442	10.02 to 10.03	5.0% to 5.0%	1.4%
	2015	202,293	21,249	9.54 to 9.55	(4.5%) to (2.6%)	4.0%
	2014	230,891	23,617	9.80 to 9.80	2.3% to 2.3%	0.6%
MainStay VP T. Rowe Price Equity Income—Service Class	2018	$160,142	10,446	$11.40 to $17.37	(9.6%) to (9.6%)	1.7%
	2017	214,042	12,492	12.61 to 19.22	15.9% to 15.9%	1.9%
	2016	184,151	11,836	10.88 to 16.58	18.5% to 18.5%	1.7%
	2015	154,092	11,234	9.18 to 13.99	(8.2%) to (7.0%)	1.5%
	2014	165,251	11,006	15.04 to 15.04	7.5% to 7.5%	1.3%
MainStay VP U.S. Government Money Market—Initial Class	2018	$269,632	56,020	$1.02 to $10.19	1.4% to 1.4%	1.4%
	2017	221,555	60,769	1.00 to 10.05	0.4% to 0.4%	0.4%
	2016	332,928	88,779	1.00 to 10.01	0.0% to 0.0%	0.0%
	2015	289,961	88,281	1.00 to 10.01	0.0% to 0.0%	0.0%
	2014	219,977	82,667	1.00 to 10.01	0.0% to 0.0%	0.0%
American Funds IS Asset Allocation Fund—Class 4	2018	$36,150	3,775	$9.58 to $9.58	(4.2%) to (4.2%)	2.0%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2018	$57,902	5,995	$9.67 to $9.67	(8.9%) to (8.9%)	3.3%
	2017	1,866	176	10.61 to 10.61	6.1% to 6.1%	1.3%
American Funds IS Global Small Capitalization Fund—Class 4	2018	$25,564	2,416	$10.60 to $10.60	(10.8%) to (10.8%)	0.0%
	2017	20,624	1,738	11.88 to 11.88	25.6% to 25.6%	0.4%
	2016	8,203	869	9.46 to 9.46	1.8% to 1.8%	0.1%
	2015	4,097	442	9.29 to 9.29	(7.1%) to (7.1%)	0.0%
American Funds IS Growth Fund—Class 4	2018	$33,800	3,324	$10.18 to $10.18	(0.5%) to (0.5%)	0.4%
	2017	1,572	154	10.23 to 10.23	2.3% to 2.3%	0.2%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS New World Fund®—Class 4	2018	$159,079	15,123	$10.39 to $10.61	(14.2%) to (14.2%)	0.8%
	2017	136,696	11,167	12.12 to 12.38	29.1% to 29.1%	0.9%
	2016	83,475	8,827	9.39 to 9.59	5.0% to 5.0%	0.7%
	2015	55,274	6,169	8.94 to 9.13	(8.7%) to (3.4%)	0.6%
	2014	17,281	1,869	9.25 to 9.25	(7.5%) to (7.5%)	1.8%
BlackRock® Global Allocation V.I. Fund—Class III	2018	$449,289	37,637	$10.29 to $12.49	(7.6%) to (7.6%)	0.8%
	2017	518,520	39,667	11.14 to 13.52	13.7% to 13.7%	1.3%
	2016	463,732	39,706	9.79 to 11.89	3.8% to 3.8%	1.2%
	2015	465,900	40,936	9.43 to 11.45	(5.7%) to (1.0%)	1.0%
	2014	488,906	42,353	11.57 to 11.57	1.9% to 1.9%	2.3%
BlackRock® High Yield V.I. Fund—Class III	2018	$144,909	13,161	$10.92 to $11.20	(2.9%) to (2.9%)	5.2%
	2017	127,372	11,208	11.24 to 11.53	7.1% to 7.1%	4.9%
	2016	91,083	8,550	10.50 to 10.77	12.8% to 12.8%	5.1%
	2015	57,611	6,073	9.30 to 9.54	(7.0%) to (3.8%)	4.7%
	2014	21,890	2,207	9.92 to 9.92	(0.8%) to (0.8%)	3.0%
ClearBridge Variable Appreciation Portfolio—Class II	2018	$15,778	1,442	$10.95 to $10.95	(2.0%) to (2.0%)	2.5%
	2017	1,551	139	11.18 to 11.18	11.8% to 11.8%	1.5%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2018	$7,975	1,070	$7.47 to $7.47	(14.2%) to (14.2%)	0.0%
	2017	8,371	964	8.70 to 8.70	1.7% to 1.7%	6.1%
	2016	5,186	607	8.55 to 8.55	12.4% to 12.4%	0.0%
	2015	906	119	7.61 to 7.61	(23.9%) to (23.9%)	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2018	$79,955	7,336	$10.92 to $10.92	(7.4%) to (7.4%)	4.3%
	2017	55,553	4,720	11.79 to 11.79	11.7% to 11.7%	4.4%
	2016	19,090	1,811	10.55 to 10.55	11.1% to 11.1%	2.1%
	2015	2,580	272	9.50 to 9.50	(5.0%) to (5.0%)	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2018	$85,059	4,946	$11.41 to $23.93	(18.2%) to (18.2%)	0.2%
	2017	106,310	4,711	13.95 to 29.24	14.0% to 14.0%	0.3%
	2016	94,632	4,304	12.24 to 25.66	32.7% to 32.7%	0.4%
	2015	69,296	3,857	9.22 to 19.33	(7.8%) to (6.3%)	0.6%
	2014	77,951	3,931	13.54 to 20.63	3.1% to 3.1%	0.5%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Delaware VIP® Small Cap Value Series—Service Class	2018	$6,251	724	$8.65 to $8.65	(16.9%) to (16.9%)	0.3%
	2017	487	47	10.41 to 10.41	4.1% to 4.1%	0.0%
Dreyfus IP Technology Growth Portfolio—Service Shares	2018	$258,518	11,723	$14.79 to $38.46	(1.3%) to (1.3%)	0.0%
	2017	229,939	9,235	14.98 to 38.95	42.4% to 42.4%	0.0%
	2016	136,725	6,796	10.52 to 27.36	4.4% to 4.4%	0.0%
	2015	121,673	5,472	10.08 to 26.22	0.8% to 5.9%	0.0%
	2014	97,207	4,247	14.05 to 24.75	6.6% to 6.6%	0.0%
DWS Alternative Asset Allocation VIP—Class B	2018	$111,469	11,357	$9.83 to $9.83	(9.3%) to (9.3%)	1.5%
	2017	57,762	5,335	10.84 to 10.84	7.0% to 7.0%	1.6%
	2016	17,174	1,696	10.13 to 10.13	1.3% to 1.3%	0.0%
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2018	$930,362	53,962	$11.82 to $35.79	(6.6%) to (6.6%)	0.4%
	2017	1,012,435	51,118	12.66 to 38.34	21.6% to 21.6%	0.8%
	2016	794,791	43,163	10.42 to 31.53	7.7% to 7.7%	0.7%
	2015	677,631	32,852	9.67 to 29.27	(3.3%) to 0.4%	0.9%
	2014	536,017	22,783	15.09 to 29.15	11.7% to 11.7%	0.9%
Fidelity ® VIP Emerging Markets Portfolio—Service Class 2	2018	$7,050	848	$8.32 to $8.32	(16.8%) to (16.8%)	1.1%
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2	2018	127,555	7,730	$11.29 to $25.10	(8.5%) to (8.5%)	2.2%
	2017	125,786	6,114	12.34 to 27.44	12.6% to 12.6%	1.5%
	2016	113,564	5,484	10.95 to 24.36	17.7% to 17.7%	2.2%
	2015	94,752	4,866	9.31 to 20.70	(6.9%) to (4.2%)	3.0%
	2014	103,993	4,954	14.90 to 21.61	8.5% to 8.5%	2.7%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2018	$137,053	8,501	$15.11 to $18.05	12.2% to 12.2%	0.1%
	2017	86,406	5,955	13.47 to 16.09	34.2% to 34.2%	0.1%
	2016	45,135	4,081	10.04 to 11.99	0.1% to 0.1%	0.0%
	2015	38,772	3,358	10.03 to 11.98	0.3% to 5.3%	0.0%
	2014	4,198	369	11.37 to 11.37	13.7% to 13.7%	0.0%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2018	$207,798	11,174	$10.80 to $39.92	(14.8%) to (14.8%)	0.4%
	2017	259,924	10,755	12.67 to 46.84	20.5% to 20.5%	0.5%
	2016	220,087	9,609	10.51 to 38.86	11.9% to 11.9%	0.3%
	2015	208,331	9,226	9.39 to 34.72	(6.1%) to (1.6%)	0.3%
	2014	224,564	9,177	13.73 to 35.30	6.0% to 6.0%	0.0%
Invesco V.I. American Value Fund—Series II Shares	2018	$35,969	3,140	$9.62 to $13.00	(12.9%) to (12.9%)	0.2%
	2017	42,491	3,144	11.04 to 14.92	9.7% to 9.7%	0.6%
	2016	40,935	3,211	10.07 to 13.60	15.2% to 15.2%	0.1%
	2015	36,302	3,182	8.74 to 11.81	(12.6%) to (9.4%)	0.0%
	2014	26,212	2,015	13.03 to 13.03	9.5% to 9.5%	0.2%
Invesco V.I. International Growth Fund—Series II Shares	2018	$162,590	17,151	$9.33 to $9.83	(15.2%) to (15.2%)	1.9%
	2017	166,877	14,863	11.00 to 11.59	22.7% to 22.7%	1.3%
	2016	109,870	11,922	8.96 to 9.45	(0.7%) to (0.7%)	1.3%
	2015	70,518	7,503	9.03 to 9.51	(9.7%) to (2.6%)	1.6%
	2014	21,642	2,217	9.77 to 9.77	(2.3%) to (2.3%)	1.5%
Janus Henderson Enterprise Portfolio—Service Shares	2018	$29,172	2,877	$10.15 to $10.15	(0.7%) to (0.7%)	0.1%
	2017	1,655	162	10.22 to 10.22	2.2% to 2.2%	0.0%
Janus Henderson Global Research Portfolio—Service Shares	2018	$67,307	3,954	$10.88 to $22.09	(7.1%) to (7.1%)	1.0%
	2017	76,217	3,891	11.70 to 23.77	26.7% to 26.7%	0.7%
	2016	63,097	3,811	9.24 to 18.77	1.8% to 1.8%	1.0%
	2015	69,863	4,116	9.07 to 18.43	(9.3%) to (2.5%)	0.5%
	2014	68,352	3,793	13.19 to 18.91	7.2% to 7.2%	1.0%
MFS® International Value Portfolio—Service Class	2018	$39,335	3,810	$10.34 to $10.34	(9.7%) to (9.7%)	1.0%
	2017	10,061	879	11.45 to 11.45	14.5% to 14.5%	1.1%
MFS® Investors Trust Series—Service Class	2018	$183,162	12,550	$12.26 to $31.10	(5.7%) to (5.7%)	0.5%
	2017	159,020	9,660	13.00 to 32.99	23.0% to 23.0%	0.6%
	2016	96,013	6,359	10.57 to 26.81	8.3% to 8.3%	0.6%
	2015	59,761	3,456	9.76 to 24.75	(2.4%) to 0.0%	0.8%
	2014	26,785	1,275	15.63 to 24.77	10.7% to 10.7%	0.8%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Research Series—Service Class	2018	$68,578	4,195	$12.41 to $33.99	(4.6%) to (4.6%)	0.005
	2017	47,378	2,296	13.01 to 35.64	23.1% to 23.1%	0.011
	2016	33,621	1,783	10.57 to 28.96	8.5% to 8.5%	0.6%
	2015	26,462	1,287	9.75 to 26.69	(2.5%) to 0.5%	0.5%
	2014	23,769	1,053	15.66 to 26.55	9.9% to 9.9%	0.6%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2018	$78,867	7,035	$10.32 to $12.05	(8.0%) to (8.0%)	2.5%
	2017	103,328	8,379	11.21 to 13.09	2.9% to 2.9%	1.3%
	2016	106,014	8,666	10.90 to 12.73	6.5% to 6.5%	1.0%
	2015	79,771	6,776	10.23 to 11.94	1.9% to 2.3%	1.2%
	2014	61,283	5,236	11.72 to 11.72	29.4% to 29.4%	1.2%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2018	$222,625	13,680	$11.44 to $35.07	(6.6%) to (6.6%)	0.0%
	2017	228,423	12,257	12.24 to 37.53	24.6% to 24.6%	0.0%
	2016	172,437	10,130	9.83 to 30.13	4.2% to 4.2%	0.0%
	2015	151,571	7,497	9.43 to 28.92	(5.7%) to 1.0%	0.0%
	2014	94,904	4,003	14.45 to 28.64	7.3% to 7.3%	0.0%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2018	$354,997	31,226	$11.03 to $11.99	2.0% to 2.0%	1.2%
	2017	344,628	30,771	10.81 to 11.75	2.7% to 2.7%	5.1%
	2016	269,943	24,484	10.53 to 11.45	6.4% to 6.4%	1.4%
	2015	170,028	16,094	9.90 to 10.76	(1.0%) to 0.2%	3.9%
	2014	48,709	4,537	10.74 to 10.74	7.4% to 7.4%	1.0%
PIMCO VIT Low Duration Portfolio—Advisor Class	2018	$73,081	7,171	$10.21 to $10.21	0.2% to 0.2%	1.8%
	2017	57,126	5,618	10.19 to 10.19	1.2% to 1.2%	1.2%
	2016	20,978	2,087	10.06 to 10.06	0.6% to 0.6%	0.8%
PIMCO VIT Total Return Portfolio—Advisor Class	2018	$363,802	34,015	$10.58 to $10.97	(0.6%) to (0.6%)	2.4%
	2017	321,735	29,807	10.65 to 11.04	4.8% to 4.8%	1.9%
	2016	242,298	23,425	10.16 to 10.53	2.6% to 2.6%	1.9%
	2015	145,188	14,277	9.90 to 10.26	(1.0%) to 0.4%	6.0%
	2014	40,624	3,974	10.23 to 10.23	2.3% to 2.3%	2.2%

NYLIAC Variable Annuity Separate Account-IV

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Victory VIF Diversified Stock Fund—Class A Shares	2018	$13,496	712	$11.05 to $23.75	(13.3%) to (13.3%)	0.4%
	2017	18,812	842	12.74 to 27.40	26.5% to 26.5%	0.7%
	2016	16,003	876	10.07 to 21.67	3.9% to 3.9%	1.0%
	2015	17,233	924	9.70 to 20.85	(3.1%) to (3.0%)	0.6%
	2014	19,584	964	15.06 to 21.53	10.2% to 10.2%	0.9%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 1.20% to 1.90%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
______________

1
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-IV

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-IV indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions in the NYLIAC Variable Annuity Separate Account-IV as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Absolute Return Multi-Strategy Portfolio-Service Class (1)	MainStay VP MacKay High Yield Corporate Bond-Service Class (1)	Delaware VIP® Small Cap Value Series-Service Class (5)
MainStay VP Balanced-Service Class (1)	MainStay VP MacKay International Equity-Service Class (1)	Dreyfus IP Technology Growth Portfolio-Service Shares (1)
MainStay VP Bond-Service Class (1)	MainStay VP MacKay Mid Cap Core-Service Class (1)	DWS Alternative Asset Allocation VIP-Class B (1)
MainStay VP Conservative Allocation-Service Class (1)	MainStay VP MacKay S&P 500 Index-Service Class (1)	Fidelity® VIP ContrafundSM Portfolio-Service Class 2 (1)
MainStay VP Cushing® Renaissance Advantage-Service Class (1)	MainStay VP MacKay Small Cap Core-Service Class (1)	Fidelity® VIP Emerging Markets Portfolio-Service Class 2 (2)
MainStay VP Eagle Small Cap Growth-Initial Class (1)	MainStay VP MacKay Unconstrained Bond-Service Class (1)	Fidelity® VIP Equity-IncomeSM Portfolio-Service Class 2 (1)
MainStay VP Eagle Small Cap Growth-Service Class (1)	MainStay VP Mellon Natural Resources-Initial Class (1)	Fidelity® VIP Growth Opportunities Portfolio-Service Class 2 (1)
MainStay VP Emerging Markets Equity-Service Class (1)	MainStay VP Moderate Allocation-Service Class (1)	Fidelity® VIP Mid Cap Portfolio-Service Class 2 (1)
MainStay VP Epoch U.S. Equity Yield-Service Class (1)	MainStay VP Moderate Growth Allocation-Service Class (1)	Invesco V.I. American Value Fund-Series II Shares (1)
MainStay VP Epoch U.S. Small Cap-Service Class (1)	MainStay VP PIMCO Real Return-Service Class (1)	Invesco V.I. International Growth Fund-Series II Shares (1)
MainStay VP Fidelity Institutional AM® Utilities-Service Class (1)	MainStay VP T. Rowe Price Equity Income-Service Class (1)	Janus Henderson Enterprise Portfolio-Service Shares (5)
MainStay VP Floating Rate-Service Class (1)	MainStay VP U.S. Government Money Market-Initial Class (1)	Janus Henderson Global Research Portfolio-Service Shares (1)
MainStay VP Growth Allocation-Service Class (1)	American Funds IS Asset Allocation Fund-Class 4 (2)	MFS® International Value Portfolio-Service Class (4)
MainStay VP Income Builder-Service Class (1)	American Funds IS Blue Chip Income and Growth Fund-Class 4 (5)	MFS® Investors Trust Series-Service Class (1)
MainStay VP Indexed Bond-Service Class (4)	American Funds IS Global Small Capitalization Fund-Class 4 (1)	MFS® Research Series-Service Class (1)
MainStay VP IQ Hedge Multi-Strategy-Service Class (3)	American Funds IS Growth Fund-Class 4 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio-Class II (1)
MainStay VP Janus Henderson Balanced-Initial Class (1)	American Funds IS New World Fund®-Class 4 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio-Class S (1)
MainStay VP Janus Henderson Balanced-Service Class (1)	BlackRock® Global Allocation V.I. Fund-Class III (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)-Advisor Class (1)
MainStay VP Large Cap Growth-Service Class (1)	BlackRock® High Yield V.I. Fund-Class III (1)	PIMCO VIT Low Duration Portfolio-Advisor Class (1)
MainStay VP MacKay Common Stock-Service Class (1)	ClearBridge Variable Appreciation Portfolio-Class II (4)	PIMCO VIT Total Return Portfolio-Advisor Class (1)
MainStay VP MacKay Convertible-Service Class (1)	Columbia Variable Portfolio-Commodity Strategy Fund-Class 2 (1)	Victory VIF Diversified Stock Fund-Class A Shares (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay Government-Service Class (1)	Columbia Variable Portfolio-Emerging Markets Bond Fund-Class 2 (1)
MainStay VP MacKay Growth-Service Class (1)	Columbia Variable Portfolio-Small Cap Value Fund- Class 2 (1)

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017
(2) Statement of operations and statement of changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018
(3) Statement of operations and statement of changes in net assets for the period November 30, 2018 (commencement of operations) through December 31, 2018
(4) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017

(5) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period November 13, 2017 (commencement of operations) through December 31, 2017

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions in the NYLIAC Variable Annuity Separate Account-IV based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions in the NYLIAC Variable Annuity Separate Account-IV in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 21, 2019

We have served as the auditor of one or more of the investment divisions in NYLIAC Variable Annuity Separate Account-IV since 2003.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
(STATUTORY BASIS)

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedules of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

March 13, 2019

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2017
	(in millions)
Assets
Bonds	$84,920	$82,299
Common and preferred stocks	1,327	1,406
Mortgage loans	14,210	13,657
Policy loans	894	867
Limited partnerships and other invested assets	1,320	1,271
Cash, cash equivalents and short-term investments	1,891	2,211
Other investments	479	326
Total cash and invested assets	105,041	102,037
Investment income due and accrued	712	692
Interest in annuity contracts	8,673	8,229
Other assets	566	607
Separate accounts assets	38,466	41,286
Total assets	$153,458	$152,851
Liabilities, capital and surplus
Liabilities:
Policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Separate accounts transfers due and accrued	(916)	(993)
Obligations under structured settlement agreements	8,673	8,229
Amounts payable under security lending agreements	676	675
Other liabilities	973	1,426
Funds held under coinsurance - affiliated	—	4,015
Interest maintenance reserve	106	154
Asset valuation reserve	1,213	1,189
Separate accounts liabilities	38,464	41,285
Total liabilities	144,872	143,664
Capital and Surplus:
Capital stock - par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	3,928	3,928
Unassigned surplus	4,633	5,234
Total capital and surplus	8,586	9,187

Total liabilities, capital and surplus	$153,458	$152,851

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Income
Premiums	$12,301	$13,392	$12,770
Net investment income	4,075	3,934	3,795
Other income	920	900	862
Total income	17,296	18,226	17,427
Benefits and expenses
Benefit payments:
Death benefits	676	463	394
Annuity benefits	3,003	2,799	2,555
Surrender benefits	8,044	6,266	5,805
Other benefit payments	80	60	44
Total benefit payments	11,803	9,588	8,798
Additions to policy reserves	7,626	5,855	5,564
Net transfers to (from) separate accounts	(210)	240	297
Adjustment in funds withheld	(3,886)	189	179
Operating expenses	1,474	1,487	1,420
Total benefits and expenses	16,807	17,359	16,258
Gain from operations before federal and foreign income taxes	489	867	1,169
Federal and foreign income taxes	214	249	279
Net gain from operations	275	618	890
Net realized capital gains (losses), after taxes and transfers to interest maintenance reserve	(8)	34	(112)
Net income	$267	$652	$778

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Capital and surplus, beginning of year	$9,187	$8,725	$8,146
Net income	267	652	778
Change in net unrealized capital gains on investments	(73)	100	32
Change in nonadmitted assets	(160)	408	(91)
Change in reserve valuation basis	—	—	(72)
Change in asset valuation reserve	(24)	(137)	(121)
Change in net deferred income tax	153	(282)	54
Dividends to stockholder	(600)	(275)	—
Prior period correction	(169)	—	—
Other adjustments, net	5	(4)	(1)
Capital and surplus, end of year	$8,586	$9,187	$8,725

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Cash flows from operating activities:
Premiums received	$12,279	$13,378	$12,765
Net investment income received	3,783	3,585	3,518
Other	910	899	851
Total received	16,972	17,862	17,134
Benefits and other payments	11,644	9,478	8,783
Net transfers to separate accounts	(293)	302	336
Operating expenses	1,396	1,590	1,379
Federal income taxes	269	288	254
Total paid	13,016	11,658	10,752
Net cash from operating activities	3,956	6,204	6,382
Cash flows from investing activities:
Proceeds from investments sold	2,888	5,287	4,257
Proceeds from investments matured or repaid	10,107	10,985	10,048
Cost of investments acquired	(16,388)	(21,925)	(20,896)
Net change in policy loans	(29)	—	5
Net cash from investing activities	(3,422)	(5,653)	(6,586)
Cash flows from financing and miscellaneous activities:
Dividends to stockholder	(600)	(275)	—
Other miscellaneous uses	(254)	12	(164)
Net cash from financing and miscellaneous activities	(854)	(263)	(164)
Net increase (decrease) in cash, cash equivalents and short-term investments	(320)	288	(368)
Cash, cash equivalents and short-term investments, beginning of year	2,211	1,923	2,291
Cash, cash equivalents and short-term investments, end of year	$1,891	$2,211	$1,923

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Supplemental disclosures of cash flow information:
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Exchange/conversion of bonds to bonds	$563	$336	$418
Capitalized interest on bonds	$136	$136	$143
Depreciation/amortization on fixed assets	$73	$73	$71
Merger/exchange/spinoff of equity investment to equity investment	$19	$26	$13
Transfer of bond investment to other invested assets	$17	$26	$—
Capitalized interest on mortgage loans	$2	$24	$5
Exchange of bonds to stocks	$2	$12	$88
Transfer of mortgage loans to other invested assets	$—	$23	$—
Transfer of other invested assets to stocks	$—	$—	$51
Bond to be announced commitments - purchased/sold	$—	$94	$903
Other	$14	$28	$27

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)
NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2018, 2017 and 2016
NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

The Company determined that it understated reserves dating back to 2014 for a fixed deferred annuity product with guaranteed income benefits. Management evaluated the adjustment and concluded that while the Company's reserves in prior periods were understated, this item was not material to any previously reported annual financial statements. As a result, the Company recorded a prior period correction to reduce surplus by $169 million in 2018, reflecting the cumulative impact for the years 2017 and prior.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds other than loan-backed and structured securities are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for bonds.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

SVO-Identified bond Exchange Traded Funds ("ETFs") are stated at fair value and reported as bonds. Refer to Note 9 - Fair Value Measurements, for discussion on the valuation approach and methods for bonds.

Loan-backed and structured securities, which are included in bonds, are valued at amortized cost using the interest method including current assumptions of projected cash flows. Loan-backed and structured securities in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investments’ amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Real Estate

Real estate includes properties that are directly-owned real estate properties and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income are stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell, which may result in an OTTI recognized as a realized loss in net income. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Limited Partnerships and Limited Liability Companies

Limited partnerships and limited liability companies which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received sufficiently timely for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The new cost basis of an impaired limited partnership is not adjusted for subsequent increases in the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in limited partnerships and other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting IMR are transferred to the IMR, net of taxes.

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities, and net realized capital gains and losses for hedges of net investments in foreign operations. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities and net realized capital gains and losses for hedges of foreign net investments and credit default swaps. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Asset Valuation Reserve

The asset valuation reserve ("AVR") is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities, for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred tax asset related to unrealized gains, which is included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").

On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. There were no significant accounting changes in 2018 or 2017.

In 2017, the NAIC adopted revisions to Statement of Statutory Accounting Practice ("SSAP") 37 “Mortgage Loans.” The revisions clarify the types of mortgage loan transactions that qualify for accounting and reporting under SSAP 37 in instances where the reporting entity is not the only lender in a mortgage loan transaction. The revisions also incorporate additional disclosures. The adoption of these revisions did not have an impact on the Company’s statement of financial positions or results of operations. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

In 2016, the NAIC adopted revisions to SSAP 103 “Transfers and Servicing of Financial Assets.” The revisions incorporate new required disclosures for repurchase and reverse repurchase transactions with an effective date of December 31, 2017. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)

Future Adoption of New Accounting Pronouncement
In 2016, the NAIC announced that enough states had passed the new standard valuation law to make the Principle Based Reserving ("PBR") valuation manual operative for individual life products. Under PBR, companies will hold reserves at the higher of the three basis; a) the formulaic reserve using prescribed factors or b) the reserve computed under a single economic scenario using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions or c) the reserve based on a wide range of future economic conditions using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions. Products passing certain specified exclusion tests may be exempt from the calculation of reserves under b) and/or c) above. Insurers are allowed to voluntarily adopt the new standard on a prospective basis to insurance policies issued on or after January 1, 2017. The new standard is mandatory for policies issued on or after January 1, 2020. The Company is assessing the impact of this guidance on its financial statements.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds at December 31, 2018 and 2017, by maturity, were as follows (in millions):

	2018		2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,523	$4,540	$3,759	$3,804
Due after one year through five years	24,938	24,904	23,810	24,349
Due after five years through ten years(1)	31,247	30,718	30,750	31,508
Due after ten years	24,212	24,376	23,980	25,610
Total	$84,920	$84,538	$82,299	$85,271
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $8 million and $15 million at December 31, 2018 and 2017, respectively, and cash equivalents with a carrying value of $2,056 million and $2,280 million at December 31, 2018 and 2017, respectively are due in one year or less. Carrying value approximates fair value for these investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

At December 31, 2018 and 2017, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2018
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,731	$194	$135	$5,790
All other governments	314	22	2	334
U.S. special revenue and special assessment	15,451	585	280	15,756
Industrial and miscellaneous unaffiliated	61,515	787	1,554	60,748
Parent, subsidiaries, and affiliates	1,909	1	—	1,910
Total	$84,920	$1,589	$1,971	$84,538

	2017
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,161	$280	$84	$6,357
All other governments	298	29	1	326
U.S. special revenue and special assessment	14,664	843	128	15,379
Industrial and miscellaneous unaffiliated	59,301	2,194	276	61,219
Parent, subsidiaries, and affiliates	1,875	115	—	1,990
Total	$82,299	$3,461	$489	$85,271

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018		2017		2016
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,315	$(142)	$1,393	$117	$1,079	$46
Preferred stocks	12	—	13	—	11	—
Total	$1,327	$(142)	$1,406	$117	$1,090	$46
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2018 were 8.4% and 3.4% and funded during 2017 were 10.6% and 2.6%, respectively. The maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 52.7% and 52.4% at December 31, 2018 and 2017, respectively). The maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80% (average percentage was 49.3% and 43.4% at December 31, 2018 and 2017, respectively). The Company has no significant credit risk exposure to any one individual borrower.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,088 million and $13,520 million at December 31, 2018 and 2017, respectively. These loans were originated or acquired by New York Life. For residential mortgages, the carrying value of participations with New York Life are $2 million and $5 million at December 31, 2018 and 2017 respectively. Refer to Note 11- Related Party Transactions for more details.

At December 31, 2018 and 2017, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,597	32.4%	$4,049	29.6%
Office buildings	4,150	29.2	3,995	29.3
Retail facilities	3,364	23.7	3,615	26.5
Industrial	1,866	13.1	1,718	12.6
Hotels	202	1.4	216	1.6
Residential	24	0.2	35	0.3
Other	6	—	30	0.2
Total	$14,210	100.0%	$13,657	100.0%

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
South Atlantic	$3,562	25.1%	$3,396	24.9%
Central	3,520	24.8	3,338	24.4
Middle Atlantic	3,030	21.3	2,852	20.9
Pacific	2,916	20.5	2,830	20.7
New England	1,183	8.3	1,155	8.5
Other	—	—	86	0.6
Total	$14,210	100.0%	$13,657	100.0%

At December 31, 2018 and 2017, $3 million and $4 million, respectively, of mortgage loans were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. The general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated triennially, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2018 and 2017, LTVs on the Company’s mortgage loans were as follows (in millions):

	2018
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—	—	—	43
71% to 80%	491	—	126	—	—	3	—	620
below 70%	4,106	4,108	3,238	1,866	202	21	6	13,547
Total	$4,597	$4,151	$3,364	$1,866	$202	$24	$6	$14,210

	2017
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—		—	43
71% to 80%	253	32	161	4	—	5	—	455
below 70%	3,796	3,920	3,454	1,714	216	29	30	13,159
Total	$4,049	$3,995	$3,615	$1,718	$216	$34	$30	$13,657

At December 31, 2018 and 2017, impaired mortgage loans were as follows (in millions):

	2018
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$3	$3	$—	$—
Commercial	—	—	—	—	—	—
Total	$—	$—	$3	$3	$—	$—

	2017
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$4	$5	$—	$—
Commercial	—	—	—	5	—	—
Total	$—	$—	$4	$10	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Real Estate
At December 31, 2018 and 2017, the carrying value of the Company’s real estate portfolio which is included in Other investments in the accompanying Statutory Statements of Financial Position, consisted of the following (in millions):

	2018	2017
Investment property	$56	$56
Acquired through foreclosure	1	1
Total real estate	$57	$57

At December 31, 2018 and 2017, the Company had $1 million and $1 million, respectively, of real estate that was held for sale, which consisted of residential properties acquired through foreclosure.
Limited Partnerships and Other Invested Assets
The carrying value of limited partnerships and other invested assets at December 31, 2018 and 2017 consisted of the following (in millions):

	2018	2017
Affiliated non-insurance subsidiaries	$630	$600
Limited partnerships and limited liability companies(1)	503	475
Other invested assets	121	109
LIHTC investments	66	87
Total limited partnerships and other invested assets	$1,320	$1,271

(1) At December 31, 2018 and 2017, the Company had $3 million and $12 million, respectively, of investments in limited partnerships and limited liability companies that were nonadmitted, and therefore, excluded from the amounts.

Net investment income (loss) and change in unrealized gains for limited partnerships and other invested assets for the years ended December 31, 2018, 2017 and 2016 consisted of the following (in millions):

	2018		2017		2016
	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains
Limited partnerships and limited liability companies	$4	$—	$39	$9	$22	$12
Affiliated non-insurance subsidiaries	77	29	63	28	56	33
Other invested assets	6	—	5	1	6	—
LIHTC investments	(16)	—	(36)	—	(32)	—
Total limited partnerships and other invested assets	$71	$29	$71	$38	$52	$45
Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in unrealized gains and losses in surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Affiliated non-insurance subsidiaries consist of the Company's equity investment in MCF. Refer to Note 11 - Related Party Transactions for more details. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of subsidiaries are recorded in unrealized gains and losses in surplus.

Other invested assets consist primarily of other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 11 years. During 2018 and 2017, the Company recorded amortization on these investments under the proportional amortized cost method of $16 million and $36 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $26 million, $34 million, and $42 million for 2018, 2017 and 2016, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 13 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews The Company's investment in LIHTC partnerships includes $11 million and $17 million of unfunded commitments at December 31, 2018 and 2017, respectively.
Assets on Deposit or Pledged as Collateral
At December 31, 2018 and 2017, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2018
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	220	223	(3)	220	0.14%	0.14%
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	19	7	12	19	0.01%	0.01%
FHLB capital stock	28	26	2	28	0.02%	0.02%
On deposit with states	3	4	(1)	3	0.00%	0.00%
Total restricted assets	$945	$935	$10	$945	0.61%	0.62%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2017
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	223	298	(75)	223	0.15%	0.15%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	7	15	(8)	7	0.00%	0.00%
FHLB capital stock	26	24	2	26	0.02%	0.02%
On deposit with states	4	4	—	4	0.00%	0.00%
Total restricted assets	$935	$1,016	$(81)	$935	0.61%	0.61%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2018 and 2017, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2018 was $685 million, with a fair value of $659 million. At December 31, 2017, the carrying value was $638 million, with a fair value of $660 million. The reinvested collateral is reported in bonds, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $687 million and $684 million at December 31, 2018 and 2017, respectively.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2018 and 2017, the Company was not a party to any dollar repurchase agreements in the general and separate accounts.

At December 31, 2018, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 2.9%. At December 31, 2017, the carrying value and fair value of securities held under agreements to purchase and resell was $223 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 1.4%.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Collateral Received
At December 31, 2018 and 2017, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2018
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	307	307	0.3	0.3
Total	$982	$982	0.9%	0.9%

	2017
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	203	203	0.2	0.2
Total	$878	$878	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2018		2017
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.7%
Other liabilities (derivatives)	302	0.3	174	0.2
Separate accounts liabilities (derivatives)	5	—	29	—
Total	$982	0.9%	$878	0.9%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Composition of Collateral Received
The following table presents the term and amounts of cash collateral received under general account securities lending agreements at December 31, 2018 and 2017 (in millions):

	2018
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$58	$—	$—	$—	$—	$58
U.S. government corporation and agencies	38	—	—	—	—	38
Foreign governments	5	—	—	—	—	5
U.S. corporate	471	—	—	—	—	471
Foreign corporate	103	—	—	—	—	103
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2017
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$394	$—	$—	$—	$—	$394
U.S. government corporation and agencies	12	—	—	—	—	12
Foreign governments	5	—	—	—	—	5
U.S. corporate	226	—	—	—	—	226
Foreign corporate	38	—	—	—	—	38
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2018 and 2017, there were no separate account securities cash collateral received under securities lending agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Reinvestment of Collateral Received
The following tables present the term and aggregate fair value of all securities acquired from the reinvestment of all collateral received at December 31, 2018 and 2017 (in millions):

	2018		2017
	General Account Securities Lending		General Account Securities Lending
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	448	448	409	409
31 to 60 days	25	25	31	31
61 to 90 days	5	5	5	5
91 to 120 days	—	—	—	—
121 to 180 days	11	11	14	14
181 to 365 days	40	40	19	19
1 to 2 years	85	85	77	77
2 to 3 years	62	62	93	94
Greater than 3 years	11	11	35	35
Total collateral reinvested	$687	$687	$683	$684

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2018			2017
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds	2	$3	$1	—	$—	$—
Loan-backed and structured securities	3	5	5	2	54	54
Total	5	$8	$6	2	$54	$54
The Company did not have any 5GI securities in its separate accounts at December 31, 2018 and 2017.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2018 and 2017 (there were none during 2016), and reacquired within 30 days of the sale date are as follows ($ in millions):

2018
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	4	1	1	—
Bonds	NAIC 5	1	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		497	70	72	3
		503	$71	$73	$3

2017
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	2	$3	$3	$—
Bonds	NAIC 4	1	1	1	—
Bonds	NAIC 5	4	2	1	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	1	1	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		455	53	52	4
		463	$60	$58	$4

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency forwards, interest rate and equity options, interest rate futures, interest rate, inflation, and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2018 was $2 million, for which the Company has posted collateral with a fair value of $2 million. If the credit contingent features had been triggered at December 31, 2018, the Company estimates that it would not have had to post additional collateral for either a one notch downgrade in the Company’s credit rating or for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2018, the Company held collateral for derivatives of $325 million, including $23 million of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million at December 31, 2018.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.
Hedge Effectiveness
To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge, including the item and risk that is being hedged, the derivative that is being used, and how effectiveness is assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The Company formally assesses effectiveness of its hedging relationships both at hedge inception and on an ongoing basis in accordance with its risk management policy. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative expires or is sold, terminated, or exercised, (3) it is probable that the forecasted transaction for which the hedge was entered into will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company did not have any cash flow hedges of forecasted transactions except for cash flow hedges related to payments of variable interest on existing financial instruments, for the years ended December 31, 2018 and 2017.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2018 and 2017 (in millions):

	2018
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$68	$13	$—	$14	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	16	—	14	—
Derivatives not designated:
Foreign currency forwards	Currency	195	3	—	3	—
Foreign currency swaps	Currency	3,227	309	42	309	42
Futures	Interest	18	—	—	—	—
Equity options	Equity	652	33	—	33	—
Interest rate options	Interest	44,773	32	—	32	—
Interest rate swaps	Interest	2,754	27	62	27	62
Total derivatives not designated		51,619	404	104	404	104
Total derivatives		$51,699	$420	$104	$418	$104
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2017
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$68	$9	$—	$9	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	12	—	9	—
Derivatives not designated:
Foreign currency forwards	Currency	117	1	1	1	1
Foreign currency swaps	Currency	2,594	162	83	162	83
Futures	Interest	14	—	—	—	—
Equity options	Equity	652	32	—	32	—
Interest rate options	Interest	11,048	4	—	4	—
Interest rate swaps	Interest	3,208	28	24	28	24
Total derivatives not designated		17,633	227	108	227	108
Total derivatives		$17,713	$239	$108	$236	$108
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Foreign currency swaps	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	1
Interest rate swaps	—	—	—	—	—	—	—	—	1
Total	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	$2
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Equity options	$9	$(15)	$3	$—	$—	$(6)	$(7)	$(7)	(10)
Foreign currency forwards	3	(5)	3	9	(5)	1	—	—	—
Foreign currency swaps	187	(239)	127	3	10	(9)	35	30	26
Futures	—	—	—	(1)	—	—	—	—	—
Interest rate options	(2)	(3)	13	—	—	—	(13)	(8)	(15)
Interest rate swaps	(39)	5	(7)	(27)	—	—	10	19	21
Total	$158	$(257)	$139	$(16)	$5	$(14)	$25	$34	$22
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized gains (losses) on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported separate accounts assets and liabilities from the following product lines/transactions into separate accounts:

•	Variable universal life (“VUL”) insurance products guaranteed

•	VUL insurance products non-guaranteed

•	Variable annuity (“VA”) products non-guaranteed

•	Universal life (“UL”) insurance products guaranteed

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2018 and 2017 are attributed to the following products/transactions (in millions):

	2018		2017
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VUL insurance products guaranteed	$195	$6	$240	$9
VUL insurance products non-guaranteed	6,913	3	7,424	1
VA products non-guaranteed	25,348	33	27,637	30
UL insurance products guaranteed	5,960	8	5,904	41
Total	$38,416	$50	$41,205	$81

(1) Separate accounts assets classified as not legally insulated support $33 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $1 million of payable for securities, $10 million of derivatives, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $30 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $11 million of payable for securities, $36 million of derivatives, $3 million of other liabilities and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,169 million and $6,195 million at December 31, 2018 and 2017, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $32,297 million and $35,092 million at December 31, 2018 and 2017, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2018	$54
2017	$51
2016	$49
2015	$46
2014	$39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2018	$7
2017	$7
2016	$9
2015	$7
2014	$4

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities, for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 is as follows (in millions):

	2018
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$8	$—	$1,911	$1,919
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$31,382	$31,382
Amortized cost	5,663	485	—	6,148
Total reserves	$5,663	$485	$31,382	$37,530
By withdrawal characteristics:
With fair value adjustment	$5,663	$485	$—	$6,148
At fair value	—	—	31,382	31,382
Total reserves	$5,663	$485	$31,382	$37,530

	2017
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$6	$—	$1,942	$1,948
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$34,098	$34,098
Amortized cost	5,658	476	—	6,134
Total reserves	$5,658	$476	$34,098	$40,232
By withdrawal characteristics:
With fair value adjustment	$5,658	$476	$—	$6,134
At fair value	—	—	34,098	34,098
Total reserves	$5,658	$476	$34,098	$40,232

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2018	2017	2016
Transfers as reported in the Separate Accounts Statement:
Transfers to separate accounts	$1,918	$1,948	$1,477
Transfers from separate accounts	(2,128)	(1,705)	(1,176)
Net transfers to (from) separate accounts	(210)	243	301
Reconciling adjustment:
Reinsurance ceded	—	(3)	(4)
Net transfers as reported in the Company’s
Statutory Statements of Operations	$(210)	$240	$297

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

The following tables present the carrying amounts and estimated fair value of the Company’s financial instruments at December 31, 2018 and 2017 (in millions):

	2018
	Fair Value	Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient		Not Practicable
Assets:
Bonds	$84,538	$84,920		$51		$81,405		$3,082		$—		$—
Preferred stocks	21	12		—		—		21		—		—
Common stocks(1)	1,315	1,315		1,227		—		37		51		—
Mortgage loans	14,183	14,210		—		—		14,183		—		—
Cash, cash equivalents and short-term investments	1,891	1,891		86		1,805		—		—		—
Derivatives	420	418		—		388		32		—		—
Derivatives collateral	3	3		—		3		—		—		—
Other invested assets(1)	209	187		—		96		113		—		—
Investment income due and accrued	712	712		—		712		—		—		—
Separate accounts assets	38,466	38,466		32,035		5,284		874		273		—
Total assets	$141,758	$142,134		$33,399		$89,693		$18,342		$324		$—
Liabilities:
Annuities certain	$942	$940	—	$—	—	$—	—	$942	—	$—	—	$—
Derivatives	104	104		—		104		—		—		—
Derivatives collateral	302	302		—		302		—		—		—
Amounts payable under securities lending agreements	676	676		—		676		—		—		—
Separate accounts liabilities - derivatives	17	11		—		11		6		—		—
Total liabilities	$2,041	$2,033		$—		$1,093		$948		$—		$—
(1)Excludes investments accounted for under the equity method.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2017
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	Not Practicable
Assets:
Bonds	$85,271	$82,299	$—	$82,096	$3,175	$—
Preferred stocks	19	13	—	2	17	—
Common stocks(1)	1,393	1,393	1,354	7	32	—
Mortgage loans	13,939	13,657	—	—	13,939	—
Cash, cash equivalents and short-term investments	2,211	2,211	151	2,060	—	—
Derivatives	239	236	—	235	4	—
Derivatives collateral	22	22	—	22	—	—
Other invested assets(1)	228	196	—	89	139	—
Investment income due and accrued	692	692	—	692	—	—
Separate accounts assets	41,475	41,286	34,893	5,535	1,047	—
Total assets	$145,489	$142,005	$36,398	$90,738	$18,353	$—
Liabilities:
Annuities certain	$868	$837	$—	$—	$868	$—
Derivatives	108	108	—	108	—	—
Derivatives collateral	174	174	—	174	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	36	36	—	36	—	—
Total liabilities	$1,861	$1,830	$—	$993	$868	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds is an affiliated bond from MCF with a carrying value and a fair value of $1,909 million at December 31, 2018, and a carrying value of $1,875 million and a fair value of $1,989 million at December 31, 2017. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments, for details on LIHTC investments). The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily net asset value (“NAV”). The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

The separate accounts also invest in limited partnerships and hedge fund investments. These investments are valued based on the latest NAV received.

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2018
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$249	$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23	—	Monthly	30 days
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	51	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$324	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

2017
Category of Investment	Investment Strategy	Fair Value Determined using NAV		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$232		$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23		—	Monthly	30 days
Hedge fund	Long/short equity	2		—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	7		—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$264	(1)	$—
(1) The total fair value determined using NAV at December 31, 2017 included Level 2 and Level 3 investments of $75 million and $182 million, respectively.
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Borrowed Money
Borrowed money consists of a financing arrangement. The carrying value of the financing arrangement approximates fair value.
Amounts Payable Under Securities Lending Agreements
Amounts due under securities lending consists of cash collateral received under securities lending agreements. Due to the short-term nature of the transactions, the carrying value approximates fair value.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value at December 31, 2018 and 2017 (in millions):

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$—	$6
Non-agency RMBS	—	1	—	—	1
Non-agency ABS	—	3	21	—	24
Total bonds	—	10	21	—	31
Common stocks	1,227	—	37	51	1,315
Derivatives	—	372	32	—	404
Separate accounts assets	32,025	3	3	273	32,304
Total assets at fair value	$33,252	$385	$93	$324	$34,054
Liabilities at fair value
Derivatives	$—	$104	$—	$—	$104
Separate accounts liabilities - derivatives(1)	—	5	—	—	5
Total liabilities at fair value	$—	$109	$—	$—	$109
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$6
Non-agency RMBS	—	—	—	—
Non-agency ABS	—	—	1	1
Total bonds	—	6	1	7
Common stocks	1,354	7	32	1,393
Derivatives	—	223	4	227
Separate accounts assets	34,836	77	184	35,097
Total assets at fair value	$36,190	$313	$221	$36,724
Liabilities at fair value
Derivatives	$—	$108	$—	$108
Separate accounts liabilities - derivatives(1)	—	7	—	7
Total liabilities at fair value	$—	$115	$—	$115
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2018 and 2017 (in millions):

	2018
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$1	$20	$(1)	$—	$(3)	$6	$—	$—	$(2)	$21
Total bonds	1	20	(1)	—	(3)	6	—	—	(2)	21
Common stocks	32	3	(3)	(1)	5	4	—	(3)	—	37
Derivatives	4	—	(1)	(13)	(2)	44	—	—	—	32
Separate accounts assets	184	—	—	(2)	3	—	—	—	—	185
Total	$221	$23	$(5)	$(16)	$3	$54	$—	$(3)	$(2)	$275

	2017
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$2	$—	$(1)	$—	$—	$—	$—	$—	$—	$1
Total bonds	2	—	(1)	—	—	—	—	—	—	1
Common stocks	28	3	—	2	(1)	3	—	(4)	—	32
Derivatives	15	—	—	(8)	(3)	—	—	—	—	4
Separate accounts assets	223	—	—	10	—	6	—	(55)	—	184
Total	$268	$3	$(1)	$4	$(4)	$9	$—	$(59)	$—	$221

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers between Levels 1 and 2
During the years ended December 31, 2018 and 2017, there were no transfers between Levels 1 and 2.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $23 million for the year ended December 31, 2018, which primarily relates to $20 million of non-agency asset-backed securities which were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period, and common stock securities of $3 million that had a level change from 1 to 3. Transfers out of Level 3 totaled $5 million, which primarily relates to common stock securities of $3 million that had a level change from 3 to 1 and a non-agency asset-backed security of $1 million that had a level change from 3 to 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $3 million for the year ended December 31, 2017, which primarily relates to common stock securities that were moved from Level 1 to Level 3 due to the limited market observability on certain inputs used in the valuation model. Transfers out of Level 3 totaled $1 million, which primarily relates to non-agency residential mortgage-backed securities & non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2018 and 2017.

The tables below present quantitative information on significant internally priced Level 3 assets at December 31, 2018 and 2017 ($ in millions):

	2018
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Common stocks	$6	Market comparable	Revenue multiple	6.1x	N/A

	2017
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Non-agency ABS	$1	Discounted cash flow	Discount rate	9.9	9.9%
Common stocks	$1	Market comparable	Revenue multiple	4.4x	N/A

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.
Asset Backed Securities
The asset backed security included in the table above relates to a private deal. For this security, a discounted cash flow calculation is used, the discount rate is calculated internally based on unobservable data and assumptions. A significant increase in the discount rate used to perform the discounted cash flow calculation for these securities, would significantly decrease the fair value of these securities. The opposite effect would occur if there were a significant decrease in the discount rate used.
Common Stocks
The Company’s Level 3 common stock investments mostly relate to the Company’s holdings in the FHLB of Pittsburgh's stock as described in Note 15 - Commitments and Contingencies. As prescribed in the FHLB of Pittsburgh's capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not an observable market for the FHLB of Pittsburgh stock, these securities are held at cost and have been classified as Level 3. The cost basis of the FHLB of Pittsburgh stock was $28 million and $26 million at December 31, 2018 and 2017, respectively. For the other common stock investments included in Level 3, the valuation is performed using market comparables such as revenue and price to book multiples. An increase in the value of these inputs would result in an increase in fair value with the reverse being true for decreases in the value of these inputs.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2018, 2017 and 2016, were as follows (in millions):

	2018		2017	2016
Bonds	$3,312		$3,193	$3,099
Common stocks - unaffiliated	40		37	23
Mortgage loans	609		582	559
Policy loans	54		53	57
Limited partnerships and other invested assets	71	—	71	52
Short-term investments	25		14	11
Derivative instruments	26		35	24
Real estate	4		4	4
Other investments	8		8	10
Gross investment income	4,149		3,997	3,839
Investment expenses	(161)		(146)	(132)
Net investment income	3,988		3,851	3,707
Net gain from separate accounts	43		50	37
Amortization of IMR	44		33	51
Net investment income, including IMR	$4,075		$3,934	$3,795

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain.
Bond Prepayments
The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2018		2017		2016
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	133	64	190	95	139	62
Investment income	$36	$2	$71	$5	$66	$3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2018, 2017 and 2016 net investment gains (losses) were as follows (in millions):

	2018	2017	2016
Bonds	$(2)	$44	$(70)
Common stocks - unaffiliated	8	57	(2)
Other long-term investments	(26)	(13)	(37)
Derivatives	(16)	2	(4)
Other	—	—	3
Net realized capital gains (losses) before tax and transfers to the IMR	$(36)	$90	$(110)
Less:
Capital gains tax expense (benefit)	(24)	16	(21)
Net realized capital gains (losses) after tax transferred to IMR	(4)	40	23
Net realized capital gains (losses) after tax and transfers to the IMR	$(8)	$34	$(112)

Proceeds from investments in bonds sold were $1,751 million, $4,015 million and $3,236 million for the years ended December 31, 2018, 2017 and 2016, respectively. Gross gains of $42 million, $117 million and $84 million in 2018, 2017 and 2016, respectively, and gross losses of $33 million, $43 million and $39 million in 2018, 2017 and 2016, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Bonds	$25	$42	$106
Other long-term investments	15	12	39
Common and preferred stocks	4	1	5
Total	$44	$55	$150

Refer to Note 20 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017 (in millions):

	2018
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$665	$9	$2,101	$126	$2,766	$135
All other governments	22	1	75	1	97	2
U.S. special revenue and special assessment	3,104	79	3,705	200	6,809	279
Industrial and miscellaneous unaffiliated	28,600	882	12,352	677	40,952	1,559
Total bonds	32,391	971	18,233	1,004	50,624	1,975
Equity securities (unaffiliated):
Common stocks	593	48	24	1	617	49
Preferred stocks	—	—	—	—	—	—
Total equity securities	593	48	24	1	617	49
Total	$32,984	$1,019	$18,257	$1,005	$51,241	$2,024
(1)Includes unrealized losses of $4 million related to NAIC 6 bonds included in the statutory carrying amount.

	2017
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$941	$9	$1,575	$76	$2,516	$85
All other governments	49	—	26	1	75	1
U.S. special revenue and special assessment	1,997	20	2,403	107	4,400	127
Industrial and miscellaneous unaffiliated	8,745	82	5,943	195	14,688	277
Total bonds	11,732	111	9,947	379	21,679	490
Equity securities (unaffiliated):
Common stocks	281	8	2	1	283	9
Preferred stocks	1	—	—	—	1	—
Total equity securities	282	8	2	1	284	9
Total	$12,014	$119	$9,949	$380	$21,963	$499
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2018, the gross unrealized loss on bonds and equity securities was comprised of approximately 6,101 and 484 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $1,705 million or 86% is related to unrealized losses on investment grade securities and $271 million or 14% is related to below investment grade securities. At December 31, 2017, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,820 and 185 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $426 million, or 87%, is related to investment grade securities and $64 million, or 13%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $74 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $47 million for six months or less, $3 million for greater than six months through 12 months, and $24 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Change in unrealized capital gains (losses) on investments:
Bonds	$(3)	$2	$—
Common stocks (unaffiliated)	(125)	89	56
Derivatives	163	(258)	124
Other invested assets	29	37	45
Total change in unrealized capital gains (losses) on investments	66	(130)	225
Change in unrealized foreign exchange capital gains (losses) on investments:
Bonds	(148)	220	(189)
Common stocks (unaffiliated)	(18)	28	(10)
Cash, cash equivalents and short-term investments	(1)	(1)	5
Other invested assets	—	1	—
Total change in unrealized foreign exchange capital gains (losses) on investments	(166)	248	(194)
Capital gains tax expense (benefit)	28	(18)	1
Total change in unrealized capital gains, net of tax	$(73)	$100	$32

NOTE 11 - RELATED PARTY TRANSACTIONS

During 2018, 2017 and 2016, the Company received dividend distributions from MCF of $77 million, $63 million and $56 million, respectively.

During 2018 and 2017, the Company paid dividends of $600 million and $275 million, respectively, to its parent, New York Life. The Company did not pay any dividends to its parent in 2016.

The Company's interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. A real estate portfolio acquired through foreclosure is called REO Property. The Company's interests in the ownership of REO Property is called REO Ownership Interest. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

On December 31, 2015 and as amended on January 1, 2017, the Company and New York Life entered into a note funding agreement with MCF (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “2015 Note”). The MCF Note Agreement was further amended on July 1, 2018 and the 2015 Note was cancelled and reissued at July 1, 2018 (the “2018 Note”). The 2015 and 2018 Notes, which are reported as Bonds in the accompanying Statutory Statements of Financial Position, had outstanding balances for the Company of $1,909 million and $1,875 million at December 31, 2018 and 2017, respectively. During 2018, 2017 and 2016, the Company recorded interest income from MCF under the MCF Note Agreement of $93 million, $79 million and $75 million, respectively. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $5,200 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The interest-only loan, expected to be due and payable on August 10, 2022, was paid off in October 2017. For each of the years ended December 31, 2017 and 2016, interest earned amounted to approximately $3 million.

In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of REEP-MF Woodridge IL LLC, an existing multifamily property, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge, IL LLC.  The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the years ended December 31, 2018, 2017 and 2016, interest earned amounted to $3 million, $1 million and less than $1 million, respectively.

In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, New York by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012 which agreement sets forth the terms that govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2018, 2017, and 2016, income earned amounted to approximately $3 million.

The Company sold various corporate owned life insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to $4,022 million and $3,974 million, respectively, and were included in the Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company has also issued various COLI policies to the Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to approximately $395 million and $414 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.5% to 7.75%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2018 and 2017, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $8,673 million and $8,229 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations ranged from 5.5% to 8.75%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2018 and 2017, the policyholder reserves related to these contracts amounted to $145 million and $149 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company was compensated for each New York Life term policy or term rider that was converted to a universal life policy issued by the Company without any additional underwriting. For the years ended December 31, 2018, 2017 and 2016, the Company received $20 million, $19 million and $23 million, respectively, from New York Life for these services.

New York Life provides the Company with certain services and facilities including, but not limited to, accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities, amounted to $891 million, $968 million and $820 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

New York Life Investment Management LLC (“NYLIM”), an indirect wholly-owned subsidiary of New York Life, provides the Company with certain services and facilities including, but not limited to, investment management and other administrative services. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities amounted to $11 million, $14 million and $15 million, respectively, and are reflected in Operating expenses in the accompanying Statutory Statements of Operations.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2018, 2017 and 2016, the total cost for these services amounted to $131 million, $125 million and $119 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Net investment income in the accompanying Statutory Statement of Operations.

In addition, NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into an agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. For the years ended December 31, 2018, 2017 and 2016, the Company recorded fee income from NYLIM of $35 million, $37 million and $34 million, which is included in Other income in the accompanying Statutory Statements of Operations.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“NYLIFE Distributors”), an indirect wholly-owned subsidiary of New York Life, appointing NYLIFE Distributors as the underwriter and/or wholesale distributor of the Company’s variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company paid service fees of $45 million, $44 million and $39 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“NYLIFE Securities”), an indirect wholly-owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the Company's variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $117 million, $119 million and $119 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has a service fee agreement with NYLIFE Securities, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2018, 2017 and 2016, the fees incurred for these services amounted to $43 million, $43 million and $48 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

At December 31, 2018 and 2017, the Company reported a net amount of $59 million and $294 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NOTE 12 - INSURANCE LIABILITIES

Liabilities for policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Life insurance reserves	$26,486	$21,756
Annuity reserves and supplementary contracts with life contingencies	67,645	64,554
Total policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Total liabilities for policy reserves, deposit funds and policy claims	$95,683	$87,684
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 2.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2018, there were no changes in reserve basis.

The Company has established policy reserves (excluding the effects of reinsurance) on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $197 million and $284 million at December 31, 2018 and 2017, respectively.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $20 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2018 and 2017, the Company had $12,737 million and $12,177 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

The Company has elected to establish reserves pursuant to VM-A and VM-C for contracts issued in 2018 and 2017, as allowed during the first three years following the operating date of the Valuation Manual.
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.5% to 8.8%. Purchases in 2018 are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table.  The VM-22 rates range from 2.00% to 4.50%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.5% to 10.0%. Reserves for variable deferred annuities are based principally on 1994 Variable Annuity GMDB Mortality Table and the Variable Annuity Commissioners’ Annuity Reserve Valuation Method ("VM-21"), with assumed interest rates ranging from 3.5% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. For some policies, the withdrawals are subject to surrender charges in the early years.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $25 million and $17 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

At December 31, 2018 and 2017, there were no changes to reserve basis.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Fixed period annuities	$940	$837
Supplemental contracts without life contingencies	344	310
Continued interest accounts	24	29
Total deposit funds	$1,308	$1,176

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2018 and 2017 ($ in millions):

	2018
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24,895	$—	$24,895	27%
At book value less current surrender charge of 5% or more	6,585	—	6,585	7
At fair value	—	24,533	24,533	26
Total with adjustment or at fair value	31,480	24,533	56,013	60
At book value without adjustment	21,718	—	21,718	23
Not subject to discretionary withdrawal	15,729	—	15,729	17
Total annuity reserves and deposit fund liabilities	$68,927	$24,533	$93,460	100%

	2017
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$21,208	$—	$21,208	23%
At book value less current surrender charge of 5% or more	6,635	—	6,635	7
At fair value	—	26,748	26,748	29
Total with adjustment or at fair value	27,843	26,748	54,591	59
At book value without adjustment	23,560	—	23,560	25
Not subject to discretionary withdrawal	14,310	—	14,310	16
Total annuity reserves and deposit fund liabilities	$65,713	$26,748	$92,461	100%

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota–share yearly renewable term basis for many products, except for custom guarantee universal life, survivorship custom guarantee universal life and asset flex products. Most of the ceded business is on an automatic basis. The quota–share currently ceded on new business ranges from 10% to 90%. All products are ceded from first dollar with the exception of current performance survivorship universal life, which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)

Life insurance ceded was 48% and 60% of total life insurance in-force at December 31, 2018, and 2017, respectively. The reserve reductions taken for life insurance reinsured at December 31, 2018 and 2017 were $550 million and $4,447 million, respectively.

The effects of reinsurance for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Premiums:
Direct	$12,771	$13,928	$13,360
Assumed	5	4	4
Ceded	(541)	(616)	(632)
Net premiums	$12,235	$13,316	$12,732
Policyholders’ benefits ceded	$468	$774	$715
Reinsurance recoverable	$76	$207	$168

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax. The recapture of these reinsurance agreements did not have a material impact to the Company’s surplus. Prior to the recapture, the Company had ceded 90% of the retained portion of a block of in-force life insurance business through a reinsurance agreement with New York Life using a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. Under both the MODCO and funds withheld treaties, the Company retained the assets held in relation to the policy reserves and separate accounts liabilities. An experience refund was paid to the Company at the end of each accounting period for 100% of New York Life’s profits in excess of $5 million per year. Experience refunds received in 2018, 2017 and 2016 were $3 million, $71 million and $37 million, respectively, which is reported in premiums in the accompanying Statutory Statements of Operations. At December 31, 2017 , the Company ceded reserves under coinsurance with funds withheld and MODCO of $5,347 million.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly-owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

The Company had reinsured certain policies with unauthorized companies that prevent it from recognizing full reinsurance credit. Since these reinsurers are not recognized in the State of Delaware, and the receivable owed to the Company is not secured by cash, securities or other permissible collateral, the Company established a liability equal to the net credit received.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Defined benefit pension	$31	$27	$28
Defined contribution	9	9	9
Postretirement life and health	6	6	6
Total	$46	$42	$43

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Support and Credit Agreements
New York Life Capital Corporation (“NYLCC”), a wholly-owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2018 and 2017, the Company had no outstanding loan balance to NYLCC. During 2018, 2017 and 2016, the Company had no interest expense.

In addition, the Company has a credit agreement with New York Life dated April 1, 1999, as amended, in which New York Life may borrow from the Company up to $490 million. During 2018 and 2017, the credit facility was not used, no interest was paid and there was no outstanding balance due.
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2018 and 2017, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2018 and 2017, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,291 million and $821 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2018 and 2017.

At December 31, 2018 and 2017, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $722 million and $662 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $312 million and $268 million at December 31, 2018 and 2017, respectively. Unfunded commitments on LIHTC amounted to $11 million and $17 million at December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, unfunded commitments on LIHTC are included in Limited partnerships and other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2018 and 2017 was as follows (in millions):

	2018	2017
Membership stock - Class B (1)	$28	$26
Activity stock	—	—
Aggregate total	$28	$26
Actual or estimated borrowing capacity as determined by the insurer	$5,073	$4,903
(1) Membership stock is not eligible for redemption.

At December 31, 2018 and 2017, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2018 and 2017 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$31	$31	$10
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$17	$17	$10

The Company does not have any prepayment obligations for the borrowing arrangement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2018 and 2017 (in millions):

	2018			2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,060	$164	$1,224	$944	$127	$1,071	$116	$37	$153
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,060	164	1,224	944	127	1,071	116	37	153
Nonadmitted DTAs (1)	296	—	296	88	—	88	208	—	208
Subtotal net admitted DTAs	764	164	928	856	127	983	(92)	37	(55)
Gross DTLs	456	146	602	526	121	647	(70)	25	(45)
Net admitted DTAs (2)	$308	$18	$326	$330	$6	$336	$(22)	$12	$(10)
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statement of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$26	$26	$—	$22	$22	$—	$4	$4
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,239	N/A	N/A	1,328	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	472	130	602	543	105	648	(71)	25	(46)
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$764	$164	$928	$856	$127	$983	$(92)	$37	$(55)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows ($ in millions):

	December 31,
	2018	2017
Ratio percentage used to determine recovery period and threshold limitation amount.	1,010%	1,159%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,260	$8,852

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2018 and 2017.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2018 and 2017. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The TCJA was enacted on December 22, 2017 and it significantly changes U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Deferred taxes were revalued to reflect the 21% corporate income tax rate with the following result (in millions):

	2018	2017
Deferred income tax benefit on change in net unrealized capital gains	$—	$14
Decrease in net deferred taxes related to other items	(2)	(296)
Decrease to net deferred taxes booked to surplus	(2)	(282)
Decrease to nonadmitted deferred taxes	—	325
Total change in net admitted DTAs	$(2)	$43

For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes requires the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company has recorded offsetting DTAs and DTLs in the provisional amount of $472 million in 2017. The tax accounting has been completed within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA. The restatement of life insurance tax reserves, which has now been determined to be complete, resulted in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Federal(1)	$215	$248	$279	$(33)	$(31)
Foreign	—	1	—	(1)	1
Subtotal	215	249	279	(34)	(30)
Federal income tax on net capital gains (losses)	(24)	15	(21)	(39)	36
Utilization of capital loss carry-forward	—
Other (Prior period correction)	(22)	—		(22)	—
Total federal and foreign income taxes	$169	$264	$258	$(95)	$6
(1) The Company had investment tax credits of $30 million, $36 million and $38 million for the years ended December 31, 2018, 2017 and 2016, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017	Change
DTAs
Ordinary:
Pension accrual	$27	$29	$(2)
Policyholder reserves	733	624	109
Deferred acquisition costs	241	233	8
Fixed assets	2	2	—
Receivables - nonadmitted	4	9	(5)
Investments	53	47	6
Other	—	(1)	1
Subtotal	1,060	943	117
Nonadmitted	296	88	208
Admitted ordinary DTAs	764	855	(91)
Capital:
Investments	164	127	37
Subtotal	164	127	37
Nonadmitted	—	—	—
Admitted capital DTAs	164	127	37
Total admitted DTAs	928	982	(54)
DTLs
Ordinary:
Investments	45	28	17
Policyholder reserves	410	497	(87)
Other	1	1	—
Subtotal	456	526	(70)
Capital:
Investments	146	121	25
Subtotal	146	121	25
Total DTLs	602	647	(45)
Net admitted DTAs	$326	$335	$(9)
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$28
Increase in net deferred taxes related to other items			153
Increase in deferred income taxes reported in prior period correction			18
Decrease in DTAs nonadmitted			(190)
Decrease in DTAs nonadmitted reported in prior period correction			$(18)
Total change in net admitted DTAs			$(9)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$103	$304	$409	$(201)	$(105)
Net realized capital gains (losses) at statutory rate	(7)	31	(38)	(38)	69
Tax exempt income	(22)	(52)	(47)	30	(5)
Tax credits, net of withholding	(33)	(40)	(40)	7	—
Amortization of IMR	(9)	(12)	(18)	3	6
Impact of TCJA	(2)	296	—	(298)	296
Prior year audit liability and settlement	(3)	(1)	(36)	(2)	35
Non-admitted assets	(6)	12	(13)	(18)	25
Accruals in surplus	(7)	(4)	(23)	(3)	19
Other	(16)	12	10	(28)	2
Income tax incurred and change in net DTAs during period	$(2)	$546	$204	$(548)	$342
Federal income taxes reported in the Company's Statutory Statements of Operations	$215	$249	$279	$(34)	$(30)
Capital gains tax expense (benefit) incurred	(24)	15	(21)	(39)	36
Change in net deferred income taxes	(153)	282	(54)	(435)	336
Change in current and deferred income taxes reported in prior period correction	(40)	—	—	(40)	—
Total federal and foreign income tax expense	$(2)	$546	$204	$(548)	$342

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $0, $29 million and $0, related to the years ended December 31, 2018, 2017 and 2016, respectively.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors.

At December 31, 2018 and 2017, the Company recorded a current income tax receivable of $118 million and $18 million, respectively, which is included in Other assets in the accompanying Statutory Statements of Financial Position.

At December 31, 2018, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17 - CAPITAL AND SURPLUS
Capitalization
The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2018, 2017 and 2016, principally include the effects of the following (in millions):

	2018	2017	2016
Surplus withdrawn from separate accounts	$48	$44	$41
Changes in surplus relating to separate accounts	(43)	(50)	(38)
Change in liability for reinsurance in unauthorized companies	1	2	(4)
Total	$6	$(4)	$(1)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2018, the amount of earned surplus of the Company available for the payment of dividends was $4,633 million. The maximum amount of dividends that may be paid in 2019 without prior notice to or approval of the Delaware Insurance Commissioner is $856 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2018, the Company paid $600 million in dividends to its sole stockholder, New York Life. In 2017, the Company paid a $275 million dividend to New York Life. In 2016, the Company did not declare or pay a dividend to New York Life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	$349	$348	$1	$348	$332	12/31/2018
059469AF3	1,066	1,061	5	1,061	1,055	12/31/2018
05948KP52	511	507	4	507	483	12/31/2018
05951KBA0	776	765	12	765	758	12/31/2018
05953YAA9	4,065	4,045	20	4,045	3,912	12/31/2018
12544TAH7	266	251	15	251	260	12/31/2018
12544VAB5	50	48	1	48	48	12/31/2018
12627HAK6	912	894	18	894	867	12/31/2018
12628KAF9	1,053	1,030	23	1,030	952	12/31/2018
12628LAJ9	238	233	5	233	224	12/31/2018
12629EAD7	1,117	1,108	9	1,108	1,057	12/31/2018
126384AQ9	41	37	3	37	38	12/31/2018
12638PAE9	1,329	1,314	16	1,314	1,286	12/31/2018
12667G6W8	1,111	1,089	22	1,089	1,098	12/31/2018
12669GT50	1	—	1	—	—	12/31/2018
17029RAA9	182	23	159	23	7	12/31/2018
17309BAB3	151	147	4	147	146	12/31/2018
251513AV9	1,879	1,818	61	1,818	1,842	12/31/2018
251513BC0	731	696	35	696	714	12/31/2018
32052MAA9	199	195	4	195	117	12/31/2018
3622E8AC9	3,292	3,067	226	3,067	3,089	12/31/2018
3622ELAG1	349	329	20	329	319	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	4,804	4,451	353	4,451	4,679	12/31/2018
36244SAF5	2,990	2,769	222	2,769	2,910	12/31/2018
466247ZQ9	549	513	37	513	539	12/31/2018
46625YQX4	2,499	2,246	254	2,246	2,109	12/31/2018
46628BBD1	411	397	13	397	396	12/31/2018
61749EAH0	929	871	58	871	881	12/31/2018
61751DAE4	451	417	34	417	422	12/31/2018
61751JAH4	1,773	1,549	224	1,549	1,715	12/31/2018
61751JAJ0	1,760	1,540	220	1,540	1,715	12/31/2018
61752RAH5	439	430	9	430	430	12/31/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61752RAM4	953	917	36	917	923	12/31/2018
76110VSU3	721	699	22	699	646	12/31/2018
81744HAF0	624	594	30	594	595	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
86359DNP8	181	170	11	170	180	12/31/2018
93934FCE0	1,127	1,098	29	1,098	1,102	12/31/2018
00764MCQ8	325	324	—	324	324	9/30/2018
05948KH77	748	741	7	741	746	9/30/2018
059515AE6	1,054	1,053	2	1,053	1,024	9/30/2018
12627HAK6	935	932	3	932	914	9/30/2018
12628KAF9	1,087	1,075	12	1,075	1,051	9/30/2018
12628LAJ9	250	242	8	242	229	9/30/2018
12629EAD7	1,149	1,135	14	1,135	1,120	9/30/2018
12638PAE9	1,401	1,364	37	1,364	1,368	9/30/2018
12667G6W8	805	795	10	795	805	9/30/2018
12669GT50	3	1	2	1	—	9/30/2018
15132EFL7	676	604	72	604	653	9/30/2018
17029RAA9	203	142	62	142	136	9/30/2018
225458Y85	1,179	1,097	82	1,097	1,161	9/30/2018
32052MAA9	227	202	24	202	122	9/30/2018
649603AQ0	123	123	—	123	122	9/30/2018
69335QAL7	6,118	5,657	462	5,657	5,774	9/30/2018
69336QAL6	583	540	42	540	551	9/30/2018
76110VSU3	805	781	23	781	731	9/30/2018
059469AF3	1,203	1,139	64	1,139	1,184	6/30/2018
059515AE6	1,137	1,097	40	1,097	1,069	6/30/2018
059515BM7	1	—	1	—	1	6/30/2018
05951FAK0	359	356	3	356	353	6/30/2018
05951KAZ6	101	99	2	99	99	6/30/2018
05951KBA0	589	555	34	555	580	6/30/2018
12498NAD5	1,106	968	138	968	963	6/30/2018
12544TAH7	365	356	8	356	364	6/30/2018
12544VAB5	55	53	1	53	54	6/30/2018
12627HAK6	1,006	971	35	971	971	6/30/2018
12628LAJ9	264	257	6	257	242	6/30/2018
12629EAD7	1,191	1,180	11	1,180	1,189	6/30/2018
12669GT50	15	14	1	14	13	6/30/2018
15132EJH2	413	353	60	353	391	6/30/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029RAA9	373	203	170	203	189	6/30/2018
36185MBN1	9	9	—	9	9	6/30/2018
362375AF4	846	772	73	772	843	6/30/2018
46625YQY2	1,198	—	1,199	—	68	6/30/2018
57643MDW1	95	12	84	12	90	6/30/2018
57643MEU4	4	1	3	1	2	6/30/2018
69335QAL7	6,174	6,153	21	6,153	5,845	6/30/2018
76110VSU3	924	892	32	892	821	6/30/2018
94983PAG3	452	449	3	449	448	6/30/2018
94984FAT6	1,448	1,369	79	1,369	1,441	6/30/2018
94985GBB1	1,285	1,153	131	1,153	1,280	6/30/2018
00011#AA1	1,844	1,844	—	1,844	1,713	3/31/2018
05948KH77	494	493	1	493	494	3/31/2018
05948KP52	629	611	18	611	609	3/31/2018
059515BM7	7	2	5	2	4	3/31/2018
05951KAZ6	110	106	4	106	107	3/31/2018
05951KBA0	1,042	993	49	993	1,023	3/31/2018
1248MBAJ4	4,517	4,455	62	4,455	4,309	3/31/2018
1248MBAL9	1,490	1,468	22	1,468	1,405	3/31/2018
12627HAK6	1,079	1,028	51	1,028	1,006	3/31/2018
12629EAD7	1,288	1,216	72	1,216	1,232	3/31/2018
12638PAE9	1,542	1,451	92	1,451	1,470	3/31/2018
12667GXM0	2,072	2,032	41	2,032	2,038	3/31/2018
12669GJ51	52	41	10	41	52	3/31/2018
12669GT50	42	39	2	39	38	3/31/2018
151314CC3	702	548	155	548	682	3/31/2018
151314DJ7	228	227	—	227	217	3/31/2018
17029RAA9	351	334	17	334	283	3/31/2018
225470S95	794	585	210	585	760	3/31/2018
36185MBN1	182	180	2	180	181	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	639	588	51	588	606	3/31/2018
46628LBJ6	622	241	380	241	503	3/31/2018
57643MDX9	41	29	12	29	41	3/31/2018
57643MDY7	15	9	6	9	14	3/31/2018
61751DAE4	523	491	32	491	518	3/31/2018
61752RAH5	514	478	36	478	500	3/31/2018
61752RAJ1	1,140	1,059	82	1,059	1,115	3/31/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
69336RDQ0	721	603	118	603	623	3/31/2018
69337VAE0	2,374	2,018	356	2,018	2,207	3/31/2018
76110VSU3	1,007	1,002	5	1,002	920	3/31/2018
78477AAA5	300	300	—	300	252	3/31/2018
863579XV5	337	323	14	323	299	3/31/2018
93934FEM0	1,202	1,132	70	1,132	1,160	3/31/2018
Subtotal - General Account	XXX	XXX	$7,258	XXX	XXX
Guaranteed Separate Accounts
009451AP0	$2	$2	$—	$2	$2	12/31/2018
02147QAF9	466	464	2	464	442	12/31/2018
059469AF3	177	176	1	176	176	12/31/2018
05951KBA0	45	44	1	44	44	12/31/2018
12544VAB5	20	19	1	19	19	12/31/2018
12627HAK6	160	157	3	157	153	12/31/2018
12628KAF9	137	134	3	134	124	12/31/2018
126384AQ9	40	37	3	37	38	12/31/2018
3622E8AC9	70	65	5	65	66	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	263	244	20	244	256	12/31/2018
36244SAF5	249	231	19	231	243	12/31/2018
61749EAH0	199	187	13	187	189	12/31/2018
61751DAE4	64	60	5	60	60	12/31/2018
76110VSU3	6	6	—	6	6	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
059515AE6	124	124	—	124	120	9/30/2018
12627HAK6	164	164	—	164	161	9/30/2018
12628KAF9	142	140	2	140	137	9/30/2018
76110VSU3	7	7	—	7	6	9/30/2018
009451AP0	6	2	4	2	2	6/30/2018
059469AF3	200	189	11	189	197	6/30/2018
059515AE6	134	129	5	129	126	6/30/2018
05951KBA0	253	237	15	237	249	6/30/2018
12544VAB5	22	21	1	21	22	6/30/2018
12627HAK6	177	171	6	171	171	6/30/2018
76110VSU3	8	8	—	8	7	6/30/2018
94984FAT6	27	25	1	25	27	6/30/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
05951KBA0	55	52	3	52	54	3/31/2018
1248MBAL9	229	225	3	225	216	3/31/2018
12627HAK6	189	181	8	181	178	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	852	784	67	784	809	3/31/2018
61751DAE4	75	70	5	70	74	3/31/2018
76110VSU3	9	9	—	9	8	3/31/2018
Subtotal - Guaranteed Separate Accounts	XXX	XXX	$213	XXX	XXX
Grand Total	XXX	XXX	$7,471	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 7, 2019, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-Income Housing Tax Credit
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserves
RMBS	Residential mortgage-backed securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2018

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$218,869,998
Other bonds (unaffiliated)	3,000,332,624
Bonds of affiliates	92,752,269
Preferred stocks (unaffiliated)	34,621
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	39,857,140
Common stocks of affiliates	—
Mortgage loans	608,633,082
Real estate	4,277,326
Premium notes, policy loans and liens	54,331,946
Cash on hand and on deposit	1,588,475
Short-term investments	25,123,509
Derivative instruments	26,137,370
Other invested assets	70,709,613
Aggregate write-ins for investment income	5,992,161
Gross investment income	$4,148,640,134

Real Estate Owned - Book Value less Encumbrances	$56,576,567

Mortgage Loans - Book Value:
—
Residential mortgages	$24,451,470
Commercial mortgages	13,317,649,189
Mezzanine real estate loans	867,635,686
Total mortgage loans	$14,209,736,345

Mortgage Loans by Standing - Book Value:
Good standing	$14,206,717,793
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$787,084
Foreclosures in process	$2,231,468

Other Invested Assets - Statement Value	$1,320,214,434

Collateral Loans	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$1,908,690,804
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$6,504,275,403
Over one year through five years	24,937,401,147
Over five years through 10 years	31,246,868,431
Over 10 years through 20 years	23,031,868,331
Over 20 years	1,180,047,616
Total by maturity	$86,900,460,928

Bonds by NAIC designation - statement value
NAIC 1	$56,268,989,359
NAIC 2	26,215,197,326
NAIC 3	2,456,182,067
NAIC 4	1,724,283,128
NAIC 5	193,356,235
NAIC 6	42,452,813
Total by NAIC designation	$86,900,460,928

Total bonds publicly traded	$54,001,599,071
Total bonds privately placed	$32,898,861,857

Preferred Stocks - Statement Value	$11,881,015

Common Stocks - Market Value	$1,315,476,336

Short-Term Investments - Book Value	$8,378,146

Options, Caps and Floors Owned - Statement Value	$65,467,849

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$248,679,483

Future Contracts Open - Current Value	$(24,406)

Cash on Deposit	$(173,244,351.85)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$175,250,618
Credit life	$—
Group life	$8,159,273

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$1,150,451

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$16,219,253
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$368,048,512
Income payable	$55,112,866

Ordinary - involving life contingencies
Income payable	$31,512,544

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,464,351,685
Deferred - fully paid account balance	$44,323,486,514
Deferred - not fully paid - account balance	$28,127,830,831

Group
Amount of income payable	$86,837,027
Fully paid account balance	$2,514,251
Not fully paid - account balance	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$202,101,079
Dividend accumulations - account balance	$—

Claim Payments 2018 (in thousands):
Group accident and health - year ended December 31, 2018
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other accident and health
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2018	$528,192
2017	$485,765
2016	$377,370
2015	$362,968
2014	$293,352
Prior	$39,583

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2018

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. Treasury securities	$592,051,950	0.564%	$592,051,950	—	$592,051,950	0.564%
U.S. government agency & corporate obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	519,202,447	0.494	519,202,447	—	519,202,447	0.494
Issued by U.S. government-sponsored agencies	525,539,588	0.500	525,539,588	—	525,539,588	0.500
Non-U.S. government (including Canada, excluding mortgage-backed securities)	314,446,201	0.299	314,446,201	—	314,446,201	0.299
Securities issued by states, territories, and possessions and political subdivisions in the U.S.:
State, territories and possessions general obligations	—	—	—	—	—	—
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	—	—	—	—	—
Revenue and assessment obligations	—	—	—	—	—	—
Industrial development and similar obligations	—	—	—	—	—	—
Mortgage-backed securities (including residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	3,610,645,378	3.437	3,610,645,378	—	3,610,645,378	3.437
Issued or guaranteed by FNMA and FHLMC	3,318,596,646	3.159	3,318,596,646	—	3,318,596,646	3.159
All other	—	—	—	—	—	—
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	8,094,784,277	7.705	8,094,784,277	—	8,094,784,277	7.706
Issued by non-U.S. government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in line above	—	—	—	—	—	—
All other	7,076,000,054	6.735	7,076,000,054	—	7,076,000,054	6.736
Other debt and other fixed income securities (excluding short-term):
Unaffiliated domestic securities (including credit tenant loans rated by the SVO)	45,566,678,797	43.373	45,566,678,797	—	45,566,678,797	43.380
Unaffiliated foreign securities	13,392,923,881	12.748	13,392,923,881	—	13,392,923,881	12.750
Affiliated securities	1,908,690,804	1.817	1,908,690,804	—	1,908,690,804	1.817

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Equity interests:
Investments in mutual funds	432,111,791	0.004	432,111,791	—	432,111,791	0.004
Preferred stocks:
Affiliated	—	—	—	—	—	—
Unaffiliated	11,881,015	0.000	11,881,015	—	11,881,015	—
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	—	—	—	—	—
Unaffiliated	848,504,407	0.008	848,504,407	—	848,504,407	0.008
Other equity securities:
Affiliated	—	—	—	—	—	—
Unaffiliated	34,860,138	0.000	34,860,138	—	34,860,138	—
Other equity interests including tangible personal property under lease:
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Mortgage loans:
Construction and land development	186,100,565	0.002	186,100,565		186,100,565	0.002
Agricultural	—	—	—	—	—	—
Single family residential properties	24,451,470	0.000	24,451,470		24,451,470	—
Multifamily residential properties	4,185,755,320	0.040	4,185,755,320		4,185,755,320
Commercial loans	8,945,793,304	0.085	8,945,793,304		8,945,793,304
Mezzanine real estate loans	867,635,686	0.008	867,635,686		867,635,686	0.008
Real estate investments:
Property occupied by company	—	—	—	—	—	—
Property held for production of income	55,673,628	0.001	55,673,628		55,673,628	0.001
Property held for sale	902,938	0.000	902,938		902,938	—
Policy loans	906,429,204	0.009	894,340,573		894,340,573
Derivatives	418,065,726	0.004	418,065,726		418,065,726	0.004
Receivables for securities	1,010,251	0.000	1,010,251		1,010,251	—
Securities lending	—	—	—	XXX	XXX	XXX
Cash, cash equivalents and short-term investments	1,891,328,585	0.018	1,891,328,585		1,891,328,585	0.018
Other invested assets	1,326,813,258	0.013	1,323,414,245		1,323,414,245	0.013
Total invested assets	$105,056,877,309	100.000%	$105,041,389,665	$—	$105,041,389,665	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2018

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $114,943,021,028

2.	Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
New York Life Insurance Company (Madison Capital Funding LLC)	Affiliated Bonds/Limited Partnership	$2,538,521,397	2.2%
Wells Fargo & Company	Bonds/Equity	$1,127,706,471	1.0%
JPMorgan Chase & Co	Bonds/Equity	$831,475,311	0.7%
Morgan Stanley	Bonds	$695,826,172	0.6%
GS Mortgage Securities	Bonds	$592,484,750	0.5%
General Growth Properties, Inc	Mortgage Loans	$576,573,695	0.5%
CitiGroup	Bonds/Equity	$532,705,389	0.5%
Global Logistic Properties	Mortgage Loans	$479,022,581	0.4%
The Macerich Company	Mortgage Loans	$464,600,000	0.4%
Commingled Pension Trust Fund	Mortgage Loans	$434,236,630	0.4%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$56,268,989,359	49.0%	P/RP - 1	$—	—%
NAIC – 2	$26,215,197,326	22.8%	P/RP - 2	$—	—%
NAIC – 3	$2,456,182,067	2.1%	P/RP - 3	$184,774	—%
NAIC – 4	$1,724,283,127	1.5%	P/RP - 4	$—	—%
NAIC – 5	$193,356,235	0.2%	P/RP - 5	$—	—%
NAIC – 6	$42,452,813	—%	P/RP - 6	$11,696,240	—%

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4.	Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$12,332,878,668	10.7%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$12,138,452,533	10.6%
Countries rated NAIC-2	$138,296,675	0.1%
Countries rated NAIC-3 or below	$56,129,460	0.0%

6.	Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
United Kingdom	$3,514,212,997	3.1%
Cayman Islands	$2,391,198,385	2.1%
Countries rated NAIC-2:
Mexico	$74,224,291	0.1%
Colombia	$26,033,766	0.0%
Countries rated NAIC-3 or below:
Bahamas	$34,872,617	—%
Barbados	$7,207,514	—%

7. Aggregate unhedged foreign currency exposure	$388,669,665	0.3%

8.	Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$375,243,832	0.3%
Countries rated NAIC-2:	$6,208,281	—%
Countries rated NAIC-3 or below:	$7,217,552	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$141,146,704	0.1%
Luxembourg	$100,542,163	0.1%
Countries rated NAIC-2:
Italy	$2,691,750	—%
India	$2,510,922	—%
Countries rated NAIC-3 or below:
Brazil	$3,315,373	—%
Turkey	$2,754,707	—%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
Smith & Nephew PLC	1	$144,500,000	0.1%
Compass Group PLC	1	$135,000,000	0.1%
STATNETT SF	1	$123,800,000	0.1%
Cooperatieve Rabobank UA	1FE	$114,111,394	0.1%
British Land Company PLC	1	$107,439,667	0.1%
Angel Trains GRP	2	$105,581,424	0.1%
BASF SE	1FE	$104,587,347	0.1%
Anglian Water Group LTD	1FE	$99,383,061	0.1%
Lesaffre	2Z	$97,167,732	0.1%
Intertek Group PLC	2	$96,000,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [X] No []

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is Yes responses are not required for the remainder of Interrogatory 14

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.4%
Commercial	$282,488,495	0.2%
Commercial	$196,534,087	0.2%
Commercial	$189,304,732	0.2%
Commercial	$186,944,540	0.2%
Commercial	$155,699,999	0.1%
Commercial	$155,242,420	0.1%
Commercial	$150,032,864	0.1%
Commercial	$145,428,179	0.1%
Commercial	$143,466,702	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$181,184,440	0.2%
Mortgage loans over 90 days past due	$787,084	—%
Mortgage loans in the process of foreclosure	$2,231,468	—%
Mortgage loans foreclosed	$862,138	—%
Restructured mortgage loans	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$0	—%	$—	—%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$0	—%	$42,630,189	—%	$—	—%
71% to 80%	$3,375,187	—%	$616,497,243	0.5%	$—	—%
Below 70%	$21,076,282	—%	$13,526,157,444	11.8%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$684,509,382	0.6%	$659,099,831	$662,687,601	$664,207,601
Repurchase agreements	$—	0.0%	$—	$—	$—
Reverse repurchase agreements	$220,102,000	0.2%	$210,442,000	$224,600,000	$219,840,000
Dollar repurchase agreements	$—	0.0%	$—	$—	$—
Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$65,467,849	0.1%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$85,863,678	0.1%	$88,608,627	$88,964,748	$89,053,692
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$198,281	—%	$174,372	$184,220	$187,605
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Board of Directors Resolutions.

Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 033-87382), filed 4/29/97 and incorporated herein by reference.

(2)	Custodial Agreements. Not applicable.

(3)	Distribution and Underwriting Agreements.

	(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

	(b)	Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), and incorporated herein by reference.

	(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

	(d)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 3(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Contracts.

	(a)	Form of New York Life Premier Variable Annuity – FP Series (No. ICC17V-P01) policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

	(b)	Form of Investment Preservation Rider – FP Series (No. ICC17V-R01D) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

	(c)	Form of Investment Preservation Rider – FP Series (No. ICC18V-R02D) (offered on and after May 1, 2018) filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-219399), filed on 2/2/18 and incorporated herein by reference.

	(d)	Form of E-Delivery Credit Rider – FP Series (No. ICC17V-R02) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

	(e)	Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

	(f)	Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

	(g)	Living Needs Benefit/Unemployment Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

	(h)	Form of Annual Death Benefit Reset Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Post-Effective Amendment No. 12 to this registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-156018) on February 6, 2015.

(5)	Applications.

Form of Application for policies for New York Life Premier Variable Annuity – FP Series (No. ICC17V-AT01 and ICC17V-AT02) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – IV (File No. 333-219400), filed 7/21/17 and incorporated herein by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

	(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

	(b)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) - Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 of for the NYLIAC MFA Separate Account-I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

	(c)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No.333-07617), filed 7/3/96 and incorporated herein by reference.

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	(d)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

	(e)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) - Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 of for the NYLIAC MFA Separate Account-I (File No. 2-86083), filed April 11, 2013 and incorporated herein by reference.

(7)	Reinsurance Contracts.

Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)	Participation and other agreements.

	(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

	(b)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

	(c)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

	(d)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference. Sponsored Variable Universal Life Separate Account-I (File No.333-07617), filed 1/2/97 and incorporated herein by reference.

(e)

Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

	(f)	Form of Subscription Agreement between NYLIAC and Variable Insurance Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(l) to Registrant’s Post-Effective Amendment No. 4 to the registration statement on Form N-4 for (File No. 333-30706), filed 12/12/00 and incorporated herein by reference.

	(g)	Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

	(h)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

	(i)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

	(j)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

	(k)	Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(l)	Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

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	(m)	Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(n)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(o)	Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(p)	Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(q)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

	(r)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

	(s)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

	(t)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

	(u)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

	(v)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

	(w)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

	(x)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

	(y)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

	(z)	Amended and Restated 12b-1 Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

	(a)(a)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management Company LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

	(b)(b)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

	(c)(c)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015 and incorporated herein by reference.

	(d)(d)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DeAWM Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

	(e)(e)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

	(f)(f)	Form of Participation Agreement among Legg Mason Investor Services LLC and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(g)(g)

Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

	(h)(h)	Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

	(i)(i)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

	(j)(j)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(9)	Legal Opinion.

Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)	Other Opinions

	(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

	(b)	Powers of Attorney. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to Post-Effective Amendment No. 23 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-156019), filed 2/11/19 and incorporated herein by reference.

(11)	Omitted Financial Statements. Not applicable.

(12)	Initial Capital Agreements. Not applicable.

C–3

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman of the Board, President & Chief Executive Officer
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Cook, Alexander I. M.	Director & Senior Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Senior Vice President & Controller
Grove, Matthew M.	Director & Executive Vice President
Harte, Francis Michael	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Huang, Dylan W.	Director, Senior Vice President & Actuary
Madgett, Mark J.	Director, Senior Vice President & Head of Agency
Miller, Amy	Director
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Wion, Matthew D.	Director & Senior Vice President
DeSanto, Craig L.	Executive Vice President
Malloy, Anthony R.	Executive Vice President
Afshar, Pedram	Senior Vice President
Badler, Sara L.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Del Secolo, Michael	Senior Vice President
Desiderato, Donald M.	Senior Vice President
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Karmen, Robert	Senior Vice President & Legal Officer
Lenz, Scott L.	Senior Vice President & Chief Tax Counsel
Loffredo, John M.	Senior Vice President
McDermott, Gail A.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Miccuci, Alison H.	Senior Vice President
Ok, Francis J.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Ramasamy, Neal S.	Senior Vice President & Chief Technology Officer
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Schwartz, Richard C.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Virendra, Sonali	Senior Vice President
Yoon, Jae	Senior Vice President
Anderson, Erik A.	Vice President & Actuary
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President - Tax
Ball, Aaron C.	Vice President
Begliotti, Jeffrey	Vice President & Actuary
Behrens, Dawn	Vice President
Bredikis, Scott	Vice President
Brill, Elizabeth	Vice President & Actuary
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cirella, Margaret M.	Vice President
Cristallo, James J.	Vice President & Actuary
Cruz, Jeanne M.	Vice President
DeToro, Karen J.	Vice President & Actuary
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
DiRago, John C.	Vice President
Donohue, Robert	Vice President & Assistant Treasurer
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Goldstein, Ross M.	Vice President
Hallahan, Mary T.	Vice President & Assistant Treasurer
Hamlen, Renee	Vice President
Hamrick, Jane L.	Vice President & Actuary
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Hoffman, Glenn	Vice President
Hynes, Robert J.	Vice President
Kary, Jason	Vice President
Khalil, Saad A.	Vice President & Assistant Treasurer
Kim, Terry	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Kuan, Melissa	Vice President
Kuhl, Amanda L.	Vice President & Actuary
Lamarque, Natalie	Vice President
Larkin, Colleen E.	Vice President & Assistant Secretary
Leber, Richard B.	Vice President, Legal Officer & Assistant Secretary
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Melka, Frank David	Vice President
Millay, Edward P.	Vice President
Mitchinson, Tod	Vice President & Chief Information Security Officer
Mosquera, Jaime	Vice President & Actuary
Murphy, Marijo F.	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Pecorino, Paul	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petty, William	Vice President
Pizzute, Robert J.	Vice President
Quartararo, Paul	Vice President & Chief Medical Director
Roy, Ari	Vice President
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Seewald, Scott R.	Vice President
Sell, David S.	Vice President
Shannon, Joseph J.	Vice President
Sherman, Nancy G.	Vice President
Silber, Irwin	Vice President & Actuary
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Tai, Ka Luk Stanley	Vice President
Tate, William P.	Vice President
Taylor, Todd	Vice President & Actuary
Tillotson, Sandra G.	Vice President & Legal Officer
Verastegui, Victor A.	Vice President
Walsh, Richard M.	Vice President
Walsh, Simon	Vice President
Webster, Gregory H.	Vice President
Weinstein, Scott W.	Vice President
Whites, Charles A.	Vice President & Legal Officer
Wildin, Michellen	Vice President
Williams, Matthew	Vice President
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Meade, Colleen A.	Secretary

C-4

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
The MainStay Funds(*)(†)	Massachusetts
MainStay VP Funds Trust(*)(†)	Delaware
MainStay Funds Trust	Delaware
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYL Investors REIT Manager LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, LP	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 NORTH FIRST CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 NORTH FIRST LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
MNCVAD-OFC ONE BAY CA LLC	(Delaware)
MNCVAD-HARVEST ONE BAY LLC	(Delaware)	(95%)
MNCVAD-IND RICHMOND CA LLC	(Delaware)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
MNCVAD II-MF HENLEY CA LLC	(Delaware)
MNCVAD II-SP HENLEY JV LLC	(Delaware)	(90%)
MNCVAD II-SP HENLEY OWNER	(Delaware)
MNCVAD II-OFC 770 L Street CA LLC	(Delaware)
MSVEF GP LLC	(Delaware)
MSVEF Investor LLC	(Delaware)
MSVEF Feeder LP	(Delaware)	(55.56%)
MSVEF REIT LLC	(Delaware)	(55.56%)
Madison Square Value Enhancement Fund LP	(Delaware)	(51%)
MSVEF-MF Evanston GP LLC	(Delaware)	(51%)
MSVEF-MF Evanston IL LP	(Delaware)	(51%)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager 0.00%)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
MADISON-IND VISTA LOGISTICS OR LLC	(Delaware)
MADISON-SPECHT VISTA LOGISTICS LLC	(Delaware)	(95%)
MADISON-MF MCCADDEN CA LLC	(Delaware)
MADISON-OFC 1201 WEST IL LLC	(Delaware)
MADISON-MCCAFFERY 1201 WEST IL LLC	(Delaware)	(92.5%)
MADISON-MF CRESTONE AZ LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC 32.026%)
New York Life Insurance and Annuity Corporation	(Delaware)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)[1]
Max Ventures and Industries Limited	(India)	(21.4%, NYLIC: 1.4%)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[2]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF KB Fund LLC	(Delaware)
MCF Fund I LLC	(Delaware)
MCF Hanwha Fund LLC	(Delaware)[7]	(0 voting ownership)
Ironshore Investment BL I Ltd.	(Bermuda)[7]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(NYLIC: 6.7%)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC)	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII Ltd.	(Delaware) [7]	(0 voting ownership)
MCF CLO VIII LLC	(Delaware)
MCF KB Fund LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund II LLC	(Delaware) [7]	(0 voting ownership)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[9]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)
MCF PD Fund GP LLC	(Delaware)[7]
MCF PD Fund LP	(Delaware)[7]
Warwick Seller Representative, LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia,Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[9]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
Hong Kong
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P
MacKay Municipal Managers Credit Opportunities HL (Cayman) GP LLC	(Cayman Is.)
MacKay Municipal Credit Opportunities HL (Cayman) Fund, LP	(Cayman Is.)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 0.00%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 1.14%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 91.67%; MacKay 8.32%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[7]
Plainview Funds plc – MacKay Shields High Yield Crossover Portfolio	(Ireland)	(NYL: 0%; MacKay: 3.31%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Credit Strategy Partners LP	(Delaware)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(13.61%)[3]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Select High Yield Bond Fund GP LLC	(Delaware)
MacKay Shields Select High Yield Bond Fund LP	(Delaware)
MacKay Shields High Yield Crossover Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Municipal Managers Strategic Opportunities GP LLC	(Delaware)
MacKay Municipal Managers Strategic Opportunities Fund, L.P.	(Delaware)
MacKay Shields US Equity Market Neutral Fund GP LLC	(Delaware)
MacKay Cornerstone US Equity Market Neutral Fund LP	(Delaware)
MacKay Shields Intermediate Bond Fund GP LLC	(Delaware)
MacKay Shields Intermediate Bond Fund LP	(Delaware)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master)	(Delaware)
CVP Holdings, LLC	(Delaware)	(60%)
CVP CLO Manager, LLC	(Delaware)
CVP CLO Holdings GP LLC	(Delaware)
CVP CLO Holdings, LP	(Cayman Is.)
CVP CLO Advisors, LLC	(Delaware)
Credit Value Partners, LLC	(Delaware)
CHIPC Evergreen General, LLC	(Delaware)
CVP High Income Private Credit Master Fund, LP	(Cayman Is.)
CVP Loan Servicing LLC	(Delaware)
CHIPC PE General, LLC	(Delaware)
CHIPC PE Intermediate Fund, LP	(Cayman Is.)
CVP High Income Private Equity PE Fund (Cayman), LP	(Cayman Is.)
CVP High Income Private Credit PE Fund, LP	(Delaware)
CVF IV General, LLC	(Delaware)
Credit Value Fund IV, LP	(Delaware)
Credit Value Fund (Cayman) IV, LP	(Cayman Is.)
Credit Value Intermediate Fund IV, LP	(Cayman Is.)
Credit Value Master Fund IV-A, LP	(Cayman Is.)
Credit Value Master Fund IV-B, LP	(Cayman Is.)
CVF IV Vert LLC	(Delaware)
CVF IV-A1 Vert LLC	(Delaware)
CVP SPV LLC	(Delaware)
CVP SPV LLC Series I	(Delaware)
CVP SPV LLC Series II	(Delaware)
CVP SPV LLC Series III	(Delaware)
CVP Europe Investment Management Limited	(Ireland)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone US Equity Market Neutral Fund, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker Holdco Preferred A, LP	(Delaware)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker Holdco C, LP	(Delaware)	(“GPPMBHC”)
GPP Mezzanine Blocker Holdco D, LP	(Delaware)	(“GPPMBHD”)
GPP Mezzanine Blocker Holdco E, LP	(Delaware)
GPP Mezz IV ECI Aggregator LP name change from GPP Mezzanine Blocker E, LP	(Delaware)
GPP Mezzanine Blocker Holdco F, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco G, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker G, LP	(Delaware)
GoldPoint Partners FA I, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Select Manager IV GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager IV GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund IV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Canada IV GenPar Inc.	(Delaware)
GoldPoint Partners Select Manager Canada Fund IV, L.P.	(Delaware)
GoldPoint Partners Co-Investment VI GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment VI GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment VI, LP	(Delaware)
GPP VI - ECI Aggregator LP	(Delaware)
GPP VI Blocker A LLC	(Delaware)
GPP VI Blocker B LLC	(Delaware)
GoldPoint Private Credit GenPar GP, LLC	(Delaware)
GoldPoint Private Credit Fund, LP	(Delaware)	(GoldPoint: 100%)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
GoldPoint Partners Canada GenPar, Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
Blue Sky Earthworks Ltd.	(Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[4]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[5]
NYLIM Jacob Ballas India Fund III	(Mauritius)	LLC
NYLIM Jacob Ballas Capital India (FVCI) III	(Mauritius)	LLC
NYLIM Jacob Ballas India (FII) III	(Mauritius)	LLC
Evolvence Asset Management, Ltd.	(Cayman Islands)	(Goldpoint: 24.5%)
NYLCAP Holdings LLC	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
IndexIQ Active ETF Trust	(Delaware)[7]
IQ MacKay Shields Muncpl Insrd ETF		(NYLIAC: 100%)
IQ MacKay Shields Muncpl Intern ETF		(NYLIAC: 97%)
IndexIQ ETF Trust (Delaware)
IQ 50 Percent Hedged FTSE Europe ETF		(NYLIC: 0.06%)
IQ 50 Percent Hedged FTSE Intl ETF		(NYLIM Holdings: 9.34%)
IQ 50 Percent Hedged FTSE Japan ETF		(NYLIC: 0.83%)
IQ 500 International ETF		(NYLIM Holdings: 0.42%, NYLIAC: 0.08%)
IQ Chaikin US Large Cap ETF		(NYLIM Holdings: 10.82%)
IQ Chaikin US Small Cap ETF		(NYLIM Holdings: 7.35%)
IQ Enhanced Core Bond US ETF		(NYLIM Holdings: 1.80%)
IQ Enhanced Core Plus Bond US ETF		(NYLIM Holdings: 1.93%)
IQ Global Agribusiness Small Cap ETF
IQ Global Resources ETF		(NYLIM Holdings: 2.97%)
IQ Hedge Event-Driven Tracker ETF		(NYLIAC: 0.05%)
IQ Hedge Long/Short Tracker ETF		(NYLIAC: 0.05%)
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Multi-Strategy Tracker ETF
IQ Leaders GTAA Tracker ETF		(NYLIC: 0.76%)
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ S&P High Yield Low Volatility Bd ETF		(NYLIC: 1.25%, NYLIM Holdings: 0.72%)
IQ Short Duration Enhanced Cor Bd US ETF		(NYLIAC: 0.06%)
IQ US Real Estate Small Cap ETF
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
Candriam Group S.ar.l. (“CG”)	(Luxembourg)
CGH UK Acquisition Company Limited	(UK)
Tristan Capital Partners Holdings Limited	(UK)	(40%)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(“CANLUX”) (CG: 95.060%; 1 share held by CANLUXS)
Candriam Luxembourg Italy Branch
Candriam Luxembourg UK Establishment
Candriam Luxembourg Germany Branch
Candriam Luxembourg US Branch
Candriam Luxembourg Spain Branch
Candriam Luxembourg Netherlands Branch
Candriam Luxembourg MENA Branch	(Dubai, UAE)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; CG: 0.01%)
Candriam France	(France)	(“CANFR”)
Candriam Monétaire SICAV	(France)	(CANBEL: 1.66%; CANFR: 0.98%)
Candriam Switzerland LLC	(Switzerland)
Belfius Fund	(Luxembourg)	(SICAV with Board controlled by Candriam)
BIL Prime Advanced	(Luxembourg)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 36.44%; CANBEL: 32.51%) (“BILPAC”) (SICAV Sub-Fund)
BIL Invest	(Luxembourg)	(0.00%)
BIL Invest Patrimonial High		(0.00%)
BIL Invest Patrimonial Low		(0.00%)
BIL Invest Patrimonial Medium		(0.00%)
BlueOrchard Microfinance Fund	(Luxembourg)	(0.00%)
Cordius	(Luxembourg)	(CANLUX: 4.28%, CANBEL: 1.01%, CANFR: 1.01%)
Cordius CIG		(CANLUX: 68.04%; CANBEL: 15.98%; CANFR: 15.98%)
Candriam Absolute Return	(Luxembourg)	(CANLUX: 0.15%, NYLIAC: 33.62%)
Candriam Absolute Return Long Short Digital Equity		(CANLUX: 0.11%, NYLIAC: 61.79%)
Candriam Absolute Return Systematic Long Short Equity		(CANLUX: 0.20%)
Candriam Absolute Return Equity Market Neutral		(0.00)
Candriam Alternative	(Luxembourg)	(CANLUX: 5.18%, NYLIAC: 11.46%)
Candriam Alternative Equity Market Neutral	(Lux)	(CANLUX: 21.14%, NYLIAC: 48.22%)
Candriam Alternative Systemat		(CANLUX: 0.21%)
Candriam Bonds	(Luxembourg)	(CANLUX: 0.05%, CANFR: 0.01%)
Candriam Bonds Convertible Defensive		(CANLUX: 0.02%)
Candriam Bonds Convertible Opportunities		(CANLUX: 25.32%)
Candriam Bonds Credit Opportunities		(CANLUX: 0.02%)
Candriam Bonds Emerging Debt Local Currencies		(CANLUX: 0.10%)
Candriam Bonds Emerging Markets		(CANLUX: 0.01%)
Candriam Bonds Emerging Markets Total Return		(CANLUX: 0.03%)
Candriam Bonds Euro Corporate		(CANLUX: 0.03%)
Candriam Bonds Euro Government		(CANLUX: 0.03%)
Candriam Bonds Euro High Yield		(CANFR 0.09%, CANLUX: 0.01%)
Candriam Bonds Euro Short Term		(CANLUX: 0.01%)
Candriam Bonds Global High Yield		(CANLUX: 0.08%)
Candriam Bonds International		(CANLUX: 0.07%)
Candriam Bonds Total Return		(CANLUX: 0.02%)
Candriam Business Equities	(Belgium)
Candriam Equities L	(Luxembourg)	(CANLUX: 0.01%)
Candriam Equities L Biotechnology		(0.00%)
Candriam Equities L Emerging Markets		(CANLUX: 0.01%)
Candriam Equities L Europe Conviction		(CANLUX: 0.01%)
Candriam Equities L Europe Small & Mid Caps		(CANLUX: 0.03%)
Candriam Equities L Global Demography		(CANLUX: 0.01%)
Candriam Equities L Robotics & Innovation Technology		(CANLUX: 0.01%)
Candriam Fund	(Luxembourg)
Candriam GF	(Luxembourg)	(NYLIAC: 84.11%)
Candriam GF Global Equity Opportunities		(NYLIAC: 97.72%)
Candriam GF Shorth Duration US High Yield Bonds		(NYLIAC: 50.82%)
Candriam GF U.S. Equity Opportunities		(NYLIAC: 98.11%)
Candriam GF US High Yield Corporate Bonds		(NYLIAC: 89.53%)
Candriam Global Alpha	(Luxembourg)	(CANLUK: 0.16%)
Candriam Index Arbitrage	(Luxembourg)	(CANLUX: 0.01%)
Candriam L	(Luxembourg)	(CANLUX: 0.06%, NYLIAC: 1.87%)
Candriam L Conservative Asset Allocation		(CANLUX: 0.16%)
Candriam L Multi-Asset Income		(CANLUX: 0.06%)
Candriam L Multi-Asset Income & Growth		(CANLUX: 0.05%)
Candriam L Multi-Asset Premia		(NYLIAC: 74.98%)
Candriam Money Market	(Luxembourg)	(CANLUX: 0.01%)
Candriam Money Market Euro AAA		(CANLUX: 0.04%)
Candriam Multi-Strategies	(Luxembourg)	(CANBEL 9.41%, CANFR: 14.42%, CANLUX: 33.12%)
Candriam Quant	(Luxembourg)	(0.00%)
Candriam Quant Equities USA		(0.00%)
Candriam Risk Arbitrage	(Luxembourg)	(CANLUX: 0.02%)
Candriam SRI	(Luxembourg)	(CANLUX: 0.02%, CANBEL: 0.25%)
Candriam SRI Bond Emerging Markets		(CANLUX: 0.08%)
Candriam SRI Bond Euro		(CANLUX: 0.11%)
Candriam SRI Bond Euro Corporate		(CANLUX: 0.04%)
Candriam SRI Bond Global High Yield		(CANLUX: 0.09%)
Candriam SRI Defensive Asset Allocation		(CANBEL: 5.66%)
Candriam SRI Equity Emerging Markets		(CANLUX: 0.01%)
Candriam SRI Equity EMU		(CANLUX: 0.02%)
Candriam SRI Equity Europe		(CANLUX: 0.01%)
Candriam SRI Equity North America		(CANLUX: 0.02%)
Candriam SRI Equity World		(CANLUX: 0.02%)
Candriam Sustainable	(Luxembourg)	(CANLUX: 0.01%)
Candriam Sustainable Euro Corporate Bonds		(CANLUX: 0.15%)
Candriam Sustainable Europe		(CANLUX: 0.02%)
Candriam Sustainable North America		(CANLUX: 0.03%)
Candriam Treasury Management	(France)
Candriam World Alternative	(Luxembourg)	(CANLUX: 0.08%, NYLIAC: 12.20%)
Candriam World Alternative Alphamax		(NYLIAC: 17.44%/CANLUX: 0.11%)
Cleome Index	(Luxembourg)	(CANFR: 0.01%)
Cleome Index EMU Equities		(CANF: 0.05%)
Cleome Index World Equities		(CANFR: 0.04%)
Ausbil Investment Management Limited	(Australia)	(79.25%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Focus Investment Company Limited	(Australia)	(Dormant)
Ausbil Global Infrastructure Pty. Limited	(Australia)	(55%) (45% owned by 4 employees)
ISPT Holding	(Australia)	(0.037%)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
Ausbil 130/30 Focus Fund	(Australia)[6]
Ausbil Active Dividend Income Fund	(Australia)
Ausbil Active Sustainable Equity Fund	(Australia)	(NYLIAC 99.99%) (Ausbil has sole authority over fund)
Ausbil Australian Active Equity Fund	(Australia)
Ausbil Australian Concentrated Equity Fund	(Australia)
Ausbil Australian Emerging Leaders Fund	(Australia)
Ausbil Australian Geared Equity Fund	(Australia)
Ausbil Australian Smallcap Fund	(Australia)
Ausbil Balanced Fund	(Australia)
Ausbil EGS Focus Fund	(Australia)
Ausbil Global Essential Infrastructure Fund	(Australia)
Ausbil Global Resources Fund	(Australia)
Ausbil Global SmallCap Fund	(Australia)
Ausbill Microcap Fund	(Australia)	(NYLIAC: 21.03%)
MacKay Shields Unconstrained Bond Fund	(Australia)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(67.59%)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PA Hedged Equity Fund, L.P. (Delaware) Private Advisors Hedged Equity Fund (QP), L.P	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF V Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VII (Cayman), LP	(Cayman Is.)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
PASCPEF VIII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VIII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VIII (Cayman), LP	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF V Carry, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
PARAF II GP, LLC	(Delaware)
Private Advisors Real Assets Fund II, LP	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[7]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Delaware)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 18 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 100% Equity)
Flatiron CLO 18 Funding Ltd.	(Cayman Islands)	(NYL: 100%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
REEP-IND Cedar Farms TN LLC	(Delaware)
Cedar Farms JV LLC	(Delaware)	(90%)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-MF SPENCER NV LLC	(Delaware)
REEP-HZ SPENCER JV LLC	(Delaware)	(92.7%)
REEP-HZ SPENCER LLC	(Delaware)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC Viridian AZ LLC	(Delaware)
REEP-Hines Viridian JV LLC	(Delaware)	(73.0309%)
REEP-OFC 2300 Empire LLC	(Delaware)
REEP-MF Wynnewood PA LLC	(Delaware)
Wynnewood JV LLC	(Delaware)	(92.5%)
REEP-MU Fayetteville NC LLC	(Delaware)	(100%)
501 Fayetteville JV LLC	(Delaware)	(85%)
501 Fayetteville Owner LLC	(Delaware)	(100%)
REEP-MU SOUTH GRAHAM NC LLC	(Delaware)
401 SOUTH GRAHAM JV LLC	(Delaware)	(90%)
401 SOUTH GRAHAM OWNER LLC	(Delaware)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 100%)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
2017 CT REO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC	(Delaware)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND 4700 Nall TX LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND Alpha TX LLC	(Delaware)
REEP-IND CDC NC LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-IND Simonton TX LLC	(Delaware)
REEP-IND Valley View TX LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF 960 East Paces Ferry GA LLC	(Delaware)
REEP-MF 960 EPF Opco GA LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Mount Laurel NJ LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-OFC 2300 Empire CA LLC	(Delaware)
REEP-IND 10 WEST II AZ LLC	(Delaware)
REEP-RTL Flemington NJ LLC	(Delaware)
REEP-RTL Mill Creek NJ LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[8]
New York Life Global Funding	(Delaware)[8]
NYL Equipment Issuance Trust	(Delaware)[9]
NYL Equipment Issuance Trust 2014-2	(Delaware)[9]
Government Energy Savings Trust 2003-A (GEST)	(New York)[9]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[9]
NYLARC Holding Company Inc.	(Arizona)[8]
New York Life Agents Reinsurance Company	(Arizona)[8]
JREP Fund Holdings I, L.P.	(Cayman Is.)	(12.5%)
Jaguar Real Estate Partners L.P.	(Cayman Is.)	(30.3%)
NYLIFE Office Holdings Member LLC	(Delaware)	(51%)
NYLIFE Office Holdings LLC	(Delaware)	(51%)
NYLIFE Office Holdings REIT LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(100%)
NYLIFE Office Holdings Acquisitions REIT LLC	(Delaware)
REEP OFC Westory DC LLC	(Delaware)

(+)

By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

(*)

Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(†)

New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

1	NYL Cayman Holdings Ltd. owns 15.62%.
2	NYL Worldwide Capital Investment LLC owns 0.002%.
3	NYLIC owns 13.24%, NYLIAC owns 0.00%, and MacKay owns .37% for a total ownership of 14.59%.
4	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6	Registered Managed Investment Scheme of which Ausbil Investment Management Limited is the sole Responsible Party.
7	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
8	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
9	Control is through financial interest, not ownership of voting interests.

C-5

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2018, there were approximately 21 owners of Qualified Policies and 11 owners of Non-Qualified Policies offered under this Registration Statement.

ITEM 28. INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

C–6

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC VLI Separate Account

Mainstay Funds Trust

The MainStay Funds

MainStay VP Funds Trust

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
McLean, John	Chairman and Chief Executive Officer
Gardner, Robert M.	Manager
Akkerman, John	Senior Managing Director, MacKay Shields Institutional Sales
Lehneis, Kirk C.	Senior Managing Director
Berlin, Scott L.	Senior Vice President, Institutional Life
Cristallo, James J.	Senior Vice President, Retail Life
Harte, Francis M.	Senior Vice President
Hung, Yie-Hsin	Senior Vice President, New York Life Investment Management
Huang, Dylan W.	Senior Vice President, Retail Annuities
McInerney, Barbara J.	Senior Vice President, Compliance
Virendra, Sonali	Senior Vice President
Barrack, Robert M.	Managing Director, GoldPoint Partners Institutional Sales
Parness, Amanda S.	Managing Director, GoldPoint Partners Institutional Sales
Stringer, Christopher R.	Managing Director, Private Advisors Institutional Sales
Sullivan, Howard A.	Managing Director, Credit Value Partners Institutional Sales
Zimmerman, Jonathan H.	Managing Director, IndexIQ Institutional Sales
Bain, Karen A.	Vice President – Tax
Gomez, Mark A.	Vice President and General Counsel
Rhodehouse, Kevin G.	Vice President & Chief Compliance Officer
Wickwire, Brian D.	Vice President, Controller & Chief Operating Officer
Essig, Daniel	Corporate Vice President, US Life & Agency Product Consulting
Herrera, Rafaela M.	Corporate Vice President, Compliance & Sales Material Review
Howard, Linda M.	Corporate Vice President, Compliance, Anti-Money Laundering Officer & Office of Foreign Assets Control Officer
Hansen, Marta	Director, Chief Financial Officer, Principal Operations Officer & Treasurer
Meade, Colleen A.	Secretary
Sharrier, Elizabeth A.	Assistant Secretary

C–7

(c) Commissions and Other Compensation

Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, New York, New York 10010; New York Life–Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and New York Life Investment Management LLC, State Street Bank, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES – Not applicable.

ITEM 32. UNDERTAKINGS – Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

C–8

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

C–9

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 11, 2019.

NYLIAC VARIABLE ANNUITY
SEPARATE ACCOUNT - IV
(Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams
Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe *	Director

David G. Bedard*	Director

Alexander I.M. Cook*	Director

John T. Fleurant*	Director and Chief Financial Officer

Robert M. Gardner*	Director and Controller (Principal Accounting Officer)

Matthew M. Grove*	Director

Frank Harte*	Director

Thomas A. Hendry*	Director

Dylan W. Huang*	Director

Mark J. Madgett*	Director

Theodore A. Mathas*	Chairman of the Board, President and Chief Financial Officer (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams
Attorney-in-Fact

April 11, 2019

*	Pursuant to Powers of Attorney incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

(9)	Opinion and Consent of Thomas F. English, Esq.

(10)(a)	Consent of PricewaterhouseCoopers LLP.